UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.3%
	Academic Loan Funding Trust,
1,930	Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	1,942
2,158	Series 2013-1A, Class A, VAR, 0.955%, 12/26/44 (e)	2,150
	Ally Auto Receivables Trust,
81	Series 2012-1, Class A3, 0.930%, 02/16/16	81
151	Series 2012-2, Class A3, 0.740%, 04/15/16	151
383	Series 2012-3, Class A3, 0.850%, 08/15/16	383
1,722	Series 2013-2, Class A3, 0.790%, 01/15/18	1,724
300	Series 2013-2, Class A4, 1.240%, 11/15/18	301
1,981	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,982
	American Credit Acceptance Receivables Trust,
154	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	154
572	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	573
300	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	300
1,867	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	1,866
1,182	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,183
1,009	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	1,008
	AmeriCredit Automobile Receivables Trust,
10	Series 2012-2, Class A3, 1.050%, 10/11/16	10
114	Series 2012-3, Class A3, 0.960%, 01/09/17	114
180	Series 2012-5, Class A3, 0.620%, 06/08/17	180
499	Series 2013-4, Class A2, 0.740%, 11/08/16	499
590	Series 2013-5, Class A3, 0.900%, 09/10/18	590
93	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	93
1,740	Axis Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,740
90	Bank of America Auto Trust, Series 2012- 1, Class A3, 0.780%, 06/15/16	90
429	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	410
678	BMW Vehicle Owner Trust, Series 2013- A, Class A3, 0.670%, 11/27/17	678
899	BXG Receivables Note Trust, Series 2012- A, Class A, 2.660%, 12/02/27 (e)	897
700	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	708
546	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	548
671	Capital Auto Receivables Asset Trust, Series 2013-3, Class A1B, VAR, 0.585%, 11/20/15	671
	CarFinance Capital Auto Trust,
493	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	494
251	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	251
778	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	780
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	380
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.131%, 10/15/21 (e) (i)	3,207
	CarMax Auto Owner Trust,
373	Series 2011-1, Class A4, 2.160%, 09/15/16	374
128	Series 2011-3, Class A3, 1.070%, 06/15/16	129
676	Series 2013-4, Class A3, 0.800%, 07/16/18	676
440	Series 2013-4, Class A4, 1.280%, 05/15/19	439
	Carnow Auto Receivables Trust,
171	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	171
750	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	752
336	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	345
1,266	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,282
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,048
296	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.535%, 12/25/33	284
	CNH Equipment Trust,
465	Series 2011-A, Class A4, 2.040%, 10/17/16	466
209	Series 2012-A, Class A3, 0.940%, 05/15/17	209
	Concord Funding Co. LLC,
2,800	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,650	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	1,661
1,079	Conix Mortgage Asset Trust, Series 2013- 1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	572
	CPS Auto Receivables Trust,
473	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	484
251	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	255
1,506	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,526
2,120	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,128
2,898	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	2,910
390	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	391
	CPS Auto Trust,
893	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	902
143	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	144
	Credit Acceptance Auto Loan Trust,
62	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	62
1,177	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,180
832	CWABS, Inc. Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	806
813	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	814
	Exeter Automobile Receivables Trust,
183	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	184
423	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	424
1,084	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	1,085
845	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	846
4,386	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	4,389
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	557
	Fifth Third Auto Trust,
349	Series 2013-1, Class A3, 0.880%, 10/16/17	350
1,280	Series 2014-3, Class A2A, 0.570%, 05/15/17	1,280
413	Series 2014-3, Class A3, 0.960%, 03/15/19	413
	First Investors Auto Owner Trust,
236	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	236
2,031	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	2,029
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	883
	Flagship Credit Auto Trust,
722	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	723
1,166	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,170
1,178	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,176
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	246
2,430	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	2,430
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	895
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	442
	Ford Credit Auto Lease Trust,
503	Series 2013-B, Class A3, 0.760%, 09/15/16	503
247	Series 2014-A, Class A2A, 0.500%, 10/15/16	247
	Ford Credit Auto Owner Trust,
219	Series 2012-A, Class A3, 0.840%, 08/15/16	219
167	Series 2012-B, Class A3, 0.720%, 12/15/16	167
408	Series 2012-D, Class A3, 0.510%, 04/15/17	408
1,500	Series 2014-C, Class A2, 0.610%, 08/15/17	1,500
1,223	Series 2014-C, Class A3, 1.060%, 05/15/19	1,224
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.535%, 01/15/18	670
445	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	454
	FRT Trust,
174	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	174
65	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	65
1,880	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	1,884
261	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	258
	GE Equipment Midticket LLC,
373	Series 2012-1, Class A3, 0.600%, 05/23/16	373
360	Series 2012-1, Class A4, 0.780%, 09/22/20	361

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,433	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	3,412
	GMAT Trust,
1,549	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,558
673	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	674
	HLSS Servicer Advance Receivables Backed Notes,
7,662	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	7,637
2,140	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	2,119
	HLSS Servicer Advance Receivables Trust,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,559
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,189
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	498
4,568	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	4,564
997	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	989
172	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.355%, 03/25/36	142
	Honda Auto Receivables Owner Trust,
388	Series 2012-1, Class A4, 0.970%, 04/16/18	389
112	Series 2012-2, Class A3, 0.700%, 02/16/16	112
1,527	Series 2013-4, Class A3, 0.690%, 09/18/17	1,528
930	Series 2014-2, Class A3, 0.770%, 03/19/18	930
	HSBC Home Equity Loan Trust USA,
624	Series 2006-1, Class A1, VAR, 0.315%, 01/20/36	621
1,220	Series 2007-3, Class APT, VAR, 1.355%, 11/20/36	1,219
	Huntington Auto Trust,
866	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	869
162	Series 2012-1, Class A3, 0.810%, 09/15/16	162
	Hyundai Auto Receivables Trust,
250	Series 2010-B, Class A4, 1.630%, 03/15/17	252
175	Series 2011-B, Class A4, 1.650%, 02/15/17	175
581	John Deere Owner Trust, Series 2012-B, Class A4, 0.690%, 01/15/19	581
	KGS-Alpha Capital Markets LP,
18,563	IO, VAR, 11.244%, 08/25/38	711
11,688	Series 2013-2, IO, VAR, 18.053%, 03/25/39	672
15	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	15
181	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	180
404	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.355%, 01/25/36	386
	LV Tower 52 Issuer LLC,
2,584	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	2,590
1,205	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,205
494	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	494
1,053	Mid-State Capital Corp. Trust, Series 2006- 1, Class M1, 6.083%, 10/15/40 (e)	1,085
2,029	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	2,041
	Nationstar Agency Advance Funding Trust,
1,078	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,077
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	431
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	215
767	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	767
663	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.506%, 12/07/20	664
932	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	958
611	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	611
333	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	334
5,497	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	5,489
	NYMT Residential LLC,
1,500	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	1,500
2,239	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,239
	Oak Hill Advisors Residential Loan Trust,
5,424	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	5,424
1,371	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,327

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,952	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	2,968
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,744
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	405
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,673
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,491
851	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004- MCW1, Class M1, VAR, 1.093%, 10/25/34	847
589	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	591
1,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	1,007
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,354
1,980	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	1,929
2,507	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,515
295	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	154
389	Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	393
297	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.497%, 01/25/36	229
605	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	600
	SNAAC Auto Receivables Trust,
69	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	69
779	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	779
	SpringCastle America Funding LLC,
9,450	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	9,459
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,506
	Springleaf Funding Trust,
9,200	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,261
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,036
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,030
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,542
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	527
	Stanwich Mortgage Loan Co. LLC,
297	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	297
1,472	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,452
1,167	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	1,166
177	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002- 23XS, Class A7, SUB, 6.580%, 11/25/32	184
5,000	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	5,000
	Trafigura Securitisation Finance plc, (Ireland),
3,844	Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	3,869
4,251	Series 2014-1A, Class A, VAR, 1.105%, 10/15/21 (e)	4,251
	Truman Capital Mortgage Loan Trust,
2,504	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	2,500
2,143	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	2,141
1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	982
2,026	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	2,024
	Vericrest Opportunity Loan Transferee,
6,461	Series 2014-NPL7, Class A1, SUB, 3.125%, 08/27/57 (e)	6,453
2,336	Series 2014-NPL8, Class A1, SUB, 3.375%, 10/25/54 (e)	2,336
	Vericrest Opportunity Loan Transferee LLC,
1,999	Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	2,001
2,091	Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	2,094
2,119	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	2,129
3,456	Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	3,461
3,568	Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	3,547
568	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	569
1,309	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	1,310

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
865		VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	864
3,158		VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	3,153
		VOLT XX LLC,
2,278		Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	2,286
1,299		Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	1,303
797		VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	798
		VOLT XXVI LLC,
2,508		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	2,505
938		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	919
		Westgate Resorts LLC,
437		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	438
793		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	799
441		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	443
972		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	975
		World Omni Auto Receivables Trust,
1,164		Series 2013-B, Class A3, 0.830%, 08/15/18	1,165
413		Series 2013-B, Class A4, 1.320%, 01/15/20	414

		Total Asset-Backed Securities (Cost $256,851)	257,744

Collateralized Mortgage Obligations — 21.0%
		Agency CMO — 14.8%
612		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	632
189		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	210
		Federal Home Loan Mortgage Corp. REMIC,
7		Series 11, Class D, 9.500%, 07/15/19	7
8		Series 22, Class C, 9.500%, 04/15/20	8
13		Series 23, Class F, 9.600%, 04/15/20	14
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	1
3		Series 99, Class Z, 9.500%, 01/15/21	4
–	(h)	Series 204, Class E, HB, IF, 1,857.676%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
5		Series 1065, Class J, 9.000%, 04/15/21	5
1		Series 1079, Class S, HB, IF, 33.474%, 05/15/21	2
4		Series 1084, Class F, VAR, 1.105%, 05/15/21	4
3		Series 1084, Class S, HB, IF, 44.529%, 05/15/21	5
10		Series 1116, Class I, 5.500%, 08/15/21	11
12		Series 1144, Class KB, 8.500%, 09/15/21	14
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,180.814%, 01/15/22	5
9		Series 1250, Class J, 7.000%, 05/15/22	10
16		Series 1343, Class LA, 8.000%, 08/15/22	19
21		Series 1343, Class LB, 7.500%, 08/15/22	24
36		Series 1370, Class JA, VAR, 1.305%, 09/15/22	37
36		Series 1455, Class WB, IF, 4.598%, 12/15/22	38
168		Series 1466, Class PZ, 7.500%, 02/15/23	189
3		Series 1470, Class F, VAR, 1.663%, 02/15/23	3
190		Series 1498, Class I, VAR, 1.305%, 04/15/23	195
279		Series 1502, Class PX, 7.000%, 04/15/23	309
32		Series 1505, Class Q, 7.000%, 05/15/23	36
76		Series 1518, Class G, IF, 8.880%, 05/15/23	89
25		Series 1541, Class M, HB, IF, 24.869%, 07/15/23	39
67		Series 1541, Class O, VAR, 1.620%, 07/15/23	68
7		Series 1570, Class F, VAR, 2.163%, 08/15/23	8
261		Series 1573, Class PZ, 7.000%, 09/15/23	293
156		Series 1591, Class PV, 6.250%, 10/15/23	170
27		Series 1602, Class SA, HB, IF, 22.247%, 10/15/23	47
655		Series 1608, Class L, 6.500%, 09/15/23	717
25		Series 1609, Class LG, IF, 16.998%, 11/15/23	26
440		Series 1638, Class H, 6.500%, 12/15/23	487
313		Series 1642, Class PJ, 6.000%, 11/15/23	348

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	19
15	Series 1686, Class SH, IF, 18.889%, 02/15/24	22
105	Series 1695, Class EB, 7.000%, 03/15/24	119
21	Series 1699, Class FC, VAR, 0.755%, 03/15/24	22
116	Series 1700, Class GA, PO, 02/15/24	113
296	Series 1706, Class K, 7.000%, 03/15/24	336
10	Series 1709, Class FA, VAR, 1.400%, 03/15/24	10
34	Series 1745, Class D, 7.500%, 08/15/24	40
640	Series 1760, Class ZD, VAR, 1.750%, 02/15/24	657
237	Series 1798, Class F, 5.000%, 05/15/23	258
4	Series 1807, Class G, 9.000%, 10/15/20	4
62	Series 1829, Class ZB, 6.500%, 03/15/26	68
64	Series 1863, Class Z, 6.500%, 07/15/26	70
39	Series 1865, Class D, PO, 02/15/24	34
49	Series 1890, Class H, 7.500%, 09/15/26	57
140	Series 1899, Class ZE, 8.000%, 09/15/26	163
8	Series 1935, Class FL, VAR, 0.855%, 02/15/27	8
106	Series 1963, Class Z, 7.500%, 01/15/27	123
15	Series 1970, Class PG, 7.250%, 07/15/27	17
199	Series 1981, Class Z, 6.000%, 05/15/27	222
74	Series 1987, Class PE, 7.500%, 09/15/27	82
174	Series 2019, Class Z, 6.500%, 12/15/27	196
50	Series 2033, Class SN, HB, IF, 28.453%, 03/15/24	20
142	Series 2038, Class PN, IO, 7.000%, 03/15/28	26
297	Series 2040, Class PE, 7.500%, 03/15/28	341
44	Series 2043, Class CJ, 6.500%, 04/15/28	50
217	Series 2054, Class PV, 7.500%, 05/15/28	250
407	Series 2075, Class PH, 6.500%, 08/15/28	457
457	Series 2075, Class PM, 6.250%, 08/15/28	516
118	Series 2086, Class GB, 6.000%, 09/15/28	132
191	Series 2089, Class PJ, IO, 7.000%, 10/15/28	34
558	Series 2095, Class PE, 6.000%, 11/15/28	617
173	Series 2125, Class JZ, 6.000%, 02/15/29	192
40	Series 2132, Class SB, HB, IF, 29.871%, 03/15/29	72
22	Series 2134, Class PI, IO, 6.500%, 03/15/19	2
234	Series 2136, Class PG, 6.000%, 03/15/29	261
70	Series 2141, Class IO, IO, 7.000%, 04/15/29	12
62	Series 2163, Class PC, IO, 7.500%, 06/15/29	11
648	Series 2169, Class TB, 7.000%, 06/15/29	745
331	Series 2172, Class QC, 7.000%, 07/15/29	374
315	Series 2176, Class OJ, 7.000%, 08/15/29	364
172	Series 2201, Class C, 8.000%, 11/15/29	200
162	Series 2209, Class TC, 8.000%, 01/15/30	195
275	Series 2210, Class Z, 8.000%, 01/15/30	319
56	Series 2224, Class CB, 8.000%, 03/15/30	68
151	Series 2230, Class Z, 8.000%, 04/15/30	177
120	Series 2234, Class PZ, 7.500%, 05/15/30	138
103	Series 2247, Class Z, 7.500%, 08/15/30	119
150	Series 2256, Class MC, 7.250%, 09/15/30	173
281	Series 2259, Class ZM, 7.000%, 10/15/30	324
9	Series 2261, Class ZY, 7.500%, 10/15/30	10
35	Series 2262, Class Z, 7.500%, 10/15/30	41
335	Series 2271, Class PC, 7.250%, 12/15/30	385
379	Series 2283, Class K, 6.500%, 12/15/23	423
148	Series 2296, Class PD, 7.000%, 03/15/31	171
46	Series 2306, Class K, PO, 05/15/24	44
109	Series 2306, Class SE, IF, IO, 8.350%, 05/15/24	20
204	Series 2313, Class LA, 6.500%, 05/15/31	230
265	Series 2325, Class PM, 7.000%, 06/15/31	284
179	Series 2344, Class QG, 6.000%, 08/15/16	184
1,520	Series 2344, Class ZD, 6.500%, 08/15/31	1,745
124	Series 2344, Class ZJ, 6.500%, 08/15/31	141
119	Series 2345, Class NE, 6.500%, 08/15/31	134

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
70	Series 2345, Class PQ, 6.500%, 08/15/16	72
135	Series 2351, Class PZ, 6.500%, 08/15/31	153
1,203	Series 2353, Class AZ, 6.000%, 09/15/31	1,321
76	Series 2353, Class TD, 6.000%, 09/15/16	79
58	Series 2355, Class BP, 6.000%, 09/15/16	59
38	Series 2359, Class PM, 6.000%, 09/15/16	40
507	Series 2359, Class ZB, 8.500%, 06/15/31	608
109	Series 2360, Class PG, 6.000%, 09/15/16	113
23	Series 2363, Class PF, 6.000%, 09/15/16	24
49	Series 2366, Class MD, 6.000%, 10/15/16	50
246	Series 2367, Class ME, 6.500%, 10/15/31	271
155	Series 2391, Class QR, 5.500%, 12/15/16	160
75	Series 2394, Class MC, 6.000%, 12/15/16	77
532	Series 2396, Class FM, VAR, 0.605%, 12/15/31	538
279	Series 2399, Class OH, 6.500%, 01/15/32	317
468	Series 2399, Class TH, 6.500%, 01/15/32	529
453	Series 2410, Class NG, 6.500%, 02/15/32	518
176	Series 2410, Class OE, 6.375%, 02/15/32	189
311	Series 2410, Class QS, IF, 19.098%, 02/15/32	462
170	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	46
349	Series 2412, Class SP, IF, 15.791%, 02/15/32	466
513	Series 2420, Class XK, 6.500%, 02/15/32	583
424	Series 2423, Class MC, 7.000%, 03/15/32	489
381	Series 2423, Class MT, 7.000%, 03/15/32	440
86	Series 2425, Class OB, 6.000%, 03/15/17	89
829	Series 2430, Class WF, 6.500%, 03/15/32	936
445	Series 2434, Class TC, 7.000%, 04/15/32	500
565	Series 2435, Class CJ, 6.500%, 04/15/32	617
377	Series 2436, Class MC, 7.000%, 04/15/32	426
297	Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	81
205	Series 2450, Class GZ, 7.000%, 05/15/32	235
238	Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	53
1,176	Series 2455, Class GK, 6.500%, 05/15/32	1,326
36	Series 2458, Class QE, 5.500%, 06/15/17	37
347	Series 2462, Class JG, 6.500%, 06/15/32	392
785	Series 2464, Class SI, IF, IO, 7.845%, 02/15/32	202
787	Series 2466, Class PH, 6.500%, 06/15/32	855
353	Series 2474, Class NR, 6.500%, 07/15/32	399
469	Series 2484, Class LZ, 6.500%, 07/15/32	531
634	Series 2500, Class MC, 6.000%, 09/15/32	719
33	Series 2503, Class BH, 5.500%, 09/15/17	35
165	Series 2508, Class AQ, 5.500%, 10/15/17	174
461	Series 2512, Class PG, 5.500%, 10/15/22	506
258	Series 2535, Class BK, 5.500%, 12/15/22	283
314	Series 2537, Class TE, 5.500%, 12/15/17	331
861	Series 2543, Class YX, 6.000%, 12/15/32	976
765	Series 2544, Class HC, 6.000%, 12/15/32	850
980	Series 2552, Class ME, 6.000%, 01/15/33	1,089
947	Series 2567, Class QD, 6.000%, 02/15/33	1,046
625	Series 2568, Class KG, 5.500%, 02/15/23	689
106	Series 2571, Class SK, HB, IF, 33.833%, 09/15/23	187
2,312	Series 2575, Class ME, 6.000%, 02/15/33	2,567
285	Series 2586, Class WI, IO, 6.500%, 03/15/33	48
709	Series 2587, Class WX, 5.000%, 03/15/18	745
640	Series 2596, Class QG, 6.000%, 03/15/33	706
236	Series 2611, Class UH, 4.500%, 05/15/18	247
424	Series 2617, Class GR, 4.500%, 05/15/18	443

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
342	Series 2626, Class NS, IF, IO, 6.395%, 06/15/23	26
493	Series 2631, Class LC, 4.500%, 06/15/18	515
236	Series 2636, Class Z, 4.500%, 06/15/18	247
310	Series 2637, Class SA, IF, IO, 5.945%, 06/15/18	23
24	Series 2638, Class DS, IF, 8.445%, 07/15/23	27
228	Series 2650, Class PO, PO, 12/15/32	226
962	Series 2650, Class SO, PO, 12/15/32	945
364	Series 2651, Class VZ, 4.500%, 07/15/18	381
175	Series 2672, Class ME, 5.000%, 11/15/22	176
1,613	Series 2675, Class CK, 4.000%, 09/15/18	1,685
2,393	Series 2684, Class PO, PO, 01/15/33	2,381
162	Series 2691, Class ME, 4.500%, 04/15/32	163
120	Series 2692, Class SC, IF, 12.977%, 07/15/33	142
491	Series 2695, Class DG, 4.000%, 10/15/18	514
23	Series 2696, Class CO, PO, 10/15/18	23
1,468	Series 2710, Class HB, 5.500%, 11/15/23	1,611
181	Series 2715, Class OG, 5.000%, 01/15/23	182
932	Series 2716, Class UN, 4.500%, 12/15/23	1,003
454	Series 2720, Class PC, 5.000%, 12/15/23	495
380	Series 2744, Class PE, 5.500%, 02/15/34	406
684	Series 2744, Class TU, 5.500%, 05/15/32	712
22	Series 2764, Class TE, 5.000%, 10/15/32	22
126	Series 2777, Class OM, PO, 12/15/32	126
29	Series 2780, Class JG, 4.500%, 04/15/19	29
900	Series 2783, Class AT, 4.000%, 04/15/19	940
2,225	Series 2809, Class UC, 4.000%, 06/15/19	2,322
54	Series 2827, Class XO, PO, 01/15/23	54
70	Series 2835, Class QO, PO, 12/15/32	65
110	Series 2840, Class JO, PO, 06/15/23	108
272	Series 2922, Class JN, 4.500%, 02/15/20	282
615	Series 2934, Class EC, PO, 02/15/20	606
512	Series 2934, Class HI, IO, 5.000%, 02/15/20	45
473	Series 2934, Class KI, IO, 5.000%, 02/15/20	41
391	Series 2958, Class QD, 4.500%, 04/15/20	410
1,019	Series 2962, Class BE, 4.500%, 04/15/20	1,081
2,053	Series 2965, Class GD, 4.500%, 04/15/20	2,166
52	Series 2989, Class PO, PO, 06/15/23	52
4,084	Series 2990, Class UZ, 5.750%, 06/15/35	4,361
1,483	Series 3004, Class EK, 5.500%, 07/15/35	1,529
8	Series 3007, Class AI, IO, 5.500%, 07/15/24	—	(h)
71	Series 3014, Class OD, PO, 08/15/35	65
944	Series 3047, Class OD, 5.500%, 10/15/35	1,080
480	Series 3049, Class XF, VAR, 0.505%, 05/15/33	483
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,577
35	Series 3068, Class AO, PO, 01/15/35	35
349	Series 3068, Class QB, 4.500%, 06/15/20	362
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,335
497	Series 3085, Class WF, VAR, 0.955%, 08/15/35	506
861	Series 3102, Class FB, VAR, 0.455%, 01/15/36	865
207	Series 3102, Class HS, HB, IF, 23.999%, 01/15/36	297
922	Series 3117, Class EO, PO, 02/15/36	852
532	Series 3117, Class OK, PO, 02/15/36	490
18	Series 3122, Class ZB, 6.000%, 03/15/36	25
1,960	Series 3131, Class BK, 5.500%, 03/15/26	2,169
169	Series 3134, Class PO, PO, 03/15/36	160
794	Series 3138, Class PO, PO, 04/15/36	721
31	Series 3149, Class SO, PO, 05/15/36	28
692	Series 3151, Class UC, 5.500%, 08/15/35	740
633	Series 3152, Class MO, PO, 03/15/36	596
172	Series 3171, Class MO, PO, 06/15/36	162
620	Series 3179, Class OA, PO, 07/15/36	580

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
181	Series 3194, Class SA, IF, IO, 6.945%, 07/15/36	40
615	Series 3211, Class SO, PO, 09/15/36	563
302	Series 3218, Class AO, PO, 09/15/36	287
633	Series 3219, Class DI, IO, 6.000%, 04/15/36	121
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,653
574	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	88
266	Series 3233, Class OP, PO, 05/15/36	247
7	Series 3242, Class NE, 5.750%, 02/15/34	7
420	Series 3256, Class PO, PO, 12/15/36	395
828	Series 3260, Class CS, IF, IO, 5.985%, 01/15/37	109
433	Series 3261, Class OA, PO, 01/15/37	408
239	Series 3274, Class JO, PO, 02/15/37	224
195	Series 3275, Class FL, VAR, 0.595%, 02/15/37	196
925	Series 3290, Class SB, IF, IO, 6.295%, 03/15/37	126
1,823	Series 3315, Class HZ, 6.000%, 05/15/37	2,025
79	Series 3318, Class AO, PO, 05/15/37	68
142	Series 3326, Class JO, PO, 06/15/37	130
494	Series 3331, Class PO, PO, 06/15/37	455
524	Series 3385, Class SN, IF, IO, 5.845%, 11/15/37	74
695	Series 3387, Class SA, IF, IO, 6.265%, 11/15/37	93
1,092	Series 3404, Class SC, IF, IO, 5.845%, 01/15/38	142
4,870	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	56
668	Series 3424, Class PI, IF, IO, 6.645%, 04/15/38	97
1,321	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	173
883	Series 3505, Class SA, IF, IO, 5.845%, 01/15/39	121
1,006	Series 3511, Class SA, IF, IO, 5.845%, 02/15/39	159
373	Series 3549, Class FA, VAR, 1.355%, 07/15/39	381
392	Series 3607, Class BO, PO, 04/15/36	365
1,029	Series 3607, Class OP, PO, 07/15/37	945
598	Series 3607, Class PO, PO, 05/15/37	536
179	Series 3611, Class PO, PO, 07/15/34	168
487	Series 3621, Class BO, PO, 01/15/40	451
558	Series 3720, Class A, 4.500%, 09/15/25	604
1,727	Series 3739, Class LI, IO, 4.000%, 03/15/34	96
4,424	Series 3747, Class HI, IO, 4.500%, 07/15/37	385
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,059
2,286	Series 3759, Class HI, IO, 4.000%, 08/15/37	240
2,163	Series 3760, Class GI, IO, 4.000%, 10/15/37	169
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,802
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,218
136	Series 3798, Class BF, VAR, 0.455%, 06/15/24	136
791	Series 3804, Class FN, VAR, 0.605%, 03/15/39	795
3,435	Series 3819, Class ZQ, 6.000%, 04/15/36	3,876
714	Series 3852, Class QN, IF, 5.500%, 05/15/41	736
1,998	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,075
2,626	Series 3920, Class LP, 5.000%, 01/15/34	2,879
1,387	Series 3925, Class FL, VAR, 0.605%, 01/15/41	1,401
1,160	Series 3957, Class B, 4.000%, 11/15/41	1,224
1,429	Series 3966, Class NA, 4.000%, 12/15/41	1,518
952	Series 3997, Class PF, VAR, 0.605%, 11/15/39	956
3,246	Series 4048, Class FJ, VAR, 0.557%, 07/15/37	3,233
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,897
7,608	Series 4219, Class JA, 3.500%, 08/15/39	7,962
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,465
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,509
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,283	Series 233, Class 11, IO, 5.000%, 09/15/35	187
1,831	Series 233, Class 13, IO, 5.000%, 09/15/35	268

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
339		Series 243, Class 16, IO, 4.500%, 11/15/20	23
765		Series 243, Class 17, IO, 4.500%, 12/15/20	54
8,335		Series 262, Class 35, 3.500%, 07/15/42	8,564
2,330		Series 264, Class F1, VAR, 0.705%, 07/15/42	2,360
2,162		Series 267, Class F5, VAR, 0.655%, 08/15/42	2,186
2,649		Series 281, Class F1, VAR, 0.655%, 10/15/42	2,652
9,021		Series 299, Class 300, 3.000%, 01/15/43	9,101
2,415		Series 310, Class PO, PO, 09/15/43	1,900
4,880		Series 323, Class 300, 3.000%, 01/15/44	4,938
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
507		Series T-41, Class 3A, VAR, 6.616%, 07/25/32	583
305		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	367
1,798		Series T-54, Class 2A, 6.500%, 02/25/43	2,147
543		Series T-54, Class 3A, 7.000%, 02/25/43	664
217		Series T-58, Class APO, PO, 09/25/43	185
474		Series T-59, Class 1AP, PO, 10/25/43	391
1,891		Series T-76, Class 2A, VAR, 1.299%, 10/25/37	1,808
		Federal National Mortgage Association - ACES,
3,300		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,650
1,416		Series 2011-M2, Class A2, 3.645%, 04/25/21	1,516
8,500		Series 2011-M2, Class A3, 3.764%, 04/25/21	9,213
442		Series 2012-M11, Class FA, VAR, 0.676%, 08/25/19	443
4,100		Series 2012-M9, Class A2, 2.482%, 04/25/22	4,103
4,200		Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,184
1,878		Series 2013-M7, Class A2, 2.280%, 12/27/22	1,836
8,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,874
7,700		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,822
3,818		Series 2014-M13, Class A2, 3.021%, 08/25/24	3,895
2,664		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,837
2,500		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,656
4,545		Series 2014-M5, Class ASQ2, 2.034%, 03/25/19	4,609
1,029		Series 2014-M5, Class FA, VAR, 0.520%, 01/25/17	1,029
		Federal National Mortgage Association Grantor Trust,
884		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,017
678		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	779
		Federal National Mortgage Association REMIC,
4		Series 1988-7, Class Z, 9.250%, 04/25/18	4
9		Series 1989-70, Class G, 8.000%, 10/25/19	10
4		Series 1989-78, Class H, 9.400%, 11/25/19	4
8		Series 1989-83, Class H, 8.500%, 11/25/19	9
6		Series 1989-89, Class H, 9.000%, 11/25/19	7
6		Series 1990-1, Class D, 8.800%, 01/25/20	7
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
14		Series 1990-102, Class J, 6.500%, 08/25/20	15
16		Series 1990-120, Class H, 9.000%, 10/25/20	18
2		Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	3
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
6		Series 1991-24, Class Z, 5.000%, 03/25/21	7
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
37		Series 1992-136, Class PK, 6.000%, 08/25/22	40
31		Series 1992-143, Class MA, 5.500%, 09/25/22	34

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
85		Series 1992-163, Class M, 7.750%, 09/25/22	96
141		Series 1992-188, Class PZ, 7.500%, 10/25/22	161
56		Series 1993-21, Class KA, 7.700%, 03/25/23	63
84		Series 1993-25, Class J, 7.500%, 03/25/23	94
22		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	29
33		Series 1993-62, Class SA, IF, 18.986%, 04/25/23	48
17		Series 1993-165, Class SD, IF, 13.450%, 09/25/23	22
36		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	42
25		Series 1993-179, Class SB, HB, IF, 26.849%, 10/25/23	41
17		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	20
35		Series 1993-199, Class FA, VAR, 0.705%, 10/25/23	35
47		Series 1993-205, Class H, PO, 09/25/23	45
75		Series 1993-225, Class UB, 6.500%, 12/25/23	85
25		Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	25
66		Series 1993-247, Class FE, VAR, 1.155%, 12/25/23	67
30		Series 1993-247, Class SU, IF, 12.287%, 12/25/23	40
29		Series 1993-250, Class Z, 7.000%, 12/25/23	30
268		Series 1994-37, Class L, 6.500%, 03/25/24	301
1,327		Series 1994-40, Class Z, 6.500%, 03/25/24	1,457
61		Series 1995-2, Class Z, 8.500%, 01/25/25	70
269		Series 1995-19, Class Z, 6.500%, 11/25/23	307
286		Series 1996-14, Class SE, IF, IO, 8.500%, 08/25/23	68
6		Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	6
24		Series 1996-59, Class J, 6.500%, 08/25/22	26
276		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	12
18		Series 1997-27, Class J, 7.500%, 04/18/27	20
44		Series 1997-29, Class J, 7.500%, 04/20/27	52
296		Series 1997-39, Class PD, 7.500%, 05/20/27	347
25		Series 1997-42, Class ZC, 6.500%, 07/18/27	27
505		Series 1997-61, Class ZC, 7.000%, 02/25/23	568
86		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	15
11		Series 1998-4, Class C, PO, 04/25/23	10
155		Series 1998-36, Class ZB, 6.000%, 07/18/28	173
95		Series 1998-43, Class SA, IF, IO, 17.843%, 04/25/23	32
191		Series 1998-66, Class SB, IF, IO, 7.995%, 12/25/28	40
92		Series 1999-17, Class C, 6.350%, 04/25/29	103
387		Series 1999-18, Class Z, 5.500%, 04/18/29	421
98		Series 1999-38, Class SK, IF, IO, 7.895%, 08/25/23	11
47		Series 1999-52, Class NS, HB, IF, 22.945%, 10/25/23	72
134		Series 1999-62, Class PB, 7.500%, 12/18/29	153
412		Series 2000-2, Class ZE, 7.500%, 02/25/30	474
254		Series 2000-20, Class SA, IF, IO, 8.945%, 07/25/30	75
32		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
137		Series 2001-4, Class PC, 7.000%, 03/25/21	150
88		Series 2001-7, Class PF, 7.000%, 03/25/31	101
–	(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)
263		Series 2001-30, Class PM, 7.000%, 07/25/31	301
297		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	53
262		Series 2001-36, Class DE, 7.000%, 08/25/31	301
614		Series 2001-44, Class MY, 7.000%, 09/25/31	706
94		Series 2001-44, Class PD, 7.000%, 09/25/31	107
107		Series 2001-44, Class PU, 7.000%, 09/25/31	123
985		Series 2001-48, Class Z, 6.500%, 09/25/21	1,088
77		Series 2001-49, Class Z, 6.500%, 09/25/31	85

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
82	Series 2001-52, Class KB, 6.500%, 10/25/31	93
50	Series 2001-52, Class XN, 6.500%, 11/25/15	51
917	Series 2001-61, Class Z, 7.000%, 11/25/31	1,041
47	Series 2001-71, Class MB, 6.000%, 12/25/16	49
96	Series 2001-71, Class QE, 6.000%, 12/25/16	99
37	Series 2001-72, Class SX, IF, 17.104%, 12/25/31	47
168	Series 2001-74, Class MB, 6.000%, 12/25/16	174
80	Series 2002-1, Class HC, 6.500%, 02/25/22	89
107	Series 2002-1, Class SA, HB, IF, 24.683%, 02/25/32	180
66	Series 2002-1, Class UD, HB, IF, 23.957%, 12/25/23	100
146	Series 2002-2, Class UC, 6.000%, 02/25/17	152
313	Series 2002-3, Class OG, 6.000%, 02/25/17	323
73	Series 2002-7, Class OG, 6.000%, 03/25/17	75
196	Series 2002-7, Class TG, 6.000%, 03/25/17	202
81	Series 2002-10, Class SB, IF, 18.827%, 03/25/17	93
1,000	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	58
15	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	18
72	Series 2002-19, Class PE, 6.000%, 04/25/17	74
29	Series 2002-21, Class LO, PO, 04/25/32	26
282	Series 2002-21, Class PE, 6.500%, 04/25/32	319
205	Series 2002-24, Class AJ, 6.000%, 04/25/17	214
76	Series 2002-25, Class SG, IF, 18.947%, 05/25/17	90
725	Series 2002-28, Class PK, 6.500%, 05/25/32	817
170	Series 2002-37, Class Z, 6.500%, 06/25/32	190
149	Series 2002-42, Class C, 6.000%, 07/25/17	157
1,007	Series 2002-48, Class GH, 6.500%, 08/25/32	1,137
332	Series 2002-62, Class ZE, 5.500%, 11/25/17	349
91	Series 2002-63, Class KC, 5.000%, 10/25/17	96
170	Series 2002-77, Class S, IF, 14.199%, 12/25/32	221
561	Series 2002-83, Class CS, 6.881%, 08/25/23	628
629	Series 2002-94, Class BK, 5.500%, 01/25/18	655
346	Series 2003-3, Class HJ, 5.000%, 02/25/18	364
2,773	Series 2003-22, Class UD, 4.000%, 04/25/33	2,930
1,043	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	181
666	Series 2003-34, Class AX, 6.000%, 05/25/33	736
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,737
41	Series 2003-35, Class UC, 3.750%, 05/25/33	43
124	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	29
1,124	Series 2003-39, Class LW, 5.500%, 05/25/23	1,229
873	Series 2003-41, Class PE, 5.500%, 05/25/23	949
254	Series 2003-42, Class GB, 4.000%, 05/25/33	274
3	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
434	Series 2003-47, Class PE, 5.750%, 06/25/33	480
169	Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	268
131	Series 2003-64, Class SX, IF, 13.358%, 07/25/33	162
553	Series 2003-71, Class DS, IF, 7.258%, 08/25/33	581
99	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	1
1,035	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	181
85	Series 2003-74, Class SH, IF, 9.891%, 08/25/33	97
293	Series 2003-76, Class GQ, 4.500%, 08/25/18	308
673	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	54
530	Series 2003-81, Class LC, 4.500%, 09/25/18	555
1,207	Series 2003-83, Class PG, 5.000%, 06/25/23	1,271
247	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	290

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,402		Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	362
130		Series 2003-122, Class TE, 5.000%, 12/25/22	130
320		Series 2003-128, Class NG, 4.000%, 01/25/19	333
95		Series 2003-130, Class SX, IF, 11.287%, 01/25/34	111
126		Series 2003-132, Class OA, PO, 08/25/33	119
1,356		Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	188
128		Series 2004-4, Class QM, IF, 13.889%, 06/25/33	151
596		Series 2004-10, Class SC, HB, IF, 27.979%, 02/25/34	817
551		Series 2004-25, Class PC, 5.500%, 01/25/34	585
1,002		Series 2004-25, Class SA, IF, 19.098%, 04/25/34	1,413
1,825		Series 2004-27, Class HB, 4.000%, 05/25/19	1,901
378		Series 2004-36, Class PC, 5.500%, 02/25/34	401
1,312		Series 2004-36, Class SA, IF, 19.098%, 05/25/34	1,824
410		Series 2004-36, Class SN, IF, 13.889%, 07/25/33	481
1,005		Series 2004-37, Class AG, 4.500%, 11/25/32	1,030
514		Series 2004-46, Class QB, HB, IF, 23.379%, 05/25/34	731
1,680		Series 2004-46, Class SK, IF, 16.073%, 05/25/34	2,140
267		Series 2004-51, Class SY, IF, 13.930%, 07/25/34	341
313		Series 2004-53, Class NC, 5.500%, 07/25/24	343
384		Series 2004-59, Class BG, PO, 12/25/32	357
824		Series 2004-61, Class FH, VAR, 0.955%, 11/25/32	845
109		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	128
222		Series 2004-76, Class CL, 4.000%, 10/25/19	231
482		Series 2004-79, Class SP, IF, 19.373%, 11/25/34	650
100		Series 2004-81, Class AC, 4.000%, 11/25/19	104
–	(h)	Series 2004-92, Class JO, PO, 12/25/34	—	(h)
103		Series 2005-52, Class PA, 6.500%, 06/25/35	110
1,434		Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	284
336		Series 2005-66, Class SG, IF, 16.987%, 07/25/35	451
621		Series 2005-68, Class BC, 5.250%, 06/25/35	671
1,549		Series 2005-68, Class PG, 5.500%, 08/25/35	1,721
841		Series 2005-68, Class UC, 5.000%, 06/25/35	898
648		Series 2005-74, Class CS, IF, 19.593%, 05/25/35	892
5,489		Series 2005-84, Class XM, 5.750%, 10/25/35	5,981
2,351		Series 2005-109, Class PC, 6.000%, 12/25/35	2,593
7,525		Series 2005-110, Class GK, 5.500%, 08/25/34	7,934
4,326		Series 2005-110, Class GL, 5.500%, 12/25/35	4,939
1,939		Series 2005-110, Class MN, 5.500%, 06/25/35	2,075
438		Series 2005-116, Class PB, 6.000%, 04/25/34	454
158		Series 2006-15, Class OT, PO, 01/25/36	156
489		Series 2006-16, Class OA, PO, 03/25/36	459
664		Series 2006-22, Class AO, PO, 04/25/36	611
206		Series 2006-23, Class KO, PO, 04/25/36	185
1,974		Series 2006-39, Class WC, 5.500%, 01/25/36	2,163
103		Series 2006-42, Class CF, VAR, 0.605%, 06/25/36	104
1,058		Series 2006-44, Class GO, PO, 06/25/36	985
2,413		Series 2006-44, Class P, PO, 12/25/33	2,262
1,539		Series 2006-46, Class UC, 5.500%, 12/25/35	1,689
1,563		Series 2006-53, Class US, IF, IO, 6.425%, 06/25/36	252
1,435		Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	1,441
1,445		Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	1,456
809		Series 2006-56, Class PO, PO, 07/25/36	732
979		Series 2006-58, Class AP, PO, 07/25/36	929
119		Series 2006-58, Class FL, VAR, 0.615%, 07/25/36	120
478		Series 2006-58, Class PO, PO, 07/25/36	447
608		Series 2006-59, Class QO, PO, 01/25/33	602
3,451		Series 2006-60, Class DZ, 6.500%, 07/25/36	4,241
718		Series 2006-65, Class QO, PO, 07/25/36	668

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
172	Series 2006-72, Class TO, PO, 08/25/36	164
2,984	Series 2006-77, Class PC, 6.500%, 08/25/36	3,410
597	Series 2006-79, Class DO, PO, 08/25/36	556
505	Series 2006-90, Class AO, PO, 09/25/36	461
202	Series 2006-109, Class PO, PO, 11/25/36	190
1,505	Series 2006-110, Class PO, PO, 11/25/36	1,351
132	Series 2006-111, Class EO, PO, 11/25/36	120
855	Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	841
178	Series 2006-119, Class PO, PO, 12/25/36	166
2,574	Series 2006-124, Class HB, VAR, 5.992%, 11/25/36	2,612
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,094
872	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	144
785	Series 2007-7, Class SG, IF, IO, 6.345%, 08/25/36	162
2,321	Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	317
218	Series 2007-15, Class NO, PO, 03/25/22	212
777	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	792
261	Series 2007-42, Class AO, PO, 05/25/37	252
320	Series 2007-48, Class PO, PO, 05/25/37	293
924	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	930
5,142	Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	777
239	Series 2007-77, Class FG, VAR, 0.655%, 03/25/37	242
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,611
1,224	Series 2007-84, Class PG, 6.000%, 12/25/36	1,278
3,415	Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	516
2,296	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	327
1,617	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	294
2,681	Series 2007-101, Class A2, VAR, 0.405%, 06/27/36	2,679
584	Series 2007-106, Class A7, VAR, 6.144%, 10/25/37	650
5,000	Series 2007-114, Class A6, VAR, 0.355%, 10/27/37	4,949
2,046	Series 2007-116, Class HI, IO, VAR, 1.535%, 01/25/38	147
26	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	1
1,207	Series 2008-1, Class BI, IF, IO, 5.755%, 02/25/38	148
895	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	126
481	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	67
613	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	40
679	Series 2008-24, Class DY, 5.000%, 04/25/23	715
518	Series 2008-27, Class SN, IF, IO, 6.745%, 04/25/38	74
303	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	17
411	Series 2008-42, Class AO, PO, 09/25/36	396
44	Series 2008-44, Class PO, PO, 05/25/38	41
653	Series 2008-47, Class SI, IF, IO, 6.345%, 06/25/23	73
764	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	142
321	Series 2008-76, Class GF, VAR, 0.805%, 09/25/23	323
1,800	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	216
1,089	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	127
1,473	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	212
711	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	63
643	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	49
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	487
1,201	Series 2009-60, Class HT, 6.000%, 08/25/39	1,362
813	Series 2009-62, Class HJ, 6.000%, 05/25/39	905
1,180	Series 2009-70, Class CO, PO, 01/25/37	1,074
744	Series 2009-99, Class SC, IF, IO, 6.025%, 12/25/39	93
994	Series 2009-103, Class MB, VAR, 2.324%, 12/25/39	1,012
1,182	Series 2010-45, Class BD, 4.500%, 11/25/38	1,221
1,389	Series 2010-49, Class SC, IF, 12.350%, 03/25/40	1,618
885	Series 2010-64, Class DM, 5.000%, 06/25/40	971

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,037		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,180
2,127		Series 2010-133, Class A, 5.500%, 05/25/38	2,315
2,987		Series 2010-147, Class SA, IF, IO, 6.375%, 01/25/41	675
1,267		Series 2010-148, Class MA, 4.000%, 02/25/39	1,339
1,131		Series 2011-2, Class WA, VAR, 5.819%, 02/25/51	1,252
1,650		Series 2011-22, Class MA, 6.500%, 04/25/38	1,863
3,342		Series 2011-30, Class LS, IO, VAR, 1.838%, 04/25/41	243
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,603
7,500		Series 2011-44, Class EB, 3.000%, 05/25/26	7,612
782		Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	793
1,614		Series 2011-118, Class MT, 7.000%, 11/25/41	1,872
2,231		Series 2011-130, Class CA, 6.000%, 12/25/41	2,555
1,377		Series 2012-14, Class FB, VAR, 0.605%, 08/25/37	1,389
7,596		Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	7,627
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,845
5,461		Series 2012-99, Class AE, 2.500%, 05/25/39	5,498
3,473		Series 2012-108, Class F, VAR, 0.655%, 10/25/42	3,501
4,281		Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	4,261
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,900
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,752
2,320		Series 2013-92, Class PO, PO, 09/25/43	1,839
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,343
3,520		Series 2013-101, Class DO, PO, 10/25/43	2,779
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	2,986
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,392
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,886
4,680		Series 2013-128, Class PO, PO, 12/25/43	3,741
–	(h)	Series G-17, Class S, HB, VAR, 1,064.898%, 06/25/21	4
18		Series G-28, Class S, IF, 14.945%, 09/25/21	22
23		Series G-35, Class M, 8.750%, 10/25/21	26
8		Series G-51, Class SA, HB, IF, 24.377%, 12/25/21	11
–	(h)	Series G92-27, Class SQ, HB, IF, 1,857.770%, 05/25/22	1
120		Series G92-35, Class E, 7.500%, 07/25/22	134
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
14		Series G92-42, Class Z, 7.000%, 07/25/22	16
262		Series G92-44, Class ZQ, 8.000%, 07/25/22	281
19		Series G92-52, Class FD, VAR, 0.176%, 09/25/22	19
132		Series G92-54, Class ZQ, 7.500%, 09/25/22	146
18		Series G92-59, Class F, VAR, 1.363%, 10/25/22	18
37		Series G92-61, Class Z, 7.000%, 10/25/22	43
25		Series G92-62, Class B, PO, 10/25/22	24
126		Series G93-1, Class KA, 7.900%, 01/25/23	145
28		Series G93-5, Class Z, 6.500%, 02/25/23	32
37		Series G93-14, Class J, 6.500%, 03/25/23	41
85		Series G93-17, Class SI, IF, 6.000%, 04/25/23	94
79		Series G93-27, Class FD, VAR, 1.035%, 08/25/23	81
19		Series G93-37, Class H, PO, 09/25/23	18
35		Series G95-1, Class C, 8.800%, 01/25/25	40
		Federal National Mortgage Association REMIC Trust,
878		Series 2003-W1, Class 1A1, VAR, 5.860%, 12/25/42	1,003
341		Series 2003-W1, Class 2A, VAR, 6.560%, 12/25/42	393
127		Series 2003-W4, Class 2A, VAR, 6.368%, 10/25/42	142
58		Series 2007-W7, Class 1A4, HB, IF, 38.248%, 07/25/37	90
2,036		Series 2009-W1, Class A, 6.000%, 12/25/49	2,277

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
11		Series 218, Class 2, IO, 7.500%, 04/25/23	3
12		Series 265, Class 2, 9.000%, 03/25/24	14
141		Series 329, Class 1, PO, 01/25/33	127
356		Series 339, Class 18, IO, 4.500%, 07/25/18	20
509		Series 339, Class 21, IO, 4.500%, 08/25/18	29
251		Series 339, Class 28, IO, 5.500%, 08/25/18	16
191		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	33
666		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	99
535		Series 355, Class 11, IO, 6.000%, 07/25/34	93
217		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	13
949		Series 365, Class 8, IO, 5.500%, 05/25/36	156
114		Series 368, Class 3, IO, 4.500%, 11/25/20	7
493		Series 374, Class 5, IO, 5.500%, 08/25/36	83
248		Series 383, Class 32, IO, 6.000%, 01/25/38	43
654		Series 383, Class 33, IO, 6.000%, 01/25/38	115
159		Series 393, Class 6, IO, 5.500%, 04/25/37	27
		Federal National Mortgage Association Trust,
234		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	275
950		Series 2004-W15, Class 2AF, VAR, 0.405%, 08/25/44	945
658		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	762
2,444		Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	2,450
848		Series 2006-W2, Class 1AF1, VAR, 0.375%, 02/25/46	848
		Government National Mortgage Association,
1,298		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,486
895		Series 1999-4, Class ZB, 6.000%, 02/20/29	1,009
88		Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	23
191		Series 1999-40, Class ZW, 7.500%, 11/20/29	223
131		Series 2000-9, Class Z, 8.000%, 06/20/30	157
1,225		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,461
222		Series 2000-12, Class ST, HB, IF, 38.716%, 02/16/30	393
1,685		Series 2000-21, Class Z, 9.000%, 03/16/30	2,054
12		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	14
254		Series 2000-31, Class Z, 9.000%, 10/20/30	294
148		Series 2000-35, Class ZA, 9.000%, 11/20/30	158
20		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	4
100		Series 2001-6, Class SD, IF, IO, 8.395%, 03/16/31	29
175		Series 2001-35, Class SA, IF, IO, 8.095%, 08/16/31	48
146		Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	39
195		Series 2002-3, Class SP, IF, IO, 7.235%, 01/16/32	56
758		Series 2002-24, Class AG, IF, IO, 7.795%, 04/16/32	175
68		Series 2002-24, Class SB, IF, 11.693%, 04/16/32	86
1,618		Series 2002-31, Class SE, IF, IO, 7.345%, 04/16/30	340
470		Series 2002-40, Class UK, 6.500%, 06/20/32	537
26		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	31
1,780		Series 2002-45, Class QE, 6.500%, 06/20/32	2,038
605		Series 2002-47, Class PG, 6.500%, 07/16/32	695
1,137		Series 2002-47, Class ZA, 6.500%, 07/20/32	1,303
968		Series 2002-52, Class GH, 6.500%, 07/20/32	1,124
398		Series 2002-70, Class PS, IF, IO, 7.545%, 08/20/32	32
949		Series 2002-75, Class PB, 6.000%, 11/20/32	1,127
796		Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	183
330		Series 2003-12, Class SP, IF, IO, 7.545%, 02/20/33	90

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
71	Series 2003-24, Class PO, PO, 03/16/33	61
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,539
753	Series 2003-46, Class MG, 6.500%, 05/20/33	886
893	Series 2003-46, Class TC, 6.500%, 03/20/33	1,014
300	Series 2003-52, Class AP, PO, 06/16/33	282
1,620	Series 2003-58, Class BE, 6.500%, 01/20/33	1,845
89	Series 2003-90, Class PO, PO, 10/20/33	81
1,057	Series 2003-112, Class SA, IF, IO, 6.395%, 12/16/33	216
785	Series 2003-112, Class TS, IF, IO, 6.795%, 10/20/32	41
2,989	Series 2004-11, Class SW, IF, IO, 5.345%, 02/20/34	384
51	Series 2004-15, Class SA, IF, 19.236%, 12/20/32	54
415	Series 2004-28, Class S, IF, 19.237%, 04/16/34	616
156	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	193
1,691	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	262
1,141	Series 2005-3, Class SB, IF, IO, 5.945%, 01/20/35	165
2,934	Series 2005-17, Class SL, IF, IO, 6.545%, 07/20/34	471
304	Series 2005-35, Class FL, VAR, 0.505%, 03/20/32	306
54	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	1
2,966	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	522
300	Series 2005-68, Class DP, IF, 16.061%, 06/17/35	403
4,112	Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	650
514	Series 2005-69, Class SY, IF, IO, 6.595%, 11/20/33	87
538	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	107
275	Series 2006-16, Class OP, PO, 03/20/36	258
765	Series 2006-38, Class SW, IF, IO, 6.345%, 06/20/36	83
933	Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	165
1,506	Series 2006-65, Class SA, IF, IO, 6.645%, 11/20/36	250
948	Series 2007-9, Class DI, IF, IO, 6.355%, 03/20/37	145
2,235	Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	361
240	Series 2007-17, Class JO, PO, 04/16/37	217
1,342	Series 2007-19, Class SD, IF, IO, 6.045%, 04/20/37	197
1,298	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	180
1,012	Series 2007-27, Class SA, IF, IO, 6.045%, 05/20/37	146
315	Series 2007-28, Class BO, PO, 05/20/37	296
850	Series 2007-36, Class SE, IF, IO, 6.315%, 06/16/37	128
2,370	Series 2007-40, Class SB, IF, IO, 6.595%, 07/20/37	381
1,426	Series 2007-42, Class SB, IF, IO, 6.595%, 07/20/37	230
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,019
1,001	Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	160
143	Series 2007-53, Class SW, IF, 19.740%, 09/20/37	198
661	Series 2007-57, Class PO, PO, 03/20/37	634
804	Series 2007-57, Class QA, IF, IO, 6.345%, 10/20/37	124
785	Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	57
742	Series 2007-72, Class US, IF, IO, 6.395%, 11/20/37	117
762	Series 2007-73, Class MI, IF, IO, 5.845%, 11/20/37	107
1,469	Series 2007-76, Class SA, IF, IO, 6.375%, 11/20/37	228
764	Series 2007-79, Class SY, IF, IO, 6.395%, 12/20/37	120
480	Series 2007-81, Class SP, IF, IO, 6.495%, 12/20/37	77
864	Series 2007-82, Class SA, IF, IO, 6.375%, 12/20/37	134
411	Series 2008-2, Class MS, IF, IO, 7.005%, 01/16/38	73
1,369	Series 2008-2, Class NS, IF, IO, 6.385%, 01/16/38	217
823	Series 2008-10, Class S, IF, IO, 5.675%, 02/20/38	111
49	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	1
601	Series 2008-25, Class SB, IF, IO, 6.745%, 03/20/38	99
598	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	70
1,157	Series 2008-36, Class SH, IF, IO, 6.145%, 04/20/38	194

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,013	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	1,077
1,132	Series 2008-41, Class SA, IF, IO, 6.185%, 05/20/38	166
721	Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	102
228	Series 2008-60, Class PO, PO, 01/20/38	226
442	Series 2008-65, Class ME, 5.750%, 09/20/37	447
379	Series 2008-71, Class SC, IF, IO, 5.845%, 08/20/38	50
834	Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	107
1,210	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	162
780	Series 2009-10, Class SL, IF, IO, 6.345%, 03/16/34	57
2,262	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	372
838	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	169
774	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	160
2,164	Series 2009-22, Class SA, IF, IO, 6.115%, 04/20/39	294
609	Series 2009-25, Class SE, IF, IO, 7.445%, 09/20/38	112
514	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	84
512	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	97
897	Series 2009-43, Class SA, IF, IO, 5.795%, 06/20/39	120
746	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	92
1,947	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	285
430	Series 2009-79, Class OK, PO, 11/16/37	406
650	Series 2010-14, Class CO, PO, 08/20/35	612
485	Series 2010-130, Class CP, 7.000%, 10/16/40	570
3,618	Series 2010-157, Class OP, PO, 12/20/40	3,058
3,747	Series 2010-H17, Class XQ, VAR, 5.240%, 07/20/60	4,171
1,152	Series 2011-22, Class WA, VAR, 5.964%, 02/20/37	1,290
2,367	Series 2011-75, Class SM, IF, IO, 6.445%, 05/20/41	438
2,949	Series 2012-61, Class FM, VAR, 0.555%, 05/16/42	2,966
882	Series 2012-141, Class WC, VAR, 3.756%, 01/20/42	928
4,397	Series 2012-H10, Class FA, VAR, 0.705%, 12/20/61	4,419
2,298	Series 2012-H15, Class FA, VAR, 0.605%, 05/20/62	2,305
3,377	Series 2012-H21, Class CF, VAR, 0.855%, 05/20/61	3,406
2,916	Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	2,923
4,753	Series 2012-H22, Class FD, VAR, 0.625%, 01/20/61	4,770
1,371	Series 2012-H24, Class FA, VAR, 0.605%, 03/20/60	1,376
3,229	Series 2012-H24, Class FG, VAR, 0.585%, 04/20/60	3,238
1,931	Series 2012-H26, Class MA, VAR, 0.705%, 07/20/62	1,941
2,658	Series 2012-H28, Class FA, VAR, 0.735%, 09/20/62	2,660
3,577	Series 2012-H30, Class PA, VAR, 0.606%, 11/20/59	3,587
2,092	Series 2012-H31, Class FD, VAR, 0.495%, 12/20/62	2,084
3,973	Series 2013-54, Class WA, VAR, 4.706%, 11/20/42	4,316
3,138	Series 2013-75, Class WA, VAR, 5.229%, 06/20/40	3,563
1,665	Series 2013-91, Class WA, VAR, 4.520%, 04/20/43	1,797
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,402
3,053	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,043
1,403	Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	1,404
1,497	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,493
4,777	Series 2013-H05, Class FB, VAR, 0.557%, 02/20/62	4,782
1,850	Series 2013-H07, Class HA, VAR, 0.565%, 03/20/63	1,847
9,955	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,953
1,754	Series 2013-H08, Class FC, VAR, 0.605%, 02/20/63	1,754
1,926	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,917
4,184	Series 2013-H18, Class JA, VAR, 0.755%, 08/20/63	4,214
1,944	Series 2014-H01, Class FD, VAR, 0.802%, 01/20/64	1,963
	Vendee Mortgage Trust,
466	Series 1994-1, Class 1, VAR, 5.573%, 02/15/24	510
728	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	799

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
667	Series 1996-1, Class 1Z, 6.750%, 02/15/26	765
538	Series 1996-2, Class 1Z, 6.750%, 06/15/26	622
924	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,092
1,123	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,310
2,121	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,425
6,062	Series 2003-2, Class Z, 5.000%, 05/15/33	6,911

		606,390

	Non-Agency CMO — 6.2%
45	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.398%, 02/02/37 (e)	45
	Ajax Mortgage Loan Trust,
2,396	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,373
2,767	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	2,770
	Alternative Loan Trust,
13,870	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	14,190
1,833	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	384
4,561	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	553
7,775	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	1,055
4,685	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,477
159	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	129
6,116	Series 2005-37T1, Class A2, IF, IO, 4.895%, 09/25/35	850
4,067	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,695
10,226	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	1,211
2,551	Series 2005-57CB, Class 3A2, IF, IO, 4.945%, 12/25/35	356
1,528	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,433
5,282	Series 2005-J1, Class 1A4, IF, IO, 4.945%, 02/25/35	472
2,255	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,983
	American General Mortgage Loan Trust,
536	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	541
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,173
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	499
	ASG Resecuritization Trust,
570	Series 2009-1, Class A60, VAR, 2.055%, 06/26/37 (e)	563
102	Series 2009-2, Class A55, VAR, 4.721%, 05/24/36 (e)	103
1,000	Series 2009-2, Class G60, VAR, 4.721%, 05/24/36 (e)	1,010
2,769	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	2,758
1,484	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,506
682	Series 2010-2, Class A60, VAR, 1.837%, 01/28/37 (e)	671
794	Series 2011-1, Class 3A50, VAR, 2.570%, 11/28/35 (e)	776
	Banc of America Alternative Loan Trust,
167	Series 2003-2, Class PO, PO, 04/25/33	148
89	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	90
281	Series 2003-11, Class PO, PO, 01/25/34	249
133	Series 2004-6, Class 15PO, PO, 07/25/19	129
1,380	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,305
3,641	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	746
1,067	Series 2006-4, Class 1A4, 6.000%, 05/25/46	761
2,025	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,010
	Banc of America Funding Trust,
342	Series 2004-1, Class PO, PO, 03/25/34	273
487	Series 2004-2, Class 30PO, PO, 09/20/34	403
211	Series 2004-C, Class 1A1, VAR, 2.801%, 12/20/34	208
753	Series 2005-6, Class 2A7, 5.500%, 10/25/35	746
498	Series 2005-7, Class 30PO, PO, 11/25/35	373
313	Series 2005-8, Class 30PO, PO, 01/25/36	240
1,298	Series 2005-E, Class 4A1, VAR, 2.686%, 03/20/35	1,298
561	Series 2006-A, Class 3A2, VAR, 2.756%, 02/20/36	452
282	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	284

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Banc of America Mortgage Trust,
98	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	95
85	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	84
37	Series 2003-7, Class A2, 4.750%, 09/25/18	37
141	Series 2003-8, Class APO, PO, 11/25/33	113
823	Series 2004-3, Class 15IO, IO, VAR, 0.036%, 04/25/19	3
56	Series 2004-4, Class APO, PO, 05/25/34	49
865	Series 2004-5, Class 2A2, 5.500%, 06/25/34	882
448	Series 2004-6, Class 2A5, PO, 07/25/34	394
246	Series 2004-6, Class APO, PO, 07/25/34	219
27	Series 2004-8, Class 5PO, PO, 05/25/32	24
31	Series 2004-8, Class XPO, PO, 10/25/34	28
249	Series 2004-A, Class 2A2, VAR, 2.699%, 02/25/34	247
901	Series 2004-J, Class 3A1, VAR, 2.811%, 11/25/34	895
869	Series 2005-10, Class 1A6, 5.500%, 11/25/35	842
	BCAP LLC Trust,
338	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	349
442	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	454
616	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	620
153	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	154
542	Series 2010-RR6, Class 22A3, VAR, 4.328%, 06/26/36 (e)	550
374	Series 2010-RR7, Class 16A1, VAR, 0.815%, 02/26/47 (e)	371
200	Series 2010-RR7, Class 1A5, VAR, 4.834%, 04/26/35 (e)	198
1,979	Series 2010-RR7, Class 2A1, VAR, 2.071%, 07/26/45 (e)	1,986
192	Series 2010-RR8, Class 3A3, VAR, 5.059%, 05/26/35 (e)	193
1,500	Series 2010-RR8, Class 3A4, VAR, 5.059%, 05/26/35 (e)	1,416
815	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	825
1,948	Series 2011-RR10, Class 2A1, VAR, 0.940%, 09/26/37 (e)	1,788
1,760	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,798
1,500	Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	1,472
251	Series 2011-RR5, Class 14A3, VAR, 2.593%, 07/26/36 (e)	250
1,121	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	1,062
1,198	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	1,171
1,008	Series 2012-RR3, Class 2A5, VAR, 1.984%, 05/26/37 (e)	1,009
	Bear Stearns ARM Trust,
166	Series 2003-7, Class 3A, VAR, 2.410%, 10/25/33	166
722	Series 2004-1, Class 12A1, VAR, 2.728%, 04/25/34	718
125	Series 2004-2, Class 14A, VAR, 3.076%, 05/25/34	124
1,564	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	1,581
3,706	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	3,692
797	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	797
	CHL Mortgage Pass-Through Trust,
172	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	180
516	Series 2004-7, Class 2A1, VAR, 2.470%, 06/25/34	505
284	Series 2004-8, Class 2A1, 4.500%, 06/25/19	293
192	Series 2004-HYB1, Class 2A, VAR, 2.511%, 05/20/34	183
715	Series 2004-HYB3, Class 2A, VAR, 2.208%, 06/20/34	678
629	Series 2004-HYB6, Class A3, VAR, 2.418%, 11/20/34	603
249	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	255
1,259	Series 2005-16, Class A23, 5.500%, 09/25/35	1,176
3,209	Series 2005-22, Class 2A1, VAR, 2.465%, 11/25/35	2,718
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
147	Series 2005-5, Class APO, PO, 08/25/35	133
134	Series 2005-8, Class APO, PO, 11/25/35	107
	Citigroup Mortgage Loan Trust,
1,191	Series 2008-AR4, Class 1A1A, VAR, 2.730%, 11/25/38 (e)	1,192
508	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	529
3,868	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	3,940

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,091	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	4,200
	Citigroup Mortgage Loan Trust, Inc.,
266	Series 2003-1, Class 2A5, 5.250%, 10/25/33	271
138	Series 2003-1, Class 2A6, PO, 10/25/33	125
100	Series 2003-1, Class PO2, PO, 10/25/33	82
107	Series 2003-1, Class PO3, PO, 09/25/33	98
111	Series 2003-UP3, Class A3, 7.000%, 09/25/33	115
156	Series 2003-UST1, Class A1, 5.500%, 12/25/18	158
27	Series 2003-UST1, Class PO1, PO, 12/25/18	26
31	Series 2003-UST1, Class PO3, PO, 12/25/18	31
147	Series 2004-UST1, Class A6, VAR, 2.445%, 08/25/34	141
403	Series 2005-1, Class 2A1A, VAR, 2.705%, 04/25/35	306
483	Series 2005-2, Class 2A11, 5.500%, 05/25/35	503
505	Series 2005-5, Class 1A2, VAR, 2.768%, 08/25/35	369
450	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	453
	Credit Suisse First Boston Mortgage Securities Corp.,
612	Series 2003-1, Class DB1, VAR, 6.704%, 02/25/33	619
93	Series 2003-17, Class 2A1, 5.000%, 07/25/18	95
308	Series 2003-21, Class 1A4, 5.250%, 09/25/33	318
485	Series 2003-25, Class 1P, PO, 10/25/33	431
27	Series 2004-5, Class 5P, PO, 08/25/19	27
2,167	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,194
2,411	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,400
	CSMC,
625	Series 2011-9R, Class A1, VAR, 2.156%, 03/27/46 (e)	626
1,486	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,500
	CSMC Trust,
627	Series 2010-16, Class A3, VAR, 3.765%, 06/25/50 (e)	636
7,891	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	7,566
54	Series 2011-1R, Class A1, VAR, 1.156%, 02/27/47 (e)	54
781	Series 2011-6R, Class 3A1, VAR, 2.658%, 07/28/36 (e)	785
682	Series 2012-3R, Class 1A1, VAR, 2.353%, 07/27/37 (e)	680
6	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.285%, 04/26/37 (e)	6
505	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	509
3	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	3
	First Horizon Alternative Mortgage Securities Trust,
1,104	Series 2004-AA4, Class A1, VAR, 2.235%, 10/25/34	1,096
1,568	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,382
2,718	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	545
	First Horizon Mortgage Pass-Through Trust,
620	Series 2004-AR2, Class 2A1, VAR, 2.628%, 05/25/34	617
1,451	Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	1,443
85	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	85
	GMACM Mortgage Loan Trust,
547	Series 2003-AR1, Class A4, VAR, 2.854%, 10/19/33	540
283	Series 2004-J5, Class A7, 6.500%, 01/25/35	295
106	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	109
4,421	Series 2005-AR3, Class 3A4, VAR, 2.806%, 06/19/35	4,369
	GSMPS Mortgage Loan Trust,
904	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	946
1,326	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	1,131
1,002	Series 2005-RP3, Class 1AS, IO, VAR, 4.794%, 09/25/35 (e)	136
4,409	Series 2006-RP2, Class 1AS2, IF, IO, 5.898%, 04/25/36 (e)	559
	GSR Mortgage Loan Trust,
650	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	696
577	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	601
665	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	658

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
290	Series 2005-4F, Class AP, PO, 05/25/35	267
2,546	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,638
3,180	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,888
2,705	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,695
3,739	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,651
	Impac CMB Trust,
2,406	Series 2004-7, Class 1A1, VAR, 0.895%, 11/25/34	2,284
311	Series 2005-4, Class 2A1, VAR, 0.455%, 05/25/35	308
	Impac Secured Assets Trust,
650	Series 2006-1, Class 2A1, VAR, 0.505%, 05/25/36	630
723	Series 2006-2, Class 2A1, VAR, 0.505%, 08/25/36	710
14,434	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
1,360	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	1,362
1,789	Series 2006-A2, Class 5A3, VAR, 2.438%, 11/25/33	1,793
316	Series 2006-A3, Class 6A1, VAR, 2.538%, 08/25/34	318
386	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.513%, 09/26/36 (e)	390
	Lehman Mortgage Trust,
619	Series 2006-2, Class 1A1, VAR, 6.141%, 04/25/36	587
1,217	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,100
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.177%, 11/27/37 (e)	1,006
	MASTR Adjustable Rate Mortgages Trust,
85	Series 2004-4, Class 2A1, VAR, 1.959%, 05/25/34	76
766	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	770
1,825	Series 2004-13, Class 3A7, VAR, 2.638%, 11/21/34	1,857
384	Series 2004-15, Class 3A1, VAR, 2.808%, 12/25/34	385
	MASTR Alternative Loan Trust,
190	Series 2003-3, Class 1A1, 6.500%, 05/25/33	201
532	Series 2003-9, Class 8A1, 6.000%, 01/25/34	532
594	Series 2004-3, Class 2A1, 6.250%, 04/25/34	629
788	Series 2004-4, Class 10A1, 5.000%, 05/25/24	834
445	Series 2004-6, Class 30PO, PO, 07/25/34	349
675	Series 2004-6, Class 7A1, 6.000%, 07/25/34	687
313	Series 2004-7, Class 30PO, PO, 08/25/34	241
1,045	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,081
167	Series 2004-10, Class 1A1, 4.500%, 09/25/19	170
	MASTR Asset Securitization Trust,
47	Series 2003-2, Class 2A1, 4.500%, 03/25/18	47
16	Series 2003-3, Class 4A1, 5.000%, 04/25/18	17
76	Series 2003-4, Class 3A2, 5.000%, 05/25/18	76
109	Series 2003-12, Class 30PO, PO, 12/25/33	100
85	Series 2004-1, Class 30PO, PO, 02/25/34	76
27	Series 2004-4, Class 3A1, 4.500%, 04/25/19	27
45	Series 2004-6, Class 15PO, PO, 07/25/19	45
65	Series 2004-8, Class 1A1, 4.750%, 08/25/19	67
28	Series 2004-8, Class PO, PO, 08/25/19	26
2,602	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	2,147
1,040	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	832
	Merrill Lynch Mortgage Investors Trust,
300	Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	296
759	Series 2004-1, Class 2A1, VAR, 2.149%, 12/25/34	740
586	Series 2004-A, Class A1, VAR, 0.615%, 04/25/29	557
25	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	27
623	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	607
472	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	479

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
257	Series 2003-A1, Class A1, 5.500%, 05/25/33	264
115	Series 2003-A1, Class A2, 6.000%, 05/25/33	119
47	Series 2003-A1, Class A5, 7.000%, 04/25/33	49
6	Series 2003-A1, Class A7, 5.000%, 04/25/18	6
	PaineWebber CMO Trust,
1	Series H, Class 4, 8.750%, 04/01/18	1
7	Series P, Class 4, 8.500%, 08/01/19	8
304	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.480%, 05/25/35	307
	RALI Trust,
76	Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	78
244	Series 2002-QS8, Class A5, 6.250%, 06/25/17	247
4,301	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,475
524	Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	52
159	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	11
1,147	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,166
365	Series 2003-QS18, Class A1, 5.000%, 09/25/18	373
1,434	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,510
204	Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	228
44	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	1
524	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	53
2,093	Series 2004-QA6, Class NB2, VAR, 2.943%, 12/26/34	1,734
	RBSSP Resecuritization Trust,
422	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	447
527	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	539
764	Series 2009-12, Class 1A1, VAR, 5.890%, 11/25/33 (e)	804
691	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	702
73	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	73
	Residential Asset Securitization Trust,
324	Series 2003-A13, Class A3, 5.500%, 01/25/34	335
23	Series 2003-A14, Class A1, 4.750%, 02/25/19	23
2,856	Series 2005-A2, Class A4, IF, IO, 4.895%, 03/25/35	400
755	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	696
	RFMSI Trust,
337	Series 2003-S13, Class A3, 5.500%, 06/25/33	337
87	Series 2003-S14, Class A4, PO, 07/25/18	82
183	Series 2004-S3, Class A1, 4.750%, 03/25/19	187
441	Series 2004-S6, Class 2A6, PO, 06/25/34	378
89	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	90
784	Series 2005-SA4, Class 1A1, VAR, 2.700%, 09/25/35	655
16	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	14
	Salomon Brothers Mortgage Securities VII, Inc.,
274	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	278
19	Series 2003-UP2, Class PO1, PO, 12/25/18	17
	Springleaf Mortgage Loan Trust,
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,704
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,079
2,397	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	2,395
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,130
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	598
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	466
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	275
1,960	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,953
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,094
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	902
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	639
3,215	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,209

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,079
810	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	808
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,146
3,500	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.471%, 02/25/15	3,500
892	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.364%, 06/25/34	886
794	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.484%, 10/19/34	749
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
875	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	894
1,534	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,577
	Structured Asset Securities Corp. Trust,
157	Series 2005-6, Class 4A1, 5.000%, 05/25/35	158
228	Series 2005-10, Class 5A9, 5.250%, 12/25/34	233
	Thornburg Mortgage Securities Trust,
467	Series 2003-4, Class A1, VAR, 0.795%, 09/25/43	449
443	Series 2004-4, Class 3A, VAR, 1.973%, 12/25/44	440
1,017	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/25/54 (e)	1,017
2,098	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,150
	WaMu Mortgage Pass-Through Certificates Trust,
171	Series 2003-AR8, Class A, VAR, 2.390%, 08/25/33	175
2,593	Series 2003-AR9, Class 1A6, VAR, 2.406%, 09/25/33	2,667
361	Series 2003-AR9, Class 2A, VAR, 2.442%, 09/25/33	364
201	Series 2003-S8, Class A6, 4.500%, 09/25/18	203
1,331	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,368
120	Series 2003-S9, Class P, PO, 10/25/33	94
226	Series 2004-AR3, Class A1, VAR, 2.370%, 06/25/34	230
189	Series 2004-AR3, Class A2, VAR, 2.370%, 06/25/34	192
288	Series 2006-AR10, Class 2P, VAR, 2.271%, 09/25/36	254
222	Series 2006-AR12, Class 2P, VAR, 1.863%, 10/25/36	163
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
9,504	Series 2005-2, Class 1A4, IF, IO, 4.895%, 04/25/35	1,350
1,875	Series 2005-2, Class 2A3, IF, IO, 4.845%, 04/25/35	242
2,384	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	499
2,916	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,704
2,373	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	501
689	Series 2005-6, Class 2A4, 5.500%, 08/25/35	638
4,408	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,094
1,657	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,632
	Wells Fargo Mortgage-Backed Securities Trust,
225	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	226
426	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	432
521	Series 2004-EE, Class 2A1, VAR, 2.610%, 12/25/34	524
565	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	572
2,691	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	2,722
558	Series 2004-V, Class 1A1, VAR, 2.605%, 10/25/34	562
235	Series 2005-16, Class APO, PO, 01/25/36	184
393	Series 2005-AR16, Class 2A1, VAR, 2.604%, 02/25/34	399
4,754	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	4,782
499	Series 2005-AR8, Class 2A1, VAR, 2.592%, 06/25/35	502
544	Series 2006-2, Class APO, PO, 03/25/36	347
282	Series 2006-4, Class 1APO, PO, 04/25/36	217
1,331	Series 2007-7, Class A7, 6.000%, 06/25/37	1,347
382	Series 2007-11, Class A14, 6.000%, 08/25/37	377

		251,411

	Total Collateralized Mortgage Obligations (Cost $809,771)	857,801

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 3.7%
	A10 Securitization LLC,
358	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	358
750	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	753
	A10 Term Asset Financing LLC,
3,566	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	3,597
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	712
	ACRE Commercial Mortgage Trust, (Cayman Islands),
360	Series 2014-FL2, Class B, VAR, 2.205%, 08/15/31 (e)	360
360	Series 2014-FL2, Class C, VAR, 2.655%, 08/15/31 (e)	360
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	560
1,300	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	1,296
	Banc of America Commercial Mortgage Trust,
385	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	398
2,109	Series 2006-4, Class A4, 5.634%, 07/10/46	2,217
915	Series 2006-5, Class A4, 5.414%, 09/10/47	963
1,500	Series 2007-5, Class A4, 5.492%, 02/10/51	1,619
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	404
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,632
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,440
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,463
	Bear Stearns Commercial Mortgage Securities Trust,
33,991	Series 2005-PWR8, Class X1, IO, VAR, 0.930%, 06/11/41 (e)	63
3,105	Series 2006-PW11, Class A4, VAR, 5.602%, 03/11/39	3,227
84,117	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.549%, 12/11/49 (e)	587
900	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.955%, 02/15/31 (e)	898
1,250	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,263
	COBALT CMBS Commercial Mortgage Trust,
546	Series 2006-C1, Class A4, 5.223%, 08/15/48	578
17,204	Series 2006-C1, Class IO, IO, VAR, 0.980%, 08/15/48	247
	COMM Mortgage Trust,
1,063	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,071
2,974	Series 2012-CR2, Class XA, IO, VAR, 2.072%, 08/15/45	301
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,848
1,060	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,061
1,400	Series 2014-TWC, Class A, VAR, 1.003%, 02/13/32 (e)	1,399
133	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	133
	Commercial Mortgage Trust,
442	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	442
300	Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	318
675	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	704
2,018	CSMC, Series 2014-ICE, Class A, VAR, 0.955%, 04/15/27 (e)	2,020
763	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	762
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,698
10,000	Series K037, Class A2, 3.490%, 01/25/24	10,648
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,001
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,513
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,871
3,599	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	3,672
1,383	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,410

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	497
865	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	893
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,066
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2005-CB11, Class AJ, VAR, 5.537%, 08/12/37	1,011
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	401
996	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,084
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,025
	LB-UBS Commercial Mortgage Trust,
979	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,008
39,715	Series 2006-C7, Class XW, IO, VAR, 0.849%, 11/15/38 (e)	440
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	322
818	Series 2007-C2, Class A3, 5.430%, 02/15/40	883
2,781	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,870
	ML-CFC Commercial Mortgage Trust,
2,986	Series 2006-1, Class A4, VAR, 5.651%, 02/12/39	3,099
28,550	Series 2006-4, Class XC, IO, VAR, 0.272%, 12/12/49 (e)	318
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,108
	Morgan Stanley Capital I Trust,
33,972	Series 2006-IQ12, Class X1, IO, VAR, 0.652%, 12/15/43 (e)	286
66,336	Series 2007-HQ11, Class X, IO, VAR, 0.390%, 02/12/44 (e)	268
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	819
	Morgan Stanley Re-REMIC Trust,
1,059	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,055
3,833	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	3,845
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,555
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,160
9,924	Series 2010-C1, Class APT, 2.650%, 10/29/20	10,199
	NorthStar, (Cayman Islands),
2,318	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	2,320
1,392	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	1,406
470	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	470
1,543	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,543
	RAIT Trust,
2,002	Series 2014-FL3, Class A, VAR, 1.405%, 12/15/31 (e)	2,003
2,000	Series 2014-FL3, Class AS, VAR, 1.955%, 12/15/31 (e)	2,001
750	Series 2014-FL3, Class B, VAR, 2.805%, 12/15/31 (e)	751
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	658
1,025	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,058
934	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.563%, 08/15/39	935
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,296
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,103
10,243	Series 2012-C2, Class XA, IO, VAR, 1.919%, 05/10/63 (e)	828
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	875
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,405
4,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	4,263
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,519
1,147	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,147
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,862
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	838
400	Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	385

	Total Commercial Mortgage-Backed Securities (Cost $147,897)	151,745

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 18.1%
	Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	617
675	4.250%, 03/01/21	730
173	4.950%, 07/02/64	177
1,000	5.250%, 12/01/41	1,116

		2,640

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	422
532	1.875%, 01/11/18 (e)	536
981	2.375%, 08/01/18 (e)	998
739	2.625%, 09/15/16 (e)	760
1,425	2.950%, 01/11/17 (e)	1,477

		4,193

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	127
400	6.650%, 11/15/37	524
250	6.900%, 08/15/39	338
1,075	7.300%, 04/30/28	1,380
505	8.000%, 10/17/16	568
430	8.875%, 04/26/23	580
	CBS Corp.,
475	3.700%, 08/15/24	475
360	4.900%, 08/15/44	365
140	5.500%, 05/15/33	156
265	5.750%, 04/15/20	303
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	360
	Comcast Corp.,
555	4.200%, 08/15/34	568
1,082	4.250%, 01/15/33	1,123
2,910	5.900%, 03/15/16	3,103
400	6.450%, 03/15/37	520
1,355	6.500%, 11/15/35	1,790
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	436
162	5.450%, 12/15/14	162
125	8.375%, 03/01/39 (e)	179
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	575
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
435	3.800%, 03/15/22	446
1,000	4.600%, 02/15/21	1,086
862	5.000%, 03/01/21	954
2,000	6.000%, 08/15/40	2,256
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,083
319	4.950%, 05/15/42	322
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,634
	NBCUniversal Media LLC,
310	4.375%, 04/01/21	343
800	5.950%, 04/01/41	1,008
515	6.400%, 04/30/40	675
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	301
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	488
1,278	3.950%, 09/30/21	1,347
441	4.500%, 05/23/43	428
325	4.700%, 10/15/19	355
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	406
1,218	5.850%, 05/01/17	1,340
400	6.550%, 05/01/37	509
800	8.250%, 04/01/19	989
	Time Warner Entertainment Co. LP,
160	8.375%, 03/15/23	217
1,250	8.375%, 07/15/33	1,849
	Time Warner, Inc.,
555	4.750%, 03/29/21	611
313	5.375%, 10/15/41	343
150	6.200%, 03/15/40	180
172	6.250%, 03/29/41	211
265	6.500%, 11/15/36	332
250	7.625%, 04/15/31	344

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
171	7.700%, 05/01/32	238
	Viacom, Inc.,
153	1.250%, 02/27/15	153
500	3.125%, 06/15/22	488
67	3.250%, 03/15/23	65
808	3.875%, 12/15/21	839
464	4.375%, 03/15/43	431
100	4.500%, 03/01/21	108
250	4.500%, 02/27/42	241
130	6.250%, 04/30/16	140
333	Walt Disney Co. (The), 0.450%, 12/01/15	334

		36,726

	Multiline Retail — 0.1%
280	Kohl’s Corp., 6.250%, 12/15/17	314
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	498
462	4.375%, 09/01/23	496
526	4.500%, 12/15/34	528
157	5.125%, 01/15/42	168
230	7.450%, 07/15/17	264
455	Nordstrom, Inc., 4.000%, 10/15/21	489
200	Target Corp., 6.000%, 01/15/18	227

		2,984

	Specialty Retail — 0.1%
217	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	221
533	Gap, Inc. (The), 5.950%, 04/12/21	607
1,785	Home Depot, Inc. (The), 5.400%, 03/01/16	1,892
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	804
326	5.125%, 11/15/41	378
750	Series B, 7.110%, 05/15/37	1,036

		4,938

	Total Consumer Discretionary	51,481

	Consumer Staples — 0.9%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	671
920	5.750%, 04/01/36	1,108
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	937
94	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	115
440	Coca-Cola Co. (The), 4.875%, 03/15/19	496
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	266
510	4.828%, 07/15/20	572
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	833
255	Diageo Investment Corp., 8.000%, 09/15/22	339
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	912
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	355
	PepsiCo, Inc.,
287	1.250%, 08/13/17	287
368	3.000%, 08/25/21	378
59	7.900%, 11/01/18	72
500	VAR, 0.444%, 02/26/16	501
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	575
698	3.750%, 01/15/22 (e)	732
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	274

		9,423

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
536	4.000%, 12/05/23	566
322	5.300%, 12/05/43	380
1,035	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,221
	Kroger Co. (The),
900	4.000%, 02/01/24	945
1,100	5.000%, 04/15/42	1,178
2,480	7.500%, 04/01/31	3,317
	Sysco Corp.,
259	3.000%, 10/02/21	264
234	4.500%, 10/02/44	246
1,031	Walgreen Co., 3.100%, 09/15/22	1,027
	Walgreens Boots Alliance, Inc.,
544	3.300%, 11/18/21	553

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
663	3.800%, 11/18/24	677
386	4.500%, 11/18/34	396
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	906
255	6.200%, 04/15/38	336
350	7.550%, 02/15/30	506

		12,518

	Food Products — 0.3%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	252
1,415	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,755
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	209
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	621
535	4.307%, 05/14/21 (e)	591
850	7.350%, 03/06/19 (e)	1,029
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	224
227	2.100%, 03/15/18	227
365	Kellogg Co., 1.750%, 05/17/17	370
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	840
694	5.000%, 06/04/42	750
1,187	6.125%, 08/23/18	1,364
1,793	6.875%, 01/26/39	2,334
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,572
777	Tyson Foods, Inc., 3.950%, 08/15/24	802

		12,940

	Household Products — 0.1%
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	217
71	7.500%, 11/01/18	86
728	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	909
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	175

		1,387

	Total Consumer Staples	36,268

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
199	Cameron International Corp., 4.000%, 12/15/23	209
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	298
	Halliburton Co.,
714	3.500%, 08/01/23	728
1,620	7.450%, 09/15/39	2,236
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	186
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	107
83	5.250%, 03/15/42	73
300	6.050%, 03/01/41	286
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	457
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	312
256	6.375%, 12/15/21	255
905	6.500%, 11/15/20	896
198	7.350%, 12/15/41	195
100	7.500%, 04/15/31	98
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	308
113	5.950%, 04/15/42	110
110	6.500%, 08/01/36	115
350	9.875%, 03/01/39	499

		7,368

	Oil, Gas & Consumable Fuels — 1.5%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	204
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	413
	Apache Corp.,
138	3.250%, 04/15/22	139
556	4.750%, 04/15/43	535
500	6.900%, 09/15/18	583
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	258
338	Boardwalk Pipelines LP, 4.950%, 12/15/24	344

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	943
1,283	2.237%, 05/10/19	1,291
882	2.750%, 05/10/23	842
437	3.814%, 02/10/24	449
900	4.742%, 03/11/21	1,001
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	284
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	408
350	6.250%, 03/15/38	418
1,000	6.750%, 02/01/39	1,249
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	203
490	4.450%, 09/15/42	466
450	6.750%, 11/15/39	564
	Chevron Corp.,
560	2.355%, 12/05/22	544
1,000	4.950%, 03/03/19	1,127
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,865
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	321
	ConocoPhillips,
325	5.200%, 05/15/18	363
525	5.750%, 02/01/19	604
150	6.000%, 01/15/20	176
200	6.500%, 02/01/39	266
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,140
571	ConocoPhillips Co., 3.350%, 11/15/24	579
	Devon Energy Corp.,
750	3.250%, 05/15/22	751
522	4.750%, 05/15/42	528
360	6.300%, 01/15/19	416
533	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	514
	Encana Corp., (Canada),
545	6.500%, 05/15/19	635
150	6.500%, 08/15/34	180
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,016
	Enterprise Products Operating LLC,
343	3.750%, 02/15/25	349
475	3.900%, 02/15/24	491
155	4.950%, 10/15/54	158
318	5.100%, 02/15/45	343
	EOG Resources, Inc.,
379	2.625%, 03/15/23	366
600	4.100%, 02/01/21	644
180	Hess Corp., 7.875%, 10/01/29	240
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	247
1,700	7.875%, 09/15/31	2,293
	Magellan Midstream Partners LP,
1,127	5.150%, 10/15/43	1,234
250	6.550%, 07/15/19	295
	Marathon Oil Corp.,
902	5.900%, 03/15/18	1,013
1,620	6.000%, 10/01/17	1,815
578	Marathon Petroleum Corp., 3.625%, 09/15/24	572
314	Noble Energy, Inc., 5.050%, 11/15/44	316
402	Occidental Petroleum Corp., 1.750%, 02/15/17	408
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	777
2,622	6.250%, 03/17/24	2,695
	Petrobras International Finance Co. S.A., (Cayman Islands),
1,020	5.375%, 01/27/21	1,018
110	6.750%, 01/27/41	108
175	7.875%, 03/15/19	193
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	369
1,045	6.800%, 05/15/38	1,372
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25 (e)	374

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
393	4.875%, 01/18/24	417
492	5.500%, 06/27/44 (e)	507
846	6.375%, 01/23/45	971
	Phillips 66,
314	2.950%, 05/01/17	325
182	4.300%, 04/01/22	194
1,000	Plains All American Pipeline LP/PAA Finance Corp., 3.600%, 11/01/24	999
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	879
	Spectra Energy Capital LLC,
1,500	5.650%, 03/01/20	1,681
500	6.200%, 04/15/18	565
400	8.000%, 10/01/19	497
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	540
452	5.950%, 09/25/43	541
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	892
353	1.200%, 01/17/18	351
406	2.450%, 01/17/23	391
1,071	2.650%, 01/15/24	1,023
313	2.900%, 11/08/20	321
467	3.125%, 08/17/17	490
300	3.150%, 01/23/22	308
456	3.250%, 11/10/24	458
253	4.250%, 11/23/41	259
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	218
250	6.850%, 06/01/39	332
	Sunoco Logistics Partners Operations LP,
259	4.250%, 04/01/24	268
170	5.300%, 04/01/44	174
1,133	5.350%, 05/15/45	1,168
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,040
185	5.850%, 02/01/37	177
190	6.250%, 02/01/38	192
850	7.750%, 06/01/19	1,001
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	530
	Tosco Corp.,
310	7.800%, 01/01/27	427
400	8.125%, 02/15/30	582
124	Total Capital Canada Ltd., (Canada), VAR, 0.611%, 01/15/16	124
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	265
508	1.550%, 06/28/17	513
500	2.750%, 06/19/21	505
233	2.875%, 02/17/22	233
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,431
370	4.125%, 01/28/21	405
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	659
340	6.500%, 08/15/18	394
1,100	7.250%, 08/15/38	1,475

		64,258

	Total Energy	71,626

	Financials — 8.1%
	Banks — 3.4%
669	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	679
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	764
550	3.125%, 08/10/15 (e)	560
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,305
900	3.250%, 03/01/16 (e)	930
228	4.875%, 01/12/21 (e)	258
	Bank of America Corp.,
600	2.000%, 01/11/18	604
1,500	Series L, 2.650%, 04/01/19	1,521
520	3.625%, 03/17/16	537
972	4.000%, 04/01/24	1,016

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
547	4.100%, 07/24/23	577
851	4.250%, 10/22/26	856
2,065	5.000%, 05/13/21	2,302
2,730	5.625%, 10/14/16	2,946
740	5.625%, 07/01/20	849
645	Series L, 5.650%, 05/01/18	722
150	5.700%, 01/24/22	175
420	5.750%, 12/01/17	468
400	5.875%, 01/05/21	465
2,996	6.400%, 08/28/17	3,369
1,564	6.875%, 04/25/18	1,814
875	7.625%, 06/01/19	1,065
1,510	7.800%, 09/15/16	1,675
	Bank of Montreal, (Canada),
1,666	1.400%, 09/11/17	1,676
1,106	2.550%, 11/06/22	1,076
	Bank of Nova Scotia (The), (Canada),
1,034	1.650%, 10/29/15 (e)	1,046
2,000	2.550%, 01/12/17	2,063
737	3.400%, 01/22/15	740
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,303
679	3.850%, 01/22/15 (e)	683
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,610
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	284
800	2.500%, 09/21/15 (e)	813
1,735	2.750%, 02/23/15	1,744
324	3.750%, 05/15/24	332
310	Series 1, 5.000%, 09/22/16	332
1,000	6.050%, 12/04/17 (e)	1,110
	BB&T Corp.,
750	3.950%, 04/29/16	783
740	5.250%, 11/01/19	835
380	6.850%, 04/30/19	454
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	636
695	Branch Banking & Trust Co., 5.625%, 09/15/16	750
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227
4,000	2.600%, 07/02/15 (e)	4,053
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,637
	Citigroup, Inc.,
800	1.850%, 11/24/17	803
423	3.375%, 03/01/23	428
871	3.750%, 06/16/24	895
1,200	4.300%, 11/20/26	1,212
500	4.450%, 01/10/17	532
433	4.500%, 01/14/22	473
42	4.587%, 12/15/15	44
871	4.700%, 05/29/15	888
483	4.750%, 05/19/15	492
250	5.300%, 05/06/44	267
298	5.375%, 08/09/20	341
865	5.500%, 09/13/25	967
321	5.875%, 01/30/42	399
2,154	6.000%, 08/15/17	2,402
526	6.010%, 01/15/15	529
475	6.125%, 11/21/17	535
250	6.625%, 01/15/28	321
400	8.125%, 07/15/39	608
1,409	8.500%, 05/22/19	1,776
	Comerica, Inc.,
260	3.000%, 09/16/15	265
148	3.800%, 07/22/26	150
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,110
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	145
2,400	3.200%, 03/11/15 (e)	2,418
455	3.375%, 01/19/17	477

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
789	3.875%, 02/08/22	842
500	5.800%, 09/30/10 (e) ††	572
	Discover Bank,
1,000	3.200%, 08/09/21	1,008
601	4.200%, 08/08/23	629
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,046
	Fifth Third Bancorp,
70	2.300%, 03/01/19	71
760	5.450%, 01/15/17	821
	Fifth Third Bank,
600	2.375%, 04/25/19	606
340	2.875%, 10/01/21	340
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,428
666	4.125%, 08/12/20 (e)	724
575	4.750%, 01/19/21 (e)	643
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	535
530	4.875%, 01/14/22	594
556	5.100%, 04/05/21	631
600	6.100%, 01/14/42	787
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	681
300	KeyCorp, 5.100%, 03/24/21	338
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,400
623	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	631
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,533
750	2.750%, 09/28/15 (e)	763
1,000	3.000%, 07/27/16 (e)	1,035
795	3.750%, 03/02/15 (e)	802
250	National City Bank, 5.800%, 06/07/17	277
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	997
1,800	3.125%, 03/20/17 (e)	1,877
945	4.875%, 05/13/21 (e)	1,034
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	839
400	PNC Bank N.A., 6.875%, 04/01/18	465
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	185
	PNC Funding Corp.,
709	3.300%, 03/08/22	728
567	4.375%, 08/11/20	622
970	5.250%, 11/15/15	1,009
950	5.625%, 02/01/17	1,033
595	6.700%, 06/10/19	710
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	983
1,789	2.000%, 10/01/18	1,822
1,000	2.200%, 07/27/18	1,016
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	403
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	920
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,144
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,383
880	SunTrust Banks, Inc., 6.000%, 09/11/17	987
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,465
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,375
1,140	2.200%, 07/29/15 (e)	1,154
521	2.250%, 11/05/19	523
	U.S. Bancorp,
550	1.650%, 05/15/17	557
675	2.450%, 07/27/15	684
540	3.000%, 03/15/22	549
566	4.125%, 05/24/21	618
1,277	7.500%, 06/01/26	1,715
4,780	Wachovia Corp., 5.750%, 02/01/18	5,398
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,886
850	3.500%, 03/08/22	888
484	4.100%, 06/03/26	496

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
702	4.480%, 01/16/24	749
500	4.600%, 04/01/21	555
920	4.650%, 11/04/44	935
1,280	5.606%, 01/15/44	1,490
2,350	5.625%, 12/11/17	2,632
1,045	SUB, 3.676%, 06/15/16	1,091
	Wells Fargo Bank N.A.,
1,515	Series AI, 4.750%, 02/09/15	1,527
1,000	5.600%, 03/15/16	1,062
250	5.750%, 05/16/16	268
250	6.000%, 11/15/17	283
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	908
2,141	4.875%, 11/19/19	2,407

		139,230

	Capital Markets — 1.6%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,587
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	357
1,789	2.400%, 01/17/17	1,840
900	Series 1, 2.950%, 06/18/15	913
700	3.250%, 09/11/24	707
413	3.550%, 09/23/21	432
950	3.650%, 02/04/24	993
760	4.600%, 01/15/20	846
	BlackRock, Inc.,
660	3.375%, 06/01/22	683
540	3.500%, 12/10/14	540
540	3.500%, 03/18/24	554
867	Series 2, 5.000%, 12/10/19	988
385	6.250%, 09/15/17	436
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,264
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	347
	Credit Suisse, (Switzerland),
728	2.300%, 05/28/19	731
271	3.000%, 10/29/21	271
402	3.625%, 09/09/24	410
	Deutsche Bank AG, (Germany),
200	1.350%, 05/30/17	200
450	3.250%, 01/11/16	462
355	6.000%, 09/01/17	397
500	FMR LLC, 6.450%, 11/15/39 (e)	648
	Goldman Sachs Group, Inc. (The),
952	2.550%, 10/23/19	951
545	2.625%, 01/31/19	552
764	2.900%, 07/19/18	786
400	3.300%, 05/03/15	405
3,060	3.625%, 02/07/16	3,156
492	3.700%, 08/01/15	502
800	4.000%, 03/03/24	829
848	5.250%, 07/27/21	956
1,366	5.375%, 03/15/20	1,540
800	5.750%, 01/24/22	926
4,310	5.950%, 01/18/18	4,836
949	Series D, 6.000%, 06/15/20	1,099
420	6.150%, 04/01/18	476
685	6.750%, 10/01/37	848
2,678	7.500%, 02/15/19	3,210
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	503
216	2.000%, 09/25/15 (e)	218
1,445	3.750%, 03/07/17 (e)	1,524
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	690
	Jefferies Group LLC,
450	3.875%, 11/09/15	461
1,015	5.125%, 04/13/18	1,103
1,010	6.450%, 06/08/27	1,145
325	6.875%, 04/15/21	377
555	8.500%, 07/15/19	681
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16 (e)	380
291	2.600%, 06/24/19 (e)	295

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,847	5.000%, 02/22/17 (e)	3,067
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,367
1,650	6.250%, 01/14/21 (e)	1,903
	Morgan Stanley,
179	1.750%, 02/25/16	181
1,250	3.700%, 10/23/24	1,269
625	4.000%, 07/24/15	639
480	4.350%, 09/08/26	487
871	5.000%, 11/24/25	935
1,000	5.450%, 01/09/17	1,084
1,021	5.500%, 07/24/20	1,160
380	5.500%, 07/28/21	436
1,265	5.625%, 09/23/19	1,442
360	5.750%, 01/25/21	415
400	6.625%, 04/01/18	460
970	7.300%, 05/13/19	1,165
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,085
150	5.000%, 03/04/15	152
547	6.700%, 03/04/20	652
	State Street Corp.,
369	3.100%, 05/15/23	362
1,164	3.700%, 11/20/23	1,220
	UBS AG, (Switzerland),
1,337	3.875%, 01/15/15	1,342
365	4.875%, 08/04/20	411
244	5.750%, 04/25/18	276
247	5.875%, 12/20/17	278

		66,843

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	817
	American Express Credit Corp.,
480	2.375%, 03/24/17	493
1,028	2.800%, 09/19/16	1,064
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	669
363	1.500%, 09/11/17 (e)	365
533	1.600%, 02/16/18 (e)	534
565	2.125%, 02/28/17 (e)	577
417	2.250%, 08/15/19	421
1,599	2.600%, 09/20/16 (e)	1,649
150	7.625%, 10/01/18 (e)	182
	Capital One Financial Corp.,
273	1.000%, 11/06/15	274
1,281	3.500%, 06/15/23	1,288
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	887
402	2.850%, 06/01/22	403
560	5.500%, 03/15/16	595
340	7.050%, 10/01/18	404
585	7.150%, 02/15/19	705
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	470
513	2.375%, 03/12/19	512
1,653	3.000%, 06/12/17	1,704
1,917	3.984%, 06/15/16	1,996
561	4.207%, 04/15/16	584
200	4.250%, 09/20/22	212
803	VAR, 1.482%, 05/09/16	812
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,626
207	7.350%, 11/27/32	265
	HSBC USA, Inc.,
800	1.625%, 01/16/18	802
1,500	2.375%, 02/13/15	1,506
	John Deere Capital Corp.,
759	1.200%, 10/10/17	760
335	1.700%, 01/15/20	327
400	2.250%, 04/17/19	405
233	3.150%, 10/15/21	241
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	875
663	PACCAR Financial Corp., 1.600%, 03/15/17	672

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,122
2,480	2.000%, 09/15/16	2,535
558	2.000%, 10/24/18	566
962	3.200%, 06/17/15	977

		32,296

	Diversified Financial Services — 1.1%
1,231	Associates Corp. of North America, 6.950%, 11/01/18	1,449
1,455	Bank of America N.A., 5.300%, 03/15/17	1,575
	Berkshire Hathaway, Inc.,
2,498	3.400%, 01/31/22	2,607
840	3.750%, 08/15/21	903
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	744
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,253
285	5.300%, 09/15/43	341
400	Countrywide Financial Corp., 6.250%, 05/15/16	428
	General Electric Capital Corp.,
167	1.000%, 12/11/15	168
1,100	1.625%, 07/02/15	1,109
750	2.300%, 04/27/17	772
2,000	3.150%, 09/07/22	2,044
650	4.625%, 01/07/21	727
2,100	4.650%, 10/17/21	2,354
191	5.300%, 02/11/21	218
2,500	5.400%, 02/15/17	2,737
1,785	5.500%, 01/08/20	2,063
4,380	5.625%, 05/01/18	4,963
330	5.875%, 01/14/38	410
2,772	Series A, 6.750%, 03/15/32	3,717
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	457
884	4.000%, 10/15/23	934
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	320
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	382
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	557
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,088
681	Series KK, 3.550%, 01/15/24	722
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
1,020	4.300%, 09/22/19	1,127
1,005	4.375%, 03/25/20	1,115
1,280	6.375%, 12/15/38	1,724
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	327

		43,547

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	464
410	5.600%, 05/15/15	419
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	706
651	Allstate Corp. (The), 3.150%, 06/15/23	654
	American International Group, Inc.,
471	4.125%, 02/15/24	501
3,020	5.450%, 05/18/17	3,316
	Aon Corp.,
402	3.125%, 05/27/16	414
346	3.500%, 09/30/15	354
306	6.250%, 09/30/40	381
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	402
233	2.450%, 12/15/15	238
233	3.000%, 05/15/22	236
748	4.300%, 05/15/43	767
1,574	4.400%, 05/15/42	1,630
1,810	5.400%, 05/15/18	2,041
120	Chubb Corp. (The), 5.750%, 05/15/18	137
	CNA Financial Corp.,
750	5.850%, 12/15/14	751
798	5.875%, 08/15/20	919
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	448

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	Lincoln National Corp.,
345	4.200%, 03/15/22	366
253	4.850%, 06/24/21	280
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	322
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,529
626	2.500%, 10/17/22 (e)	609
540	3.125%, 04/14/16 (e)	558
	MetLife, Inc.,
600	4.875%, 11/13/43	662
555	Series A, 6.817%, 08/15/18	652
	Metropolitan Life Global Funding I,
638	1.300%, 04/10/17 (e)	639
604	1.500%, 01/10/18 (e)	605
300	1.875%, 06/22/18 (e)	302
820	2.500%, 09/29/15 (e)	833
400	3.125%, 01/11/16 (e)	412
1,900	3.650%, 06/14/18 (e)	2,023
1,277	3.875%, 04/11/22 (e)	1,353
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,736
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	742
350	1.300%, 01/12/15 (e)	350
951	2.150%, 06/18/19 (e)	958
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	697
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	903
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	381
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	305
953	2.250%, 10/15/18 (e)	965
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,395
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	325

		36,847

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
450	3.500%, 01/31/23	437
567	5.000%, 02/15/24	604
471	American Tower Trust I, Class 1A, 1.551%, 03/15/18 (e)	469
	Equity Commonwealth,
600	5.875%, 09/15/20	663
1,345	6.650%, 01/15/18	1,482
608	ERP Operating LP, 4.625%, 12/15/21	670
	HCP, Inc.,
492	2.625%, 02/01/20	489
234	3.875%, 08/15/24	237
230	4.200%, 03/01/24	239
598	4.250%, 11/15/23	625
970	5.375%, 02/01/21	1,090
732	Health Care REIT, Inc., 4.500%, 01/15/24	771
534	Prologis LP, 4.250%, 08/15/23	564
	Simon Property Group LP,
917	2.150%, 09/15/17	938
1,400	3.375%, 10/01/24	1,421
579	4.125%, 12/01/21	630
200	4.375%, 03/01/21	219
345	6.125%, 05/30/18	396

		11,944

	Total Financials	330,707

	Health Care — 0.7%
	Biotechnology — 0.3%
	Amgen, Inc.,
491	3.625%, 05/22/24	496
1,000	3.875%, 11/15/21	1,058
237	4.500%, 03/15/20	261
500	4.950%, 10/01/41	528
2,000	5.150%, 11/15/41	2,177
265	5.650%, 06/15/42	308
680	5.700%, 02/01/19	769
720	5.750%, 03/15/40	836
	Celgene Corp.,
1,336	3.250%, 08/15/22	1,347

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
659	3.625%, 05/15/24	669
632	Gilead Sciences, Inc., 3.500%, 02/01/25	651

		9,100

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
286	1.850%, 06/15/18	286
270	4.625%, 03/15/15	273
100	Becton Dickinson and Co., 5.000%, 05/15/19	111

		670

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
265	4.500%, 05/15/42	267
440	6.750%, 12/15/37	576
540	Cardinal Health, Inc., 2.400%, 11/15/19	542
900	Express Scripts Holding Co., 3.500%, 06/15/24	897
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	376
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	170
400	2.875%, 03/15/23	397
1,050	3.375%, 11/15/21	1,103
620	6.625%, 11/15/37	827
353	Ventas Realty LP, 3.750%, 05/01/24	354
	WellPoint, Inc.,
467	2.300%, 07/15/18	472
615	3.125%, 05/15/22	614
280	3.300%, 01/15/23	280
500	4.625%, 05/15/42	508
535	4.650%, 01/15/43	549
648	4.650%, 08/15/44	668

		8,764

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	176
687	4.150%, 02/01/24	725

		901

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
992	1.750%, 11/06/17	997
609	2.900%, 11/06/22	596
275	Actavis, Inc., 3.250%, 10/01/22	269
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	397
937	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	1,019
	GlaxoSmithKline Capital, Inc.,
750	5.650%, 05/15/18	850
530	6.375%, 05/15/38	692
	Merck & Co., Inc.,
650	1.300%, 05/18/18	646
474	2.400%, 09/15/22	461
562	2.800%, 05/18/23	560
560	Novartis Capital Corp., 3.400%, 05/06/24	580
650	Pfizer, Inc., 3.000%, 06/15/23	653
	Zoetis, Inc.,
193	1.875%, 02/01/18	191
123	4.700%, 02/01/43	121

		8,032

	Total Health Care	27,467

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	545
	BAE Systems Holdings, Inc.,
500	3.800%, 10/07/24 (e)	512
400	6.375%, 06/01/19 (e)	468
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	809
200	Boeing Co. (The), 7.950%, 08/15/24	281
415	Honeywell International, Inc., 5.300%, 03/01/18	465
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	396
1,281	4.070%, 12/15/42	1,273
292	4.850%, 09/15/41	326
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	422
215	Precision Castparts Corp., 0.700%, 12/20/15	215
340	Raytheon Co., 3.150%, 12/15/24	341

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
	United Technologies Corp.,
214	1.800%, 06/01/17	218
681	3.100%, 06/01/22	698
914	4.500%, 06/01/42	987
1,261	6.125%, 02/01/19	1,476

		9,432

	Air Freight & Logistics — 0.0% (g)
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	461
160	SUB, 8.375%, 04/01/30	236
214	United Parcel Service, Inc., 2.450%, 10/01/22	210

		907

	Airlines — 0.1%
420	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	424
235	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	253
649	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	695
210	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	235
413	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	453
201	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	204
448	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	477
167	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	181
417	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	444

		3,366

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	717
264	4.125%, 06/15/23	240
328	4.875%, 07/15/42	271
200	Pitney Bowes, Inc., 5.600%, 03/15/18	221
614	Republic Services, Inc., 3.550%, 06/01/22	631
	Waste Management, Inc.,
214	4.750%, 06/30/20	237
465	7.375%, 03/11/19	562

		2,879

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	228
292	2.875%, 05/08/22	293
145	4.375%, 05/08/42	153
789	Fluor Corp., 3.375%, 09/15/21	810

		1,484

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	171
570	5.600%, 05/15/18	640
300	7.625%, 04/01/24	387

		1,380

	Industrial Conglomerates — 0.1%
667	Danaher Corp., 3.900%, 06/23/21	723
	General Electric Co.,
212	2.700%, 10/09/22	211
436	3.375%, 03/11/24	452
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	539
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	433
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,008
409	5.750%, 03/11/18	459
130	7.200%, 06/01/26	165

		3,990

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	162
	Deere & Co.,
819	2.600%, 06/08/22	812
346	3.900%, 06/09/42	342
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	416
1,920	3.900%, 09/01/42	1,890
290	Ingersoll-Rand Co., 6.391%, 11/15/27	347
215	Parker Hannifin Corp., 5.500%, 05/15/18	242
592	Parker-Hannifin Corp., 4.450%, 11/21/44	617

		4,828

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	199
522	3.050%, 03/15/22	527
300	3.450%, 09/15/21	314
136	3.600%, 09/01/20	144
249	3.750%, 04/01/24	260
375	4.375%, 09/01/42	376
769	5.150%, 09/01/43	869
1,000	5.400%, 06/01/41	1,164
540	5.650%, 05/01/17	596
335	5.750%, 03/15/18	381
425	5.750%, 05/01/40	514
250	6.700%, 08/01/28	320
250	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	340
	CSX Corp.,
400	3.400%, 08/01/24	404
191	4.100%, 03/15/44	184
300	4.250%, 06/01/21	328
575	5.500%, 04/15/41	680
49	6.250%, 04/01/15	50
215	7.375%, 02/01/19	260
500	7.900%, 05/01/17	576
	ERAC USA Finance LLC,
355	2.750%, 03/15/17 (e)	367
559	4.500%, 08/16/21 (e)	609
436	5.625%, 03/15/42 (e)	504
350	6.375%, 10/15/17 (e)	396
746	6.700%, 06/01/34 (e)	961
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	770
595	3.950%, 10/01/42	578
100	6.000%, 03/15/05 †	124
1,776	6.000%, 05/23/11 †††	2,248
365	7.700%, 05/15/17	421
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	489
	Ryder System, Inc.,
484	2.500%, 03/01/17	494
434	3.600%, 03/01/16	448
	Union Pacific Corp.,
182	2.950%, 01/15/23	184
838	3.646%, 02/15/24	884
710	4.163%, 07/15/22	780
200	4.300%, 06/15/42	208
235	4.875%, 01/15/15	236

		19,187

	Total Industrials	47,453

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	203
500	3.625%, 03/04/24	522
988	5.500%, 02/22/16	1,048
350	5.500%, 01/15/40	418
755	5.900%, 02/15/39	933

		3,124

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	226
575	3.375%, 11/01/15	587
190	4.500%, 03/01/23	197
165	6.000%, 04/01/20	189
500	6.875%, 06/01/18	571
1,163	7.500%, 01/15/27	1,426

		3,196

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
937	2.600%, 07/15/22	887
563	2.875%, 08/01/21	556
500	3.450%, 08/01/24	491
271	4.000%, 07/15/42	234

		2,168

	IT Services — 0.3%
	International Business Machines Corp.,
409	1.250%, 02/06/17	412

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
3,267	1.625%, 05/15/20	3,157
2,600	5.700%, 09/14/17	2,917
765	6.220%, 08/01/27	977
1,075	7.625%, 10/15/18	1,306
	Xerox Corp.,
271	2.950%, 03/15/17	280
270	4.500%, 05/15/21	290
610	5.625%, 12/15/19	691
550	6.750%, 02/01/17	611

		10,641

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
772	3.300%, 10/01/21	810
685	4.000%, 12/15/32	685
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,658
365	Texas Instruments, Inc., 1.650%, 08/03/19	359

		3,512

	Software — 0.2%
470	Intuit, Inc., 5.750%, 03/15/17	516
	Microsoft Corp.,
262	0.875%, 11/15/17	260
720	1.625%, 09/25/15	728
384	2.125%, 11/15/22	373
810	2.375%, 05/01/23	798
1,155	3.625%, 12/15/23	1,236
117	4.500%, 10/01/40	126
	Oracle Corp.,
586	Series NOTE, 2.800%, 07/08/21	594
1,000	3.625%, 07/15/23	1,049
457	4.300%, 07/08/34	477
500	5.000%, 07/08/19	564
1,422	5.250%, 01/15/16	1,498
813	5.750%, 04/15/18	924
475	6.500%, 04/15/38	628

		9,771

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,492
2,364	2.850%, 05/06/21	2,424
2,069	VAR, 0.482%, 05/03/18	2,071
300	Dell, Inc., 7.100%, 04/15/28	306
	EMC Corp.,
850	1.875%, 06/01/18	846
1,000	3.375%, 06/01/23	997
	Hewlett-Packard Co.,
282	4.300%, 06/01/21	295
472	4.375%, 09/15/21	499
201	4.650%, 12/09/21	214
849	6.000%, 09/15/41	943

		11,087

	Total Information Technology	43,499

	Materials — 0.6%
	Chemicals — 0.4%
757	Agrium, Inc., (Canada), 5.250%, 01/15/45	802
500	CF Industries, Inc., 7.125%, 05/01/20	602
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	536
850	3.500%, 10/01/24	847
470	4.125%, 11/15/21	502
223	4.250%, 11/15/20	241
200	5.250%, 11/15/41	219
375	7.375%, 11/01/29	506
73	8.550%, 05/15/19	92
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	645
350	4.900%, 01/15/41	375
1,740	6.000%, 07/15/18	2,003
	Ecolab, Inc.,
447	1.450%, 12/08/17	446
150	5.500%, 12/08/41	176
	Monsanto Co.,
664	2.750%, 07/15/21	664
253	4.200%, 07/15/34	261
278	4.700%, 07/15/64	287

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Mosaic Co. (The),
280	3.750%, 11/15/21	291
1,456	4.250%, 11/15/23	1,523
79	4.875%, 11/15/41	80
861	5.450%, 11/15/33	957
347	5.625%, 11/15/43	394
85	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	89
	PPG Industries, Inc.,
114	5.500%, 11/15/40	137
700	6.650%, 03/15/18	807
355	9.000%, 05/01/21	476
662	Praxair, Inc., 4.625%, 03/30/15	671
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,294
850	7.750%, 10/01/96	1,095

		17,018

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	855
150	5.000%, 09/30/43	170
410	5.400%, 03/29/17	450
560	6.500%, 04/01/19	665
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,340
1,138	3.875%, 03/15/23	1,120
299	5.450%, 03/15/43	300
283	Nucor Corp., 4.000%, 08/01/23	296
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	321
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	122
550	3.750%, 09/20/21	571
650	9.000%, 05/01/19	833
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	395
676	Teck Resources Ltd., (Canada), 4.750%, 01/15/22	689

		8,127

	Total Materials	25,145

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
731	0.900%, 02/12/16	730
840	3.900%, 03/11/24	870
879	4.300%, 12/15/42	833
462	4.350%, 06/15/45	437
850	4.450%, 05/15/21	926
375	5.350%, 09/01/40	406
250	5.500%, 02/01/18	278
2,700	6.300%, 01/15/38	3,271
358	BellSouth Telecommunications LLC, 6.300%, 12/15/15	358
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	201
531	2.350%, 02/14/19	534
150	9.625%, 12/15/30	238
600	Centel Capital Corp., 9.000%, 10/15/19	725
	Deutsche Telekom International Finance
	B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	343
232	4.875%, 03/06/42 (e)	245
400	6.000%, 07/08/19	466
325	8.607%, 06/15/30	478
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,779
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
560	2.750%, 09/14/16	576
1,305	9.000%, 03/01/31	1,972
741	Qwest Corp., 6.750%, 12/01/21	854
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	262
319	5.134%, 04/27/20	356
316	5.462%, 02/16/21	358
207	5.877%, 07/15/19	238
300	6.421%, 06/20/16	324

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
432	2.625%, 02/21/20 (e)	432
983	3.000%, 11/01/21	986
381	3.450%, 03/15/21	394
2,804	3.500%, 11/01/24	2,803
938	4.150%, 03/15/24	988
1,685	4.400%, 11/01/34	1,674
1,762	4.500%, 09/15/20	1,928
4,762	4.862%, 08/21/46 (e)	4,965
150	5.150%, 09/15/23	169
100	5.850%, 09/15/35	118
980	6.400%, 09/15/33	1,213
175	6.400%, 02/15/38	218
500	Verizon New England, Inc., 7.875%, 11/15/29	654
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	837
1,444	8.350%, 12/15/30	1,954
500	8.750%, 08/15/31	717

		38,376

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	655
592	3.125%, 07/16/22	588
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	494
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,633
400	8.750%, 05/01/32	559
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	347
1,200	1.625%, 03/20/17	1,205

		5,481

	Total Telecommunication Services	43,857

	Utilities — 1.5%
	Electric Utilities — 1.1%
239	Alabama Power Co., 6.125%, 05/15/38	317
286	American Electric Power Co., Inc., 1.650%, 12/15/17	287
	Arizona Public Service Co.,
296	4.500%, 04/01/42	321
467	5.050%, 09/01/41	535
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	455
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,206
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	889
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	221
224	DTE Electric Co., 2.650%, 06/15/22	221
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	134
660	5.100%, 04/15/18	739
100	6.000%, 01/15/38	130
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	330
245	6.400%, 06/15/38	332
1,320	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,785
	Duke Energy Progress, Inc.,
540	2.800%, 05/15/22	540
273	4.100%, 05/15/42	279
125	4.100%, 03/15/43	128
387	4.150%, 12/01/44	401
325	5.300%, 01/15/19	368
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	777
1,300	6.000%, 01/22/14 (e) †††	1,476
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,060
	Florida Power & Light Co.,
420	5.950%, 10/01/33	549
350	5.950%, 02/01/38	456
210	Georgia Power Co., 5.950%, 02/01/39	263
229	Great Plains Energy, Inc., 4.850%, 06/01/21	256
	Hydro-Quebec, (Canada),
350	Series IO, 8.050%, 07/07/24	492
1,000	Series HY, 8.400%, 01/15/22	1,327
100	Indiana Michigan Power Co., 7.000%, 03/15/19	120

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	119
808	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	900
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	411
1,400	5.300%, 10/01/41	1,618
125	MidAmerican Energy Co., 5.300%, 03/15/18	140
	Nevada Power Co.,
55	5.375%, 09/15/40	67
305	5.450%, 05/15/41	376
720	6.500%, 08/01/18	840
100	Series N, 6.650%, 04/01/36	137
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	197
371	2.400%, 09/15/19	372
725	6.000%, 03/01/19	834
300	7.875%, 12/15/15	322
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	505
300	4.881%, 08/15/19 (e)	334
510	Northern States Power Co., 6.250%, 06/01/36	686
320	Ohio Power Co., 6.050%, 05/01/18	363
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	989
110	7.000%, 09/01/22	139
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	526
71	3.250%, 09/15/21	73
250	3.250%, 06/15/23	252
217	4.450%, 04/15/42	224
390	4.500%, 12/15/41	411
810	5.625%, 11/30/17	908
100	6.050%, 03/01/34	126
160	8.250%, 10/15/18	195
	PacifiCorp,
180	5.500%, 01/15/19	205
150	5.650%, 07/15/18	171
	PECO Energy Co.,
350	2.375%, 09/15/22	340
175	5.350%, 03/01/18	196
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,497
673	Progress Energy, Inc., 3.150%, 04/01/22	681
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	240
90	3.200%, 11/15/20	94
125	5.800%, 08/01/18	143
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,282
	Public Service Electric & Gas Co.,
210	5.300%, 05/01/18	236
317	5.375%, 11/01/39	395
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	69
	Southern California Edison Co.,
318	Series C, 3.500%, 10/01/23	335
785	5.500%, 08/15/18	892
200	Series 08-A, 5.950%, 02/01/38	259
1,185	6.050%, 03/15/39	1,534
363	Southern Co. (The), 1.950%, 09/01/16	370
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	718
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	309
	Virginia Electric and Power Co.,
64	3.450%, 02/15/24	66
1,415	5.400%, 04/30/18	1,594
630	5.950%, 09/15/17	710
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
275	6.250%, 12/01/15	291
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	101
200	6.500%, 07/01/36	265

		43,634

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
125	4.125%, 10/15/44	127
828	4.150%, 01/15/43	856
375	8.500%, 03/15/19	470
308	Boston Gas Co., 4.487%, 02/15/42 (e)	329
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	378

		2,160

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,074
235	5.750%, 10/01/41	263
	PSEG Power LLC,
442	4.300%, 11/15/23	465
772	5.125%, 04/15/20	864
202	Southern Power Co., 5.150%, 09/15/41	229

		2,895

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	585
208	4.400%, 06/01/43	217
1,445	5.875%, 03/15/41	1,804
1,243	6.375%, 07/15/16	1,346
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	743
	Consumers Energy Co.,
216	2.850%, 05/15/22	216
130	5.650%, 04/15/20	151
235	Delmarva Power & Light Co., 4.000%, 06/01/42	237
	Dominion Resources, Inc.,
920	Series F, 5.250%, 08/01/33	1,055
300	7.000%, 06/15/38	409
600	8.875%, 01/15/19	756
289	DTE Energy Co., Series F, 3.850%, 12/01/23	303
	NiSource Finance Corp.,
370	3.850%, 02/15/23	388
360	4.450%, 12/01/21	392
1,256	5.800%, 02/01/42	1,513
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	382
275	6.000%, 06/01/26	344
	Sempra Energy,
350	2.875%, 10/01/22	340
236	3.550%, 06/15/24	240
1,013	4.050%, 12/01/23	1,076
1,150	6.150%, 06/15/18	1,314
180	6.500%, 06/01/16	195
460	9.800%, 02/15/19	597

		14,603

	Total Utilities	63,292

	Total Corporate Bonds (Cost $693,649)	740,795

Foreign Government Securities — 1.6%
	Federative Republic of Brazil, (Brazil),
825	4.250%, 01/07/25	844
472	5.000%, 01/27/45	468
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/23	4,859
5,535	Zero Coupon, 05/01/24	4,276
1,000	5.500%, 09/18/33	1,315
7,805	Series 10-Z, Zero Coupon, 08/15/24	5,954
1,500	Series 2, Zero Coupon, 11/01/24	1,134
20,000	Series 2-Z, Zero Coupon, 03/15/18	19,114
1,776	Series 6-Z, Zero Coupon, 02/15/22	1,495
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,525
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,377
700	2.700%, 06/16/15	709
2,220	2.950%, 02/05/15	2,230
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	525
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	436
200	5.625%, 02/26/44	227
416	Republic of Panama, (Panama), 4.000%, 09/22/24	425
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,197

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
		Republic of South Africa, (South Africa),
1,436		5.375%, 07/24/44	1,522
640		5.875%, 09/16/25	731
		Republic of Turkey, (Turkey),
719		5.750%, 03/22/24	810
351		6.625%, 02/17/45	437
5,000		Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,983
		United Mexican States, (Mexico),
2,030		3.500%, 01/21/21	2,092
788		3.600%, 01/30/25	790
1,732		4.000%, 10/02/23	1,827
120		4.750%, 03/08/44	124
4,913		5.550%, 01/21/45	5,656

		Total Foreign Government Securities (Cost $65,002)	67,082

Mortgage Pass-Through Securities — 15.7%
		Federal Home Loan Mortgage Corp.,
25		ARM, 2.088%, 07/01/19	26
105		ARM, 2.095%, 10/01/36	110
390		ARM, 2.131%, 10/01/36	414
397		ARM, 2.197%, 11/01/36	424
346		ARM, 2.219%, 12/01/36	368
835		ARM, 2.301%, 04/01/34	888
962		ARM, 2.310%, 03/01/37	1,026
34		ARM, 2.313%, 04/01/30	36
245		ARM, 2.315%, 02/01/36	262
482		ARM, 2.355%, 12/01/33	515
595		ARM, 2.375%, 05/01/36 – 11/01/36	635
187		ARM, 2.505%, 02/01/37	201
472		ARM, 2.550%, 02/01/36	507
562		ARM, 2.660%, 10/01/36	603
349		ARM, 2.693%, 12/01/34	371
302		ARM, 3.434%, 07/01/36	315
1,611		ARM, 3.988%, 07/01/40	1,708
461		ARM, 5.046%, 01/01/35	486
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
83		4.500%, 08/01/18	88
239		5.000%, 12/01/18	253
2,267		5.500%, 06/01/17 – 01/01/24	2,488
36		6.000%, 04/01/18	38
279		6.500%, 08/01/16 – 02/01/19	292
2		7.000%, 04/01/17	2
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,592		3.500%, 01/01/32 – 03/01/32	2,739
87		6.000%, 12/01/22	99
258		6.500%, 11/01/22	294
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,297		3.500%, 04/01/43	4,475
1,092		4.000%, 09/01/35	1,166
5,347		4.500%, 05/01/41	5,833
4,604		5.000%, 09/01/34 – 08/01/40	5,124
1,747		5.500%, 10/01/33 – 07/01/35	1,970
333		6.000%, 12/01/33 – 01/01/34	380
1,594		6.500%, 11/01/34 – 11/01/36	1,858
479		7.000%, 07/01/32 – 10/01/36	537
578		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	657
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,827		3.000%, 03/01/33	2,914
23,637		3.500%, 10/01/32 – 06/01/43	24,779
8,991		4.000%, 01/01/32 – 01/01/43	9,692
393		5.500%, 10/01/33 – 01/01/34	430
536		6.000%, 02/01/33	583
58		7.000%, 07/01/29	63
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	12.000%, 08/01/15 – 07/01/19	1
		Federal National Mortgage Association,
4,835		ARM, 0.707%, 02/01/19	4,840
67		ARM, 1.688%, 09/01/34	69
971		ARM, 1.784%, 01/01/33	1,028
658		ARM, 1.788%, 07/01/33	714
587		ARM, 1.834%, 05/01/35	628
7		ARM, 1.875%, 03/01/19	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,621		ARM, 1.898%, 01/01/35	1,706
1,298		ARM, 1.910%, 09/01/35	1,368
417		ARM, 1.918%, 11/01/34	444
5		ARM, 1.934%, 01/01/19	5
586		ARM, 1.940%, 07/01/36	625
989		ARM, 1.999%, 11/01/34	1,041
280		ARM, 2.035%, 04/01/34	294
736		ARM, 2.063%, 10/01/34	780
471		ARM, 2.086%, 10/01/34	501
615		ARM, 2.120%, 01/01/35	652
265		ARM, 2.121%, 09/01/34	283
904		ARM, 2.125%, 06/01/35	961
311		ARM, 2.135%, 08/01/34	337
276		ARM, 2.142%, 01/01/36	293
167		ARM, 2.143%, 09/01/35	179
178		ARM, 2.170%, 07/01/34	190
213		ARM, 2.199%, 02/01/35	226
168		ARM, 2.220%, 05/01/35	178
228		ARM, 2.248%, 06/01/36	244
20		ARM, 2.262%, 04/01/34	20
585		ARM, 2.266%, 08/01/34	623
282		ARM, 2.277%, 07/01/33 – 11/01/33	291
208		ARM, 2.295%, 01/01/34	221
599		ARM, 2.321%, 07/01/33	640
473		ARM, 2.335%, 05/01/34	508
1,591		ARM, 2.338%, 04/01/35	1,695
371		ARM, 2.351%, 04/01/35	398
204		ARM, 2.428%, 01/01/38	218
429		ARM, 2.435%, 09/01/33	459
271		ARM, 2.505%, 10/01/34	292
612		ARM, 2.575%, 10/01/36	660
62		ARM, 2.606%, 09/01/27	66
105		ARM, 2.750%, 02/01/34	105
72		ARM, 2.875%, 01/01/36	73
45		ARM, 3.711%, 03/01/29	48
2,000		3.760%, 11/01/23	2,168
		Federal National Mortgage Association, 15 Year, Single Family,
571		3.500%, 09/01/18 – 07/01/19	605
342		4.000%, 08/01/18	364
1,824		4.500%, 06/01/18 – 12/01/19	1,931
657		5.000%, 06/01/18 – 08/01/24	708
603		5.500%, 03/01/20 – 07/01/20	641
3,850		6.000%, 06/01/16 – 01/01/24	4,234
145		6.500%, 03/01/17 – 08/01/20	154
142		7.000%, 03/01/17 – 09/01/17	148
2		7.500%, 03/01/17	2
–	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,503		3.500%, 08/01/32	1,592
104		4.500%, 04/01/24	113
950		6.500%, 05/01/22 – 04/01/25	1,080
		Federal National Mortgage Association, 30 Year, FHA/VA,
80		6.000%, 09/01/33	88
919		6.500%, 03/01/29 – 08/01/39	1,033
17		7.000%, 02/01/33	19
47		8.000%, 06/01/28	53
12		9.000%, 05/01/18 – 12/01/25	12
		Federal National Mortgage Association, 30 Year, Single Family,
332		4.500%, 11/01/33 – 02/01/35	362
1,341		5.000%, 07/01/33 – 09/01/35	1,492
1,773		5.500%, 09/01/31 – 03/01/34	2,010
2,268		6.000%, 12/01/28 – 09/01/37	2,602
1,032		6.500%, 11/01/29 – 08/01/31	1,188
852		7.000%, 01/01/24 – 01/01/39	963
336		7.500%, 08/01/36 – 11/01/37	383
549		8.000%, 03/01/27 – 11/01/28	667
1		9.000%, 04/01/26	1
12		9.500%, 07/01/28	14
–	(h)	12.500%, 01/01/16	—	(h)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal National Mortgage Association, Other,
1,445	VAR, 0.517%, 01/01/23	1,458
2,887	VAR, 0.547%, 01/01/23	2,911
4,908	VAR, 0.617%, 11/01/23	4,947
4,000	VAR, 0.627%, 12/01/23	4,029
3,000	VAR, 0.647%, 11/01/23	3,000
947	VAR, 0.957%, 03/01/22	947
2,401	VAR, 6.070%, 11/01/18	2,560
12,666	12/01/24 - 12/25/26	12,726
2,000	1.690%, 12/01/19	1,973
3,450	1.792%, 05/01/20	3,423
3,899	1.808%, 06/01/20	3,858
1,989	1.940%, 07/01/19	1,994
1,500	2.066%, 12/01/20	1,488
12,000	2.077%, 06/01/20	12,014
4,569	2.097%, 08/01/19	4,617
5,392	2.190%, 09/01/21 - 12/01/22	5,301
1,977	2.211%, 04/01/19	2,012
1,458	2.221%, 04/01/19	1,481
3,952	2.283%, 12/01/22	3,910
5,360	2.390%, 12/01/22	5,352
5,366	2.418%, 12/01/22	5,329
1,943	2.428%, 05/01/23	1,926
3,375	2.449%, 11/01/22	3,362
3,000	2.459%, 12/01/22	2,989
3,500	2.480%, 12/01/22	3,487
5,577	2.490%, 10/01/17	5,758
2,926	2.500%, 06/01/23	2,910
4,000	2.531%, 11/01/22	4,005
2,887	2.542%, 02/01/23	2,905
5,000	2.590%, 11/01/21	5,056
1,462	2.593%, 06/01/23	1,463
6,941	2.604%, 10/01/22 - 05/01/23	6,943
2,500	2.660%, 12/01/22	2,530
3,000	2.670%, 07/01/22	3,043
6,745	2.690%, 10/01/17	7,002
3,349	2.703%, 04/01/23	3,404
3,000	2.760%, 05/01/21	3,090
4,939	2.809%, 07/01/23	5,071
3,199	2.841%, 03/01/22	3,292
1,565	2.862%, 05/01/22	1,602
6,500	2.900%, 12/25/24	6,516
4,000	2.920%, 12/25/24	4,024
4,800	2.950%, 08/01/23	4,845
3,722	2.970%, 11/01/18	3,906
2,767	3.000%, 01/01/43	2,796
2,452	3.020%, 07/01/23	2,533
1,437	3.038%, 05/01/22	1,490
5,916	3.050%, 04/01/22	6,173
6,952	3.070%, 01/01/22	7,258
6,495	3.079%, 03/01/22 - 07/01/22	6,748
6,325	3.110%, 12/25/24 - 12/01/26	6,488
2,000	3.120%, 01/01/22	2,094
2,720	3.160%, 02/01/22	2,860
1,823	3.224%, 05/01/22	1,911
9,672	3.230%, 11/01/20	10,251
4,235	3.240%, 12/25/26	4,247
3,932	3.250%, 07/01/25	4,080
1,449	3.255%, 12/01/21	1,523
6,194	3.260%, 01/01/22 - 12/25/26	6,396
3,965	3.290%, 10/01/20 - 11/01/26	4,168
4,000	3.300%, 11/25/26	4,098
3,894	3.306%, 02/01/22	4,102
3,000	3.340%, 02/01/27	3,005
919	3.375%, 11/01/20	982
2,000	3.380%, 12/01/23	2,117
1,955	3.461%, 11/01/20	2,083
47,402	3.500%, 12/01/32 - 08/01/43	49,468
2,000	3.503%, 08/01/17	2,113
1,917	3.520%, 01/01/18	2,039
1,435	3.544%, 09/01/20	1,533

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,000	3.550%, 02/01/30	2,002
2,500	3.590%, 08/01/23	2,709
2,824	3.600%, 09/01/20	3,043
7,359	3.621%, 09/01/20	7,912
4,873	3.658%, 10/01/20	5,230
1,500	3.690%, 11/01/23	1,618
4,553	3.730%, 07/01/22	4,938
1,871	3.740%, 07/01/20	2,028
2,997	3.760%, 10/01/23	3,249
969	3.761%, 01/01/25	1,038
5,000	3.792%, 07/01/23	5,394
2,904	3.802%, 09/01/20	3,140
3,000	3.895%, 09/01/21	3,260
2,857	3.906%, 09/01/21	3,114
6,650	3.916%, 09/01/21	7,252
1,935	3.930%, 07/01/20	2,116
4,645	3.947%, 06/01/17	4,946
4,750	3.980%, 11/01/16	4,773
1,540	3.999%, 01/01/21	1,683
9,184	4.000%, 10/01/32 - 07/01/42	9,861
5,000	4.019%, 09/01/21	5,481
1,978	4.061%, 01/01/21	2,167
7,950	4.081%, 07/01/20 - 07/01/21	8,732
1,404	4.130%, 07/01/20	1,547
2,380	4.250%, 04/01/21	2,657
1,648	4.257%, 04/01/20	1,810
4,432	4.267%, 11/01/19 - 08/01/21	4,886
2,096	4.290%, 06/01/20	2,325
1,341	4.297%, 01/01/21	1,494
1,433	4.318%, 07/01/21	1,602
1,453	4.350%, 04/01/20	1,613
2,754	4.369%, 02/01/20 - 04/01/20	3,059
1,424	4.380%, 01/01/21	1,590
1,858	4.381%, 11/01/19	2,047
1,974	4.390%, 05/01/21	2,210
2,000	4.391%, 04/01/21	2,235
2,000	4.402%, 07/01/21	2,231
2,387	4.443%, 08/01/20 - 04/01/21	2,651
2,098	4.474%, 04/01/21	2,345
5,000	4.484%, 06/01/21	5,578
911	4.500%, 03/01/20	1,010
6,415	4.514%, 12/01/19	7,156
4,209	4.540%, 01/01/20	4,673
2,000	4.546%, 02/01/20	2,225
2,860	4.629%, 02/01/21	3,211
2,864	4.691%, 07/01/26	3,248
3,827	4.794%, 01/01/21	4,323
1,871	5.414%, 07/01/19	2,118
393	5.500%, 03/01/17 - 09/01/33	430
1,146	6.000%, 09/01/37 - 06/01/39	1,247
304	6.500%, 01/01/36 - 07/01/36	345
61	7.000%, 10/01/46	67
42	10.536%, 04/15/19	46
	Government National Mortgage Association II, 30 Year, Single Family,
288	4.500%, 08/20/33	318
2,869	6.000%, 09/20/38	3,246
60	7.500%, 02/20/28 - 09/20/28	73
87	8.000%, 12/20/25 - 09/20/28	104
31	8.500%, 05/20/25	36
	Government National Mortgage Association II, Other,
9,771	4.375%, 06/20/63	10,611
10,374	4.433%, 05/20/63	11,407
3,077	4.462%, 05/20/63	3,385
2,058	4.479%, 04/20/63	2,240
	Government National Mortgage Association, 15 Year, Single Family,
40	6.500%, 06/15/17	42
10	8.000%, 01/15/16	10
	Government National Mortgage Association, 30 Year, Single Family,
298	6.500%, 03/15/28 - 04/15/33	342
164	7.000%, 02/15/33 - 06/15/33	188
42	7.500%, 11/15/22 - 09/15/28	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
11	8.000%, 09/15/22 - 08/15/28	11
2	9.000%, 12/15/16	2
516	9.500%, 10/15/24	580

	Total Mortgage Pass-Through Securities (Cost $624,964)	641,509

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	571
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	505

		1,076

	Illinois — 0.0% (g)
160	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	157

	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	453
2,500	Port Authority of New York & New Jersey, Consolidated, Series 174, Rev., 4.458%, 10/01/62	2,538
1,825	Port Authority of New York & New Jersey, Consolidated 164, Series 164, Rev., 5.647%, 11/01/40	2,220

		5,211

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,906
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14 (w) ††††	210
1,563	Series A, Rev., 4.800%, 06/01/11 †††	1,686

		3,802

	Total Municipal Bonds (Cost $8,932)	10,246

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,808
641	Corp. Andina de Fomento, 3.750%, 01/15/16	663

	Total Supranational (Cost $4,397)	4,471

U.S. Government Agency Securities — 2.3%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,051
6,000	Federal National Mortgage Association, Zero Coupon, 06/01/17	5,873
	Financing Corp. Fico,
4,500	Zero Coupon, 05/11/18	4,289
2,000	Zero Coupon, 04/05/19	1,861
1,240	Zero Coupon, 09/26/19	1,135
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,965
5,000	Zero Coupon, 04/01/16	4,922
13,319	Zero Coupon, 10/01/19	11,820
	Residual Funding Corp. STRIPS,
7,300	Zero Coupon, 10/15/19	6,672
30,450	Zero Coupon, 07/15/20	27,134
12,930	Zero Coupon, 10/15/20	11,476
	Tennessee Valley Authority,
304	4.625%, 09/15/60	339
3,521	5.250%, 09/15/39	4,405
1,115	5.880%, 04/01/36	1,500
	Tennessee Valley Authority STRIPS,
2,000	Zero Coupon, 05/01/19	1,843
5,000	Zero Coupon, 11/01/25	3,553
800	Zero Coupon, 06/15/35	382

	Total U.S. Government Agency Securities (Cost $92,055)	93,220

U.S. Treasury Obligations — 25.7%
	U.S. Treasury Bonds,
200	4.250%, 05/15/39	251
4,900	4.375%, 02/15/38	6,243
7,575	4.500%, 02/15/36	9,833
1,300	4.500%, 05/15/38	1,687
1,750	4.500%, 08/15/39	2,277
1,500	4.750%, 02/15/37	2,013
15,370	5.000%, 05/15/37	21,340
850	5.250%, 02/15/29	1,132
1,250	5.375%, 02/15/31	1,722
750	6.125%, 11/15/27	1,062
300	6.125%, 08/15/29	434
2,506	6.250%, 08/15/23	3,345
900	6.250%, 05/15/30	1,333
525	6.625%, 02/15/27	763

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
4,690	7.500%, 11/15/16	5,327
1,881	7.875%, 02/15/21	2,560
864	8.125%, 05/15/21	1,197
1,845	8.500%, 02/15/20	2,488
7,000	8.750%, 08/15/20	9,707
20,115	8.875%, 08/15/17	24,465
	U.S. Treasury Coupon STRIPS,
19,751	1.533%, 08/15/16 (n)	19,602
17,765	1.868%, 05/15/21 (n)	15,656
8,400	1.901%, 05/15/18 (n)	8,075
2,000	2.038%, 02/15/18 (n)	1,934
17,095	2.283%, 02/15/21 (n)	15,191
14,400	2.491%, 11/15/22 (n)	12,132
1,670	2.502%, 02/15/20 (n)	1,532
15,768	2.518%, 02/15/22 (n)	13,595
500	2.543%, 11/15/23 (n)	408
2,300	2.591%, 08/15/23 (n)	1,892
1,500	2.617%, 05/15/25 (n)	1,161
1,500	2.631%, 05/15/22 (n)	1,284
4,800	2.648%, 08/15/22 (n)	4,076
15,400	2.718%, 05/15/23 (n)	12,759
15,025	2.768%, 11/15/21 (n)	13,053
38,935	2.970%, 08/15/20 (n)	35,157
40,732	3.007%, 02/15/23 (n)	34,040
1,592	3.068%, 08/15/26 (n)	1,179
6,650	3.131%, 11/15/29 (n)	4,406
800	3.131%, 05/15/35 (n)	443
17,577	3.133%, 05/15/19 (n)	16,445
6,100	3.230%, 08/15/21 (n)	5,343
15,000	3.238%, 08/15/28 (n)	10,368
4,250	3.329%, 02/15/32 (n)	2,617
5,600	3.362%, 05/15/28 (n)	3,903
27,150	3.368%, 11/15/26 (n)	19,929
1,650	3.392%, 08/15/34 (n)	936
16,050	3.392%, 05/15/32 (n)	9,799
50,504	3.416%, 05/15/20 (n)	45,956
3,350	3.477%, 08/15/32 (n)	2,028
9,700	3.483%, 08/15/31 (n)	6,072
6,305	3.513%, 02/15/29 (n)	4,279
2,400	3.522%, 08/15/29 (n)	1,602
3,000	3.558%, 05/15/31 (n)	1,895
8,300	3.566%, 11/15/27 (n)	5,888
28,300	3.604%, 02/15/27 (n)	20,562
8,650	3.671%, 11/15/31 (n)	5,372
21,411	3.753%, 08/15/17 (n)	20,934
8,000	3.782%, 02/15/31 (n)	5,095
22,360	3.840%, 08/15/19 (n)	20,796
18,741	3.874%, 08/15/18 (n)	17,909
7,140	4.038%, 11/15/32 (n)	4,289
2,500	4.063%, 02/15/33 (n)	1,488
6,400	4.150%, 05/15/30 (n)	4,178
20,736	4.237%, 02/15/17 (n)	20,445
600	4.279%, 08/15/24 (n)	477
600	4.315%, 02/15/26 (n)	452
11,150	4.397%, 05/15/33 (n)	6,586
2,200	4.410%, 11/15/24 (n)	1,732
12,300	4.417%, 08/15/30 (n)	7,964
2,800	4.436%, 05/15/34 (n)	1,603
4,750	4.566%, 11/15/33 (n)	2,764
9,925	4.639%, 11/15/30 (n)	6,373
100	4.686%, 08/15/35 (n)	55
6,675	4.723%, 08/15/27 (n)	4,770
8,860	4.725%, 02/15/28 (n)	6,230
1,200	4.881%, 02/15/35 (n)	669
5,000	4.890%, 02/15/34 (n)	2,882
23,600	4.951%, 02/15/30 (n)	15,517
3,050	5.057%, 08/15/33 (n)	1,789
22,839	5.100%, 11/15/17 (n)	22,203
1,500	5.618%, 05/15/26 (n)	1,121
2,500	5.656%, 11/15/28 (n)	1,712
2,550	5.694%, 05/15/27 (n)	1,836
200	5.749%, 05/15/24 (n)	160

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
13,857	5.766%, 11/15/16 (n)	13,714
17,230	5.833%, 02/15/15 (n)	17,227
39,501	6.424%, 02/15/16 (n)	39,388
2,049	6.428%, 08/15/15 (n)	2,047
3,595	6.494%, 05/15/15 (n)	3,593
14,257	6.582%, 11/15/15 (n)	14,233
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	415
799	3.625%, 04/15/28	1,627
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,092
1,000	1.125%, 01/15/21	1,150
630	1.375%, 07/15/18	740
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,949
3,560	0.875%, 01/31/18	3,547
1,500	1.000%, 06/30/19	1,471
4,510	1.000%, 11/30/19	4,398
31,250	1.250%, 10/31/18	31,260
11,635	1.375%, 11/30/18	11,684
2,000	1.375%, 02/28/19	2,002
7,400	1.500%, 08/31/18	7,486
2,000	1.750%, 05/15/22	1,970
10,000	2.000%, 02/15/22	10,052
12,245	2.125%, 12/31/15	12,499
7,500	2.125%, 08/31/20	7,672
1,000	2.125%, 01/31/21	1,019
36,000	2.125%, 08/15/21	36,543
10,000	2.250%, 07/31/18	10,389
21,972	2.625%, 12/31/14	22,016
1,000	2.625%, 02/29/16	1,030
4,575	2.625%, 04/30/16	4,729
9,300	2.625%, 01/31/18	9,774
700	2.625%, 08/15/20	735
2,300	2.625%, 11/15/20	2,413
12,985	2.750%, 05/31/17	13,646
2,000	2.750%, 12/31/17	2,109
9,000	3.125%, 10/31/16	9,456
6,015	3.125%, 04/30/17	6,369
11,638	3.125%, 05/15/19	12,505
7,250	3.125%, 05/15/21	7,818
15,700	3.250%, 12/31/16	16,581
12,300	3.250%, 03/31/17	13,045
2,600	3.500%, 02/15/18	2,806
450	3.500%, 05/15/20	494
7,000	3.625%, 02/15/21	7,757
2,500	3.750%, 11/15/18	2,742
10,000	4.000%, 02/15/15	10,081
	U.S. Treasury Principal STRIPS,
16,180	Zero Coupon, 02/15/15	16,178
1,000	Zero Coupon, 05/15/16	995

	Total U.S. Treasury Obligations (Cost $991,406)	1,050,223

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom),
1,607	VAR, 4.500%, 04/10/15 (i)	1,599
	Invitation Homes, Revolving Loan,
357	VAR, 3.750%, 03/15/15 (i)	355
	Progress Residential LP, Revolving Loan,
5,142	VAR, 3.732%, 09/04/15 (i)	5,116
	Tricon Capital Group Inc., Revolving Loan, (Canada),
4,834	VAR 4.100%, 06/13/15 (i)	4,810

	Total Loan Assignments (Cost $11,940)	11,880

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.6%
	Investment Company — 5.6%
229,062	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $229,062)	229,062

	Total Investments — 100.6% (Cost $3,935,926)	4,115,778
	Liabilities in Excess of Other Assets — (0.6)%	(25,926)

	NET ASSETS — 100.0%	$4,089,852

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
(†)	—	Security matures in 2105.
(††)	—	Security matures in 2110.
(†††)	—	Security matures in 2111.
(††††)	—	Security matures in 2114.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,729
Aggregate gross unrealized depreciation	(13,877)

Net unrealized appreciation/depreciation	$179,852

Federal income tax cost of investments	$3,935,926

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$141,661	$116,083	$257,744
Collateralized Mortgage Obligations
Agency CMO	—	606,390	—	606,390
Non-Agency CMO	—	204,190	47,221	251,411

Total Collateralized Mortgage Obligations	—	810,580	47,221	857,801

Commercial Mortgage-Backed Securities	—	134,469	17,276	151,745
Corporate Bonds
Consumer Discretionary	—	51,481	—	51,481
Consumer Staples	—	36,268	—	36,268
Energy	—	71,626	—	71,626
Financials	—	330,707	—	330,707
Health Care	—	27,467	—	27,467
Industrials	—	44,087	3,366	47,453
Information Technology	—	43,499	—	43,499
Materials	—	25,145	—	25,145
Telecommunication Services	—	42,078	1,779	43,857
Utilities	—	63,292	—	63,292

Total Corporate Bonds	—	735,650	5,145	740,795

Foreign Government Securities	—	67,082	—	67,082
Mortgage Pass-Through Securities	—	641,509	—	641,509
Municipal Bonds	—	10,246	—	10,246
Supranational	—	4,471	—	4,471
U.S. Government Agency Securities	—	93,220	—	93,220
U.S. Treasury Obligations	—	1,050,223	—	1,050,223
Loan Assignments
Financials	—	—	11,880	11,880
Short-Term Investment
Investment Company	229,062	—	—	229,062

Total Investments in Securities	$229,062	$3,689,111	$197,605	$4,115,778

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$95,936	$73	$(710)	$44	$64,701	$(41,241)	$—	$(2,720)	$116,083
Collateralized Mortgage Obligations — Agency CMO	5,515	(2)	—	—	—	—	—	(5,513)	—
Collateralized Mortgage Obligations — Non-Agency CMO	48,682	—	(1,678)	(1,886)	2,485	(4,858)	4,476	—	47,221
Commercial Mortgage-Backed Securities	18,872	—	367	(1,216)	2,816	(3,563)	—	—	17,276
Corporate Bonds — Industrials	3,605	—	(44)	(2)	35	(228)	—	—	3,366
Corporate Bonds — Telecommunication Services	—		(53)	—	—	—	1,832	—	1,779
Loan Assignments — Financials	13,732	—	7	—	11,903	(13,762)	—	—	11,880

Total	$186,342	$71	$(2,111)	$(3,060)	$81,940	$(63,652)	$6,308	$(8,233)	$197,605

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3) were $(2,113).

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$61,816	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.32%)
			Constant Default Rate	0.00% - 30.00% (18.97%)
			Yield (Discount Rate of Cash Flows)	0.61% - 6.72% (3.43%)

Asset-Backed Securities	61,816

	34,447	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 35.79% (7.88%)
			Constant Default Rate	0.00% - 9.16% (3.52%)
			PSA Prepayment Model	222.00% - 1,085.00% (509.34%)
			Yield (Discount Rate of Cash Flows)	0.02% - 20.50% (5.41%)

Collateralized Mortgage Obligations	34,447

	8,266	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (24.41%)
			Constant Default Rate	0.00% - 28.00% (10.28%)
			Yield (Discount Rate of Cash Flows)	(8.70%) - 4.86% (2.76%)

Commercial Mortgage-Backed Securities	8,266

Total	$104,529

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $93,076,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 11.8%
	Auto Components — 0.4%
5	BorgWarner, Inc.	260
6	Delphi Automotive plc, (United Kingdom)	439
6	Goodyear Tire & Rubber Co. (The)	152
13	Johnson Controls, Inc.	670

		1,521

	Automobiles — 0.6%
78	Ford Motor Co.	1,227
27	General Motors Co.	906
4	Harley-Davidson, Inc.	305

		2,438

	Distributors — 0.1%
3	Genuine Parts Co.	317

	Diversified Consumer Services — 0.0% (g)
6	H&R Block, Inc.	186

	Hotels, Restaurants & Leisure — 1.6%
9	Carnival Corp.	400
1	Chipotle Mexican Grill, Inc. (a)	414
3	Darden Restaurants, Inc.	152
4	Marriott International, Inc., Class A	345
20	McDonald’s Corp.	1,912
15	Starbucks Corp.	1,227
4	Starwood Hotels & Resorts Worldwide, Inc.	284
3	Wyndham Worldwide Corp.	210
2	Wynn Resorts Ltd.	291
9	Yum! Brands, Inc.	683

		5,918

	Household Durables — 0.4%
7	D.R. Horton, Inc.	170
2	Garmin Ltd., (Switzerland)	140
1	Harman International Industries, Inc.	149
3	Leggett & Platt, Inc.	116
4	Lennar Corp., Class A	169
1	Mohawk Industries, Inc. (a)	191
6	Newell Rubbermaid, Inc.	200
7	PulteGroup, Inc.	147
2	Whirlpool Corp.	292

		1,574

	Internet & Catalog Retail — 1.2%
8	Amazon.com, Inc. (a)	2,580
2	Expedia, Inc.	174
1	Netflix, Inc. (a)	419
1	Priceline Group, Inc. (The) (a)	1,224
2	TripAdvisor, Inc. (a)	165

		4,562

	Leisure Products — 0.1%
2	Hasbro, Inc.	137
7	Mattel, Inc.	214

		351

	Media — 3.5%
4	Cablevision Systems Corp., Class A	89
10	CBS Corp. (Non-Voting), Class B	535
52	Comcast Corp., Class A	2,969
10	DIRECTV (a)	886
3	Discovery Communications, Inc., Class A (a)	104
5	Discovery Communications, Inc., Class C (a)	187
5	Gannett Co., Inc.	148
8	Interpublic Group of Cos., Inc. (The)	172
10	News Corp., Class A (a)	155
5	Omnicom Group, Inc.	390
2	Scripps Networks Interactive, Inc., Class A	163
6	Time Warner Cable, Inc.	836
17	Time Warner, Inc.	1,464
38	Twenty-First Century Fox, Inc., Class A	1,394
8	Viacom, Inc., Class B	579
32	Walt Disney Co. (The)	2,938

		13,009

	Multiline Retail — 0.7%
6	Dollar General Corp. (a)	407
4	Dollar Tree, Inc. (a)	283
2	Family Dollar Stores, Inc.	152
4	Kohl’s Corp.	246
7	Macy’s, Inc.	461
3	Nordstrom, Inc.	219
13	Target Corp.	943

		2,711

	Specialty Retail — 2.3%
2	AutoNation, Inc. (a)	94
1	AutoZone, Inc. (a)	379
4	Bed Bath & Beyond, Inc. (a)	273
6	Best Buy Co., Inc.	230
4	CarMax, Inc. (a)	251
2	GameStop Corp., Class A	86
6	Gap, Inc. (The)	218

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
Specialty Retail — continued
27	Home Depot, Inc. (The)	2,691
5	L Brands, Inc.	400
20	Lowe’s Cos., Inc.	1,267
2	O’Reilly Automotive, Inc. (a)	381
2	PetSmart, Inc.	157
4	Ross Stores, Inc.	386
13	Staples, Inc.	182
2	Tiffany & Co.	244
14	TJX Cos., Inc. (The)	922
3	Tractor Supply Co.	213
2	Urban Outfitters, Inc. (a)	66

		8,440

	Textiles, Apparel & Luxury Goods — 0.9%
6	Coach, Inc.	205
1	Fossil Group, Inc. (a)	105
4	Michael Kors Holdings Ltd., (Hong Kong) (a)	317
14	NIKE, Inc., Class B	1,404
2	PVH Corp.	211
1	Ralph Lauren Corp.	226
3	Under Armour, Inc., Class A (a)	242
7	V.F. Corp.	521

		3,231

	Total Consumer Discretionary	44,258

Consumer Staples — 9.8%
	Beverages — 2.2%
3	Brown-Forman Corp., Class B	308
79	Coca-Cola Co. (The)	3,559
5	Coca-Cola Enterprises, Inc.	200
3	Constellation Brands, Inc., Class A (a)	325
4	Dr. Pepper Snapple Group, Inc.	290
3	Molson Coors Brewing Co., Class B	248
3	Monster Beverage Corp. (a)	324
30	PepsiCo, Inc.	3,034

		8,288

	Food & Staples Retailing — 2.4%
9	Costco Wholesale Corp.	1,253
23	CVS Health Corp.	2,128
10	Kroger Co. (The)	588
5	Safeway, Inc.	162
12	Sysco Corp.	475
18	Walgreen Co.	1,214
32	Wal-Mart Stores, Inc.	2,780
7	Whole Foods Market, Inc.	356

		8,956

	Food Products — 1.6%
13	Archer-Daniels-Midland Co.	684
4	Campbell Soup Co.	163
8	ConAgra Foods, Inc.	310
12	General Mills, Inc.	650
3	Hershey Co. (The)	301
3	Hormel Foods Corp.	144
2	JM Smucker Co. (The)	210
5	Kellogg Co.	341
2	Keurig Green Mountain, Inc.	348
12	Kraft Foods Group, Inc.	719
3	McCormick & Co., Inc. (Non-Voting)	194
4	Mead Johnson Nutrition Co.	422
34	Mondelez International, Inc., Class A	1,329
6	Tyson Foods, Inc., Class A	249

		6,064

	Household Products — 2.0%
3	Clorox Co. (The)	263
17	Colgate-Palmolive Co.	1,201
8	Kimberly-Clark Corp.	877
54	Procter & Gamble Co. (The)	4,925

		7,266

	Personal Products — 0.1%
9	Avon Products, Inc.	85
5	Estee Lauder Cos., Inc. (The), Class A	336

		421

	Tobacco — 1.5%
40	Altria Group, Inc.	2,005
7	Lorillard, Inc.	457
31	Philip Morris International, Inc.	2,731
6	Reynolds American, Inc.	409

		5,602

	Total Consumer Staples	36,597

Energy — 8.3%
	Energy Equipment & Services — 1.4%
9	Baker Hughes, Inc.	499
4	Cameron International Corp. (a)	209
1	Diamond Offshore Drilling, Inc.	40
5	Ensco plc, (United Kingdom), Class A	159
5	FMC Technologies, Inc. (a)	226
17	Halliburton Co.	722

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Energy Equipment & Services — continued
2	Helmerich & Payne, Inc.	151
6	Nabors Industries Ltd., (Bermuda)	76
9	National Oilwell Varco, Inc.	580
5	Noble Corp. plc, (United Kingdom)	92
26	Schlumberger Ltd.	2,241
7	Transocean Ltd., (Switzerland)	144

		5,139

	Oil, Gas & Consumable Fuels — 6.9%
10	Anadarko Petroleum Corp.	805
8	Apache Corp.	493
8	Cabot Oil & Gas Corp.	277
10	Chesapeake Energy Corp.	212
38	Chevron Corp.	4,158
2	Cimarex Energy Co.	184
25	ConocoPhillips	1,634
5	CONSOL Energy, Inc.	181
7	Denbury Resources, Inc.	58
8	Devon Energy Corp.	456
11	EOG Resources, Inc.	955
3	EQT Corp.	277
86	Exxon Mobil Corp.	7,766
5	Hess Corp.	384
34	Kinder Morgan, Inc.	1,422
14	Marathon Oil Corp.	392
6	Marathon Petroleum Corp.	513
3	Murphy Oil Corp.	163
3	Newfield Exploration Co. (a)	75
7	Noble Energy, Inc.	356
16	Occidental Petroleum Corp.	1,251
4	ONEOK, Inc.	227
11	Phillips 66	821
3	Pioneer Natural Resources Co.	412
3	QEP Resources, Inc.	68
3	Range Resources Corp.	223
7	Southwestern Energy Co. (a)	228
13	Spectra Energy Corp.	511
3	Tesoro Corp.	198
11	Valero Energy Corp.	516
14	Williams Cos., Inc. (The)	700

		25,916

	Total Energy	31,055

Financials — 16.2%
	Banks — 5.8%
211	Bank of America Corp.	3,604
14	BB&T Corp.	544
61	Citigroup, Inc.	3,291
4	Comerica, Inc.	170
17	Fifth Third Bancorp	338
16	Huntington Bancshares, Inc.	166
76	JPMorgan Chase & Co. (q)	4,551
18	KeyCorp	238
3	M&T Bank Corp.	334
11	PNC Financial Services Group, Inc. (The)	951
28	Regions Financial Corp.	279
11	SunTrust Banks, Inc.	420
36	U.S. Bancorp	1,602
96	Wells Fargo & Co.	5,205
4	Zions Bancorp	114

		21,807

	Capital Markets — 2.2%
1	Affiliated Managers Group, Inc. (a)	227
4	Ameriprise Financial, Inc.	496
23	Bank of New York Mellon Corp. (The)	911
3	BlackRock, Inc.	911
23	Charles Schwab Corp. (The)	653
6	E*TRADE Financial Corp. (a)	132
8	Franklin Resources, Inc.	450
8	Goldman Sachs Group, Inc. (The)	1,553
9	Invesco Ltd.	351
2	Legg Mason, Inc.	116
31	Morgan Stanley	1,084
4	Northern Trust Corp.	302
9	State Street Corp.	654
5	T. Rowe Price Group, Inc.	442

		8,282

	Consumer Finance — 0.9%
18	American Express Co.	1,673
11	Capital One Financial Corp.	939
9	Discover Financial Services	609
8	Navient Corp.	177

		3,398

	Diversified Financial Services — 2.1%
37	Berkshire Hathaway, Inc., Class B (a)	5,452
6	CME Group, Inc.	538
2	Intercontinental Exchange, Inc.	516
6	Leucadia National Corp.	147
5	McGraw Hill Financial, Inc.	509
4	Moody’s Corp.	377
2	NASDAQ OMX Group, Inc. (The)	107

		7,646

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Insurance — 2.7%
7	ACE Ltd., (Switzerland)	772
9	Aflac, Inc.	544
9	Allstate Corp. (The)	594
29	American International Group, Inc.	1,573
6	Aon plc, (United Kingdom)	540
1	Assurant, Inc.	97
5	Chubb Corp. (The)	499
3	Cincinnati Financial Corp.	151
10	Genworth Financial, Inc., Class A (a)	91
9	Hartford Financial Services Group, Inc. (The)	372
5	Lincoln National Corp.	297
6	Loews Corp.	255
11	Marsh & McLennan Cos., Inc.	620
23	MetLife, Inc.	1,258
5	Principal Financial Group, Inc.	293
11	Progressive Corp. (The)	295
9	Prudential Financial, Inc.	786
3	Torchmark Corp.	141
7	Travelers Cos., Inc. (The)	712
5	Unum Group	170
5	XL Group plc, (Ireland)	190

		10,250

	Real Estate Investment Trusts (REITs) — 2.3%
8	American Tower Corp.	837
3	Apartment Investment & Management Co., Class A	109
3	AvalonBay Communities, Inc.	424
3	Boston Properties, Inc.	399
7	Crown Castle International Corp.	558
7	Equity Residential	515
1	Essex Property Trust, Inc.	259
13	General Growth Properties, Inc.	338
9	HCP, Inc.	413
7	Health Care REIT, Inc.	480
15	Host Hotels & Resorts, Inc.	354
4	Iron Mountain, Inc.	141
8	Kimco Realty Corp.	210
3	Macerich Co. (The)	224
4	Plum Creek Timber Co., Inc.	149
10	Prologis, Inc.	425
3	Public Storage	547
6	Simon Property Group, Inc.	1,130
6	Ventas, Inc.	424
4	Vornado Realty Trust	392
11	Weyerhaeuser Co.	375

		8,703

	Real Estate Management & Development — 0.1%
6	CBRE Group, Inc., Class A (a)	189

	Thrifts & Mortgage Finance — 0.1%
10	Hudson City Bancorp, Inc.	95
6	People’s United Financial, Inc.	92

		187

	Total Financials	60,462

Health Care — 14.2%
	Biotechnology — 2.9%
4	Alexion Pharmaceuticals, Inc. (a)	776
15	Amgen, Inc.	2,525
5	Biogen Idec, Inc. (a)	1,461
16	Celgene Corp. (a)	1,828
30	Gilead Sciences, Inc. (a)	3,050
1	Regeneron Pharmaceuticals, Inc. (a)	618
5	Vertex Pharmaceuticals, Inc. (a)	564

		10,822

	Health Care Equipment & Supplies — 2.2%
30	Abbott Laboratories	1,346
11	Baxter International, Inc.	795
4	Becton, Dickinson and Co.	541
27	Boston Scientific Corp. (a)	343
2	C.R. Bard, Inc.	251
4	CareFusion Corp. (a)	242
9	Covidien plc, (Ireland)	918
3	DENTSPLY International, Inc.	157
2	Edwards Lifesciences Corp. (a)	277
1	Intuitive Surgical, Inc. (a)	374
20	Medtronic, Inc.	1,455
6	St. Jude Medical, Inc.	389
6	Stryker Corp.	559
2	Varian Medical Systems, Inc. (a)	184
3	Zimmer Holdings, Inc.	382

		8,213

	Health Care Providers & Services — 2.3%
7	Aetna, Inc.	622
4	AmerisourceBergen Corp.	390

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Health Care Providers & Services — continued
7	Cardinal Health, Inc.	556
5	Cigna Corp.	546
3	DaVita HealthCare Partners, Inc. (a)	264
15	Express Scripts Holding Co. (a)	1,247
3	Humana, Inc.	428
2	Laboratory Corp. of America Holdings (a)	179
5	McKesson Corp.	982
2	Patterson Cos., Inc.	84
3	Quest Diagnostics, Inc.	190
2	Tenet Healthcare Corp. (a)	95
20	UnitedHealth Group, Inc.	1,927
2	Universal Health Services, Inc., Class B	192
6	WellPoint, Inc.	706

		8,408

	Health Care Technology — 0.1%
6	Cerner Corp. (a)	393

	Life Sciences Tools & Services — 0.4%
7	Agilent Technologies, Inc.	287
2	PerkinElmer, Inc.	103
8	Thermo Fisher Scientific, Inc.	1,037
2	Waters Corp. (a)	196

		1,623

	Pharmaceuticals — 6.3%
32	AbbVie, Inc.	2,215
5	Actavis plc (a)	1,438
6	Allergan, Inc.	1,279
33	Bristol-Myers Squibb Co.	1,969
20	Eli Lilly & Co.	1,347
3	Hospira, Inc. (a)	202
57	Johnson & Johnson	6,140
2	Mallinckrodt plc (a)	210
58	Merck & Co., Inc.	3,504
8	Mylan, Inc. (a)	441
3	Perrigo Co. plc, (Ireland)	431
128	Pfizer, Inc.	3,973
10	Zoetis, Inc.	453

		23,602

	Total Health Care	53,061

Industrials — 10.3%
	Aerospace & Defense — 2.6%
13	Boeing Co. (The)	1,811
6	General Dynamics Corp.	929
16	Honeywell International, Inc.	1,559
2	L-3 Communications Holdings, Inc.	216
5	Lockheed Martin Corp.	1,039
4	Northrop Grumman Corp.	589
3	Precision Castparts Corp.	687
6	Raytheon Co.	667
3	Rockwell Collins, Inc.	232
6	Textron, Inc.	243
17	United Technologies Corp.	1,884

		9,856

	Air Freight & Logistics — 0.8%
3	C.H. Robinson Worldwide, Inc.	218
4	Expeditors International of Washington, Inc.	184
5	FedEx Corp.	951
14	United Parcel Service, Inc., Class B	1,555

		2,908

	Airlines — 0.4%
17	Delta Air Lines, Inc.	791
14	Southwest Airlines Co.	577

		1,368

	Building Products — 0.1%
2	Allegion plc, (Ireland)	104
7	Masco Corp.	173

		277

	Commercial Services & Supplies — 0.4%
4	ADT Corp. (The)	122
2	Cintas Corp.	142
4	Pitney Bowes, Inc.	101
5	Republic Services, Inc.	201
2	Stericycle, Inc. (a)	220
8	Tyco International plc	361
9	Waste Management, Inc.	425

		1,572

	Construction & Engineering — 0.1%
3	Fluor Corp.	197
3	Jacobs Engineering Group, Inc. (a)	124
4	Quanta Services, Inc. (a)	133

		454

	Electrical Equipment — 0.6%
5	AMETEK, Inc.	252
10	Eaton Corp. plc	649
14	Emerson Electric Co.	895
3	Rockwell Automation, Inc.	320

		2,116

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Industrial Conglomerates — 2.3%
13	3M Co.	2,086
12	Danaher Corp.	1,024
202	General Electric Co.	5,346
2	Roper Industries, Inc.	318

		8,774

	Machinery — 1.6%
13	Caterpillar, Inc.	1,270
3	Cummins, Inc.	501
7	Deere & Co.	624
3	Dover Corp.	258
3	Flowserve Corp.	162
7	Illinois Tool Works, Inc.	697
5	Ingersoll-Rand plc	339
2	Joy Global, Inc.	97
7	PACCAR, Inc.	478
2	Pall Corp.	206
3	Parker-Hannifin Corp.	386
4	Pentair plc, (United Kingdom)	251
1	Snap-on, Inc.	158
3	Stanley Black & Decker, Inc.	297
4	Xylem, Inc.	141

		5,865

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	93
2	Equifax, Inc.	195
6	Nielsen N.V.	255
3	Robert Half International, Inc.	157

		700

	Road & Rail — 1.0%
20	CSX Corp.	734
2	Kansas City Southern	264
6	Norfolk Southern Corp.	695
1	Ryder System, Inc.	102
18	Union Pacific Corp.	2,107

		3,902

	Trading Companies & Distributors — 0.2%
5	Fastenal Co.	248
2	United Rentals, Inc. (a)	219
1	W.W. Grainger, Inc.	301

		768

	Total Industrials	38,560

Information Technology — 19.8%
	Communications Equipment — 1.6%
103	Cisco Systems, Inc.	2,835
1	F5 Networks, Inc. (a)	192
2	Harris Corp.	151
8	Juniper Networks, Inc.	179
4	Motorola Solutions, Inc.	292
34	QUALCOMM, Inc.	2,457

		6,106

	Electronic Equipment, Instruments & Components — 0.4%
6	Amphenol Corp., Class A	338
26	Corning, Inc.	546
3	FLIR Systems, Inc.	91
8	TE Connectivity Ltd., (Switzerland)	528

		1,503

	Internet Software & Services — 3.2%
4	Akamai Technologies, Inc. (a)	232
23	eBay, Inc. (a)	1,247
42	Facebook, Inc., Class A (a)	3,256
6	Google, Inc., Class A (a)	3,137
6	Google, Inc., Class C (a)	3,095
2	VeriSign, Inc. (a)	136
19	Yahoo!, Inc. (a)	963

		12,066

	IT Services — 3.3%
13	Accenture plc, (Ireland), Class A	1,096
1	Alliance Data Systems Corp. (a)	342
10	Automatic Data Processing, Inc.	828
12	Cognizant Technology Solutions Corp., Class A (a)	660
3	Computer Sciences Corp.	185
6	Fidelity National Information Services, Inc.	351
5	Fiserv, Inc. (a)	358
19	International Business Machines Corp.	3,026
20	MasterCard, Inc., Class A	1,728
7	Paychex, Inc.	312
3	Teradata Corp. (a)	141
3	Total System Services, Inc.	110
10	Visa, Inc., Class A	2,556
11	Western Union Co. (The)	198
22	Xerox Corp.	304

		12,195

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 2.5%
6	Altera Corp.	234
6	Analog Devices, Inc.	345
25	Applied Materials, Inc.	589
5	Avago Technologies Ltd., (Singapore)	473
11	Broadcom Corp., Class A	467
2	First Solar, Inc. (a)	74
100	Intel Corp.	3,709
3	KLA-Tencor Corp.	231
3	Lam Research Corp.	269
5	Linear Technology Corp.	221
4	Microchip Technology, Inc.	182
22	Micron Technology, Inc. (a)	774
10	NVIDIA Corp.	217
21	Texas Instruments, Inc.	1,169
5	Xilinx, Inc.	245

		9,199

	Software — 3.8%
10	Adobe Systems, Inc. (a)	700
5	Autodesk, Inc. (a)	283
6	CA, Inc.	201
3	Citrix Systems, Inc. (a)	220
6	Electronic Arts, Inc. (a)	276
6	Intuit, Inc.	536
166	Microsoft Corp.	7,923
65	Oracle Corp.	2,774
4	Red Hat, Inc. (a)	237
12	salesforce.com, Inc. (a)	693
14	Symantec Corp.	362

		14,205

	Technology Hardware, Storage & Peripherals — 5.0%
120	Apple, Inc.	14,323
41	EMC Corp.	1,238
38	Hewlett-Packard Co.	1,466
6	NetApp, Inc.	273
5	SanDisk Corp.	467
7	Seagate Technology plc, (Ireland)	434
4	Western Digital Corp.	457

		18,658

	Total Information Technology	73,932

Materials — 3.2%
	Chemicals — 2.4%
4	Air Products & Chemicals, Inc.	555
1	Airgas, Inc.	156
1	CF Industries Holdings, Inc.	268
23	Dow Chemical Co. (The)	1,099
18	E.I. du Pont de Nemours & Co.	1,314
3	Eastman Chemical Co.	249
5	Ecolab, Inc.	591
3	FMC Corp.	146
2	International Flavors & Fragrances, Inc.	165
9	LyondellBasell Industries N.V., Class A	674
10	Monsanto Co.	1,167
6	Mosaic Co. (The)	293
3	PPG Industries, Inc.	606
6	Praxair, Inc.	754
2	Sherwin-Williams Co. (The)	409
2	Sigma-Aldrich Corp.	327

		8,773

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	149
3	Vulcan Materials Co.	174

		323

	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	93
3	Ball Corp.	187
2	Bemis Co., Inc.	80
3	MeadWestvaco Corp.	152
3	Owens-Illinois, Inc. (a)	85
4	Sealed Air Corp.	169

		766

	Metals & Mining — 0.4%
24	Alcoa, Inc.	409
2	Allegheny Technologies, Inc.	74
21	Freeport-McMoRan, Inc.	561
10	Newmont Mining Corp.	184
6	Nucor Corp.	344

		1,572

	Paper & Forest Products — 0.1%
9	International Paper Co.	462

	Total Materials	11,896

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
104	AT&T, Inc.	3,690
11	CenturyLink, Inc.	468
20	Frontier Communications Corp.	142
6	Level 3 Communications, Inc. (a)	280
83	Verizon Communications, Inc.	4,218

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Diversified Telecommunication Services — continued
12	Windstream Holdings, Inc.	122

	Total Telecommunication Services	8,920

Utilities — 3.0%
	Electric Utilities — 1.7%
10	American Electric Power Co., Inc.	566
14	Duke Energy Corp.	1,151
7	Edison International	416
4	Entergy Corp.	303
17	Exelon Corp.	625
8	FirstEnergy Corp.	312
9	NextEra Energy, Inc.	916
6	Northeast Utilities	322
5	Pepco Holdings, Inc.	139
2	Pinnacle West Capital Corp.	140
13	PPL Corp.	475
18	Southern Co. (The)	854
10	Xcel Energy, Inc.	345

		6,564

	Gas Utilities — 0.0% (g)
2	AGL Resources, Inc.	126

	Independent Power & Renewable Electricity Producers — 0.1%
13	AES Corp.	186
7	NRG Energy, Inc.	212

		398

	Multi-Utilities — 1.2%
5	Ameren Corp.	211
9	CenterPoint Energy, Inc.	207
6	CMS Energy Corp.	183
6	Consolidated Edison, Inc.	372
12	Dominion Resources, Inc.	850
4	DTE Energy Co.	290
2	Integrys Energy Group, Inc.	117
6	NiSource, Inc.	265
9	PG&E Corp.	479
10	Public Service Enterprise Group, Inc.	425
3	SCANA Corp.	163
5	Sempra Energy	519
5	TECO Energy, Inc.	93
5	Wisconsin Energy Corp.	224

		4,398

	Total Utilities	11,486

	Total Common Stocks (Cost $173,328)	370,227

Exchange Traded Fund — 0.2%
	U.S. Equity — 0.2%
3	SPDR S&P 500 ETF Trust (Cost $606 )	642

PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
	U.S. Treasury Obligation — 0.1%
345	U.S. Treasury Bill, 0.048%, 01/08/15 (k) (n)	345

SHARES
	Investment Company — 0.7%
2,648	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l)	2,648

	Total Short-Term Investments (Cost $2,993)	2,993

	Total Investments — 100.0% (Cost $176,927)	373,862
	Liabilities in Excess of Other Assets — 0.0% (g)	(94)

	NET ASSETS — 100.0%	$373,768

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	E-mini S&P 500	12/19/14	$2,066	$71

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,849
Aggregate gross unrealized depreciation	(1,914)

Net unrealized appreciation/depreciation	$196,935

Federal income tax cost of investments	$176,927

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$373,517	$345	$–	$373,862
Appreciation in Other Financial Instruments
Futures Contracts	$71	$–	$–	$71

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.7%
172	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	173
	Ally Auto Receivables Trust,
7	Series 2012-1, Class A3, 0.930%, 02/16/16	7
58	Series 2012-2, Class A3, 0.740%, 04/15/16	58
344	Series 2013-2, Class A3, 0.790%, 01/15/18	345
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
198	Series 2014-SN2, Class A3, 1.030%, 09/20/17	198
	American Credit Acceptance Receivables Trust,
9	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	9
56	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	56
168	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	168
	AmeriCredit Automobile Receivables Trust,
46	Series 2013-1, Class A3, 0.610%, 10/10/17	46
160	Series 2013-4, Class A2, 0.740%, 11/08/16	160
157	Series 2013-5, Class A3, 0.900%, 09/10/18	157
209	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	209
39	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	37
28	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	28
	BMW Vehicle Owner Trust,
170	Series 2013-A, Class A3, 0.670%, 11/27/17	170
274	Series 2014-A, Class A2, 0.530%, 04/25/17	274
160	Series 2014-A, Class A3, 0.970%, 11/26/18	161
100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
41	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	41
	Capital Auto Receivables Asset Trust,
106	Series 2013-1, Class A2, 0.620%, 07/20/16	106
112	Series 2013-3, Class A1B, VAR, 0.585%, 11/20/15	112
	CarFinance Capital Auto Trust,
31	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	31
224	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	225
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	127
319	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	319
250	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.131%, 10/15/21 (e) (i)	250
	CarMax Auto Owner Trust,
154	Series 2013-4, Class A3, 0.800%, 07/16/18	154
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
337	Series 2014-2, Class A3, 0.980%, 01/15/19	337
202	Carnow Auto Receivables Trust, Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	202
112	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	115
23	CNH Equipment Trust, Series 2012-A, Class A3, 0.940%, 05/15/17	23
	Concord Funding Co. LLC,
300	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
100	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	101
	CPS Auto Receivables Trust,
25	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	26
23	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	23
146	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	148
328	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	329
301	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	300
333	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	333
204	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	204
	Exeter Automobile Receivables Trust,
54	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	54
210	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	211
228	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	228
682	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	683

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	56
	Fifth Third Auto Trust,
175	Series 2013-1, Class A3, 0.880%, 10/16/17	175
120	Series 2014-3, Class A2A, 0.570%, 05/15/17	120
77	Series 2014-3, Class A3, 0.960%, 03/15/19	77
	First Investors Auto Owner Trust,
24	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	24
35	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	35
169	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	169
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	138
	Flagship Credit Auto Trust,
204	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	205
389	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	389
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	89
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
	Ford Credit Auto Lease Trust,
235	Series 2013-B, Class A3, 0.760%, 09/15/16	235
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100
49	Series 2014-A, Class A2A, 0.500%, 10/15/16	50
83	Series 2014-B, Class A3, 0.890%, 09/15/17	83
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
22	Series 2012-A, Class A3, 0.840%, 08/15/16	22
62	Series 2012-D, Class A3, 0.510%, 04/15/17	62
300	Series 2014-C, Class A2, 0.610%, 08/15/17	300
245	Series 2014-C, Class A3, 1.060%, 05/15/19	245
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.535%, 01/15/18	140
282	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	283
60	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	60
	GE Equipment Midticket LLC,
93	Series 2012-1, Class A3, 0.600%, 05/23/16	93
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
	GMAT Trust,
252	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	254
75	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	75
357	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	354
	HLSS Servicer Advance Receivables Trust,
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	244
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	164
358	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	358
167	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	165
	Honda Auto Receivables Owner Trust,
21	Series 2012-1, Class A3, 0.770%, 01/15/16	22
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
382	Series 2013-4, Class A3, 0.690%, 09/18/17	382
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
186	Series 2014-2, Class A3, 0.770%, 03/19/18	186
	HSBC Home Equity Loan Trust USA,
31	Series 2006-1, Class A1, VAR, 0.315%, 01/20/36	31
36	Series 2007-3, Class APT, VAR, 1.355%, 11/20/36	36
	Huntington Auto Trust,
87	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	87
27	Series 2012-1, Class A3, 0.810%, 09/15/16	27
	Hyundai Auto Receivables Trust,
27	Series 2012-B, Class A3, 0.620%, 09/15/16	28
281	Series 2014-B, Class A3, 0.900%, 12/17/18	281
213	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	214
135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	135
102	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	102

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
122	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	122
117	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	118
458	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	457
320	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	320
429	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	429
552	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	552
126	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	126
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	500
99	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	96
6	Santander Drive Auto Receivables Trust, Series 2012-5, Class A3, 0.830%, 12/15/16	6
41	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.497%, 01/25/36	31
202	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	200
9	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	9
	SpringCastle America Funding LLC,
1,134	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	1,135
175	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	176
	Springleaf Funding Trust,
950	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	957
840	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	841
	Stanwich Mortgage Loan Trust
14	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	14
117	Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	116
800	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	800
175	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	175
	Toyota Auto Receivables Owner Trust,
418	Series 2014-A, Class A2, 0.410%, 08/15/16	418
194	Series 2014-C, Class A2, 0.510%, 02/15/17	194
134	Series 2014-C, Class A3, 0.930%, 07/16/18	134
	Trafigura Securitisation Finance plc, (Ireland),
321	Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	323
266	Series 2014-1A, Class A, VAR, 1.105%, 10/15/21 (e)	266
	Truman Capital Mortgage Loan Trust,
292	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	292
250	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	249
236	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	236
130	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	130
	Vericrest Opportunity Loan Transferee,
554	Series 2014-NPL7, Class A1, SUB, 3.125%, 08/27/57 (e)	553
374	Series 2014-NPL8, Class A1, SUB, 3.375%, 10/25/54 (e)	374
535	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	532
57	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	57
164	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	164
288	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	288
393	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	392
	VOLT XXVI LLC,
585	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	584
117	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	115
50	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	50
	World Omni Auto Receivables Trust,
44	Series 2012-A, Class A3, 0.640%, 02/15/17	44
407	Series 2013-B, Class A3, 0.830%, 08/15/18	408
127	Series 2013-B, Class A4, 1.320%, 01/15/20	127

	Total Asset-Backed Securities (Cost $27,284)	27,334

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 19.7%
		Agency CMO — 16.1%
44		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	48
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 11, Class D, 9.500%, 07/15/19	1
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 46, Class B, 7.800%, 09/15/20	1
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	2
9		Series 114, Class H, 6.950%, 01/15/21	10
–	(h)	Series 1079, Class S, HB, IF, 33.474%, 05/15/21	1
–	(h)	Series 1084, Class F, VAR, 1.105%, 05/15/21	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 44.529%, 05/15/21	—	(h)
7		Series 1144, Class KB, 8.500%, 09/15/21	8
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,180.814%, 01/15/22	1
5		Series 1206, Class IA, 7.000%, 03/15/22	6
3		Series 1250, Class J, 7.000%, 05/15/22	4
13		Series 1343, Class LA, 8.000%, 08/15/22	16
59		Series 1466, Class PZ, 7.500%, 02/15/23	66
1		Series 1470, Class F, VAR, 1.663%, 02/15/23	1
22		Series 1491, Class I, 7.500%, 04/15/23	25
22		Series 1518, Class G, IF, 8.880%, 05/15/23	26
19		Series 1541, Class O, VAR, 1.620%, 07/15/23	19
3		Series 1602, Class SA, HB, IF, 22.247%, 10/15/23	5
67		Series 1608, Class L, 6.500%, 09/15/23	73
7		Series 1609, Class LG, IF, 16.998%, 11/15/23	7
4		Series 1671, Class L, 7.000%, 02/15/24	5
12		Series 1700, Class GA, PO, 02/15/24	12
118		Series 1706, Class K, 7.000%, 03/15/24	133
401		Series 1720, Class PL, 7.500%, 04/15/24	457
12		Series 1745, Class D, 7.500%, 08/15/24	14
24		Series 1798, Class F, 5.000%, 05/15/23	26
1		Series 1807, Class G, 9.000%, 10/15/20	1
126		Series 1927, Class PH, 7.500%, 01/15/27	144
52		Series 1981, Class Z, 6.000%, 05/15/27	57
17		Series 1987, Class PE, 7.500%, 09/15/27	18
7		Series 2033, Class SN, HB, IF, 28.453%, 03/15/24	3
20		Series 2038, Class PN, IO, 7.000%, 03/15/28	4
104		Series 2040, Class PE, 7.500%, 03/15/28	120
16		Series 2056, Class TD, 6.500%, 05/15/18	17
113		Series 2063, Class PG, 6.500%, 06/15/28	127
20		Series 2064, Class TE, 7.000%, 06/15/28	23
80		Series 2075, Class PH, 6.500%, 08/15/28	90
78		Series 2075, Class PM, 6.250%, 08/15/28	88
25		Series 2089, Class PJ, IO, 7.000%, 10/15/28	4
46		Series 2125, Class JZ, 6.000%, 02/15/29	52
11		Series 2163, Class PC, IO, 7.500%, 06/15/29	2
218		Series 2169, Class TB, 7.000%, 06/15/29	250
71		Series 2172, Class QC, 7.000%, 07/15/29	80
1		Series 2196, Class TL, 7.500%, 11/15/29	1
37		Series 2201, Class C, 8.000%, 11/15/29	43
92		Series 2210, Class Z, 8.000%, 01/15/30	107
25		Series 2224, Class CB, 8.000%, 03/15/30	30
46		Series 2256, Class MC, 7.250%, 09/15/30	53
60		Series 2259, Class ZM, 7.000%, 10/15/30	70
56		Series 2271, Class PC, 7.250%, 12/15/30	64
49		Series 2283, Class K, 6.500%, 12/15/23	55
24		Series 2296, Class PD, 7.000%, 03/15/31	28
13		Series 2306, Class K, PO, 05/15/24	12
31		Series 2306, Class SE, IF, IO, 8.350%, 05/15/24	6
30		Series 2333, Class HC, 6.000%, 07/15/31	29
8		Series 2344, Class QG, 6.000%, 08/15/16	8

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
462	Series 2344, Class ZD, 6.500%, 08/15/31	530
55	Series 2344, Class ZJ, 6.500%, 08/15/31	63
39	Series 2345, Class NE, 6.500%, 08/15/31	44
16	Series 2345, Class PQ, 6.500%, 08/15/16	17
27	Series 2347, Class VP, 6.500%, 03/15/20	29
52	Series 2351, Class PZ, 6.500%, 08/15/31	58
10	Series 2355, Class BP, 6.000%, 09/15/16	11
12	Series 2360, Class PG, 6.000%, 09/15/16	12
10	Series 2366, Class MD, 6.000%, 10/15/16	11
15	Series 2391, Class QR, 5.500%, 12/15/16	16
41	Series 2410, Class NG, 6.500%, 02/15/32	47
65	Series 2410, Class OE, 6.375%, 02/15/32	70
27	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	7
103	Series 2412, Class SP, IF, 15.791%, 02/15/32	138
30	Series 2423, Class MC, 7.000%, 03/15/32	34
61	Series 2423, Class MT, 7.000%, 03/15/32	71
243	Series 2435, Class CJ, 6.500%, 04/15/32	265
68	Series 2441, Class GF, 6.500%, 04/15/32	77
66	Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	18
82	Series 2450, Class GZ, 7.000%, 05/15/32	94
26	Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	6
121	Series 2455, Class GK, 6.500%, 05/15/32	136
161	Series 2466, Class DH, 6.500%, 06/15/32	181
76	Series 2474, Class NR, 6.500%, 07/15/32	86
140	Series 2484, Class LZ, 6.500%, 07/15/32	158
170	Series 2500, Class MC, 6.000%, 09/15/32	193
248	Series 2512, Class PG, 5.500%, 10/15/22	272
46	Series 2535, Class BK, 5.500%, 12/15/22	51
59	Series 2537, Class TE, 5.500%, 12/15/17	62
279	Series 2543, Class YX, 6.000%, 12/15/32	316
370	Series 2568, Class KG, 5.500%, 02/15/23	408
497	Series 2575, Class ME, 6.000%, 02/15/33	552
40	Series 2586, Class WI, IO, 6.500%, 03/15/33	7
68	Series 2622, Class PE, 4.500%, 05/15/18	71
42	Series 2631, Class LC, 4.500%, 06/15/18	44
68	Series 2651, Class VZ, 4.500%, 07/15/18	71
19	Series 2672, Class ME, 5.000%, 11/15/22	19
144	Series 2684, Class PO, PO, 01/15/33	143
83	Series 2744, Class TU, 5.500%, 05/15/32	86
8	Series 2777, Class KO, PO, 02/15/33	8
319	Series 2907, Class VC, 4.500%, 05/15/34	322
102	Series 2934, Class EC, PO, 02/15/20	101
124	Series 2990, Class SL, HB, IF, 23.926%, 06/15/34	176
1,178	Series 2990, Class UZ, 5.750%, 06/15/35	1,258
278	Series 2999, Class ND, 4.500%, 07/15/20	295
19	Series 3068, Class AO, PO, 01/15/35	19
148	Series 3117, Class EO, PO, 02/15/36	136
16	Series 3117, Class OK, PO, 02/15/36	15
231	Series 3122, Class OH, PO, 03/15/36	219
217	Series 3137, Class XP, 6.000%, 04/15/36	240
6	Series 3149, Class SO, PO, 05/15/36	5
317	Series 3152, Class MO, PO, 03/15/36	298
132	Series 3171, Class MO, PO, 06/15/36	125
56	Series 3179, Class OA, PO, 07/15/36	53
462	Series 3202, Class HI, IF, IO, 6.495%, 08/15/36	78
72	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	11
80	Series 3253, Class PO, PO, 12/15/21	80
49	Series 3316, Class JO, PO, 05/15/37	45
264	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	35
113	Series 3607, Class AO, PO, 04/15/36	105
26	Series 3607, Class EO, PO, 02/15/33	26
72	Series 3611, Class PO, PO, 07/15/34	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
99		Series 3666, Class VA, 5.500%, 12/15/22	99
605		Series 3680, Class MA, 4.500%, 07/15/39	650
282		Series 3804, Class FN, VAR, 0.605%, 03/15/39	284
687		Series 3819, Class ZQ, 6.000%, 04/15/36	775
286		Series 3997, Class PF, VAR, 0.605%, 11/15/39	287
906		Series 4219, Class JA, 3.500%, 08/15/39	948
		Federal Home Loan Mortgage Corp. STRIPS,
40		Series 243, Class 16, IO, 4.500%, 11/15/20	3
874		Series 262, Class 35, 3.500%, 07/15/42	898
865		Series 267, Class F5, VAR, 0.655%, 08/15/42	875
890		Series 274, Class F1, VAR, 0.655%, 08/15/42	899
862		Series 279, Class F6, VAR, 0.605%, 09/15/42	869
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
39		Series T-41, Class 3A, VAR, 6.616%, 07/25/32	45
33		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	39
334		Series T-54, Class 2A, 6.500%, 02/25/43	399
117		Series T-54, Class 3A, 7.000%, 02/25/43	143
882		Series T-56, Class A5, 5.231%, 05/25/43	983
29		Series T-58, Class APO, PO, 09/25/43	25
236		Series T-76, Class 2A, VAR, 1.299%, 10/25/37	226
		Federal National Mortgage Association - ACES,
500		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	553
379		Series 2012-M11, Class FA, VAR, 0.676%, 08/25/19	380
1,000		Series 2012-M9, Class A2, 2.482%, 04/25/22	1,000
1,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,016
636		Series 2014-M13, Class A2, 3.021%, 08/25/24	649
444		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	473
2,000		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,125
96		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	112
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
5		Series 1989-70, Class G, 8.000%, 10/25/19	5
2		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-83, Class H, 8.500%, 11/25/19	2
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
7		Series 1990-102, Class J, 6.500%, 08/25/20	8
2		Series 1990-120, Class H, 9.000%, 10/25/20	2
1		Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
2		Series 1991-42, Class S, IF, 17.403%, 05/25/21	3
38		Series 1992-107, Class SB, HB, IF, 29.608%, 06/25/22	64
3		Series 1992-143, Class MA, 5.500%, 09/25/22	3
19		Series 1993-25, Class J, 7.500%, 03/25/23	22
128		Series 1993-37, Class PX, 7.000%, 03/25/23	143
46		Series 1993-54, Class Z, 7.000%, 04/25/23	51
10		Series 1993-62, Class SA, IF, 18.986%, 04/25/23	14
12		Series 1993-122, Class M, 6.500%, 07/25/23	13
5		Series 1993-165, Class SD, IF, 13.450%, 09/25/23	6
20		Series 1993-178, Class PK, 6.500%, 09/25/23	22
326		Series 1993-183, Class KA, 6.500%, 10/25/23	357

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
141	Series 1993-189, Class PL, 6.500%, 10/25/23	159
30	Series 1993-247, Class SA, HB, IF, 28.075%, 12/25/23	51
16	Series 1993-250, Class Z, 7.000%, 12/25/23	16
2	Series 1994-9, Class E, PO, 11/25/23	2
84	Series 1996-14, Class SE, IF, IO, 8.500%, 08/25/23	20
2	Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	2
9	Series 1996-59, Class J, 6.500%, 08/25/22	10
41	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
41	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
19	Series 1997-27, Class J, 7.500%, 04/18/27	22
26	Series 1997-29, Class J, 7.500%, 04/20/27	30
57	Series 1997-39, Class PD, 7.500%, 05/20/27	67
17	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
2	Series 1998-4, Class C, PO, 04/25/23	2
16	Series 1998-36, Class ZB, 6.000%, 07/18/28	18
190	Series 1998-43, Class EA, PO, 04/25/23	182
111	Series 2000-2, Class ZE, 7.500%, 02/25/30	127
38	Series 2001-4, Class PC, 7.000%, 03/25/21	42
74	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	13
87	Series 2001-36, Class DE, 7.000%, 08/25/31	100
19	Series 2001-44, Class PD, 7.000%, 09/25/31	22
140	Series 2001-48, Class Z, 6.500%, 09/25/21	155
18	Series 2001-49, Class Z, 6.500%, 09/25/31	20
25	Series 2001-71, Class MB, 6.000%, 12/25/16	26
28	Series 2001-71, Class QE, 6.000%, 12/25/16	29
190	Series 2001-74, Class MB, 6.000%, 12/25/16	197
15	Series 2001-81, Class LO, PO, 01/25/32	14
43	Series 2002-1, Class HC, 6.500%, 02/25/22	48
22	Series 2002-1, Class SA, HB, IF, 24.683%, 02/25/32	37
16	Series 2002-2, Class UC, 6.000%, 02/25/17	17
27	Series 2002-3, Class OG, 6.000%, 02/25/17	28
54	Series 2002-21, Class PE, 6.500%, 04/25/32	61
64	Series 2002-24, Class AJ, 6.000%, 04/25/17	67
56	Series 2002-28, Class PK, 6.500%, 05/25/32	63
61	Series 2002-37, Class Z, 6.500%, 06/25/32	68
82	Series 2002-94, Class BK, 5.500%, 01/25/18	85
202	Series 2003-22, Class UD, 4.000%, 04/25/33	213
162	Series 2003-34, Class GB, 6.000%, 03/25/33	179
304	Series 2003-34, Class GE, 6.000%, 05/25/33	357
13	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	3
212	Series 2003-47, Class PE, 5.750%, 06/25/33	235
27	Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	42
28	Series 2003-64, Class SX, IF, 13.358%, 07/25/33	35
124	Series 2003-71, Class DS, IF, 7.258%, 08/25/33	130
86	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	7
93	Series 2003-83, Class PG, 5.000%, 06/25/23	98
22	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	26
188	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	49
22	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	26
197	Series 2004-25, Class PC, 5.500%, 01/25/34	210
134	Series 2004-25, Class SA, IF, 19.098%, 04/25/34	188
132	Series 2004-36, Class PC, 5.500%, 02/25/34	140
129	Series 2004-36, Class SA, IF, 19.098%, 05/25/34	179
84	Series 2004-46, Class SK, IF, 16.073%, 05/25/34	107
886	Series 2004-50, Class VZ, 5.500%, 07/25/34	973
69	Series 2004-61, Class SH, HB, IF, 23.367%, 11/25/32	107
64	Series 2004-74, Class SW, IF, 15.194%, 11/25/31	88

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
80	Series 2004-76, Class CL, 4.000%, 10/25/19	84
126	Series 2005-45, Class DC, HB, IF, 23.741%, 06/25/35	188
27	Series 2005-52, Class PA, 6.500%, 06/25/35	29
96	Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	19
184	Series 2005-56, Class TP, IF, 17.684%, 08/25/33	247
609	Series 2005-68, Class PG, 5.500%, 08/25/35	677
238	Series 2005-73, Class PS, IF, 16.312%, 08/25/35	313
108	Series 2005-74, Class CS, IF, 19.593%, 05/25/35	149
207	Series 2005-106, Class US, HB, IF, 23.997%, 11/25/35	309
703	Series 2005-121, Class DX, 5.500%, 01/25/26	776
224	Series 2006-27, Class OH, PO, 04/25/36	213
69	Series 2006-44, Class P, PO, 12/25/33	65
430	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	432
101	Series 2006-59, Class QO, PO, 01/25/33	100
70	Series 2006-65, Class QO, PO, 07/25/36	65
106	Series 2006-72, Class GO, PO, 08/25/36	95
226	Series 2006-77, Class PC, 6.500%, 08/25/36	258
85	Series 2006-79, Class DO, PO, 08/25/36	79
149	Series 2006-110, Class PO, PO, 11/25/36	134
257	Series 2006-124, Class HB, VAR, 5.992%, 11/25/36	261
116	Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	16
88	Series 2007-79, Class SB, HB, IF, 23.447%, 08/25/37	127
500	Series 2007-81, Class GE, 6.000%, 08/25/37	575
228	Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	34
574	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	82
117	Series 2007-106, Class A7, VAR, 6.144%, 10/25/37	130
148	Series 2007-116, Class HI, IO, VAR, 1.535%, 01/25/38	11
64	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	9
48	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	7
94	Series 2008-28, Class QS, HB, IF, 20.234%, 04/25/38	129
136	Series 2008-46, Class HI, IO, VAR, 1.782%, 06/25/38	13
119	Series 2009-69, Class PO, PO, 09/25/39	113
758	Series 2009-71, Class BC, 4.500%, 09/25/24	835
248	Series 2009-103, Class MB, VAR, 2.324%, 12/25/39	253
415	Series 2010-71, Class HJ, 5.500%, 07/25/40	472
712	Series 2010-133, Class A, 5.500%, 05/25/38	775
1,000	Series 2011-44, Class EB, 3.000%, 05/25/26	1,015
538	Series 2011-118, Class MT, 7.000%, 11/25/41	624
510	Series 2011-118, Class NT, 7.000%, 11/25/41	599
316	Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	318
885	Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	893
468	Series 2013-101, Class DO, PO, 10/25/43	369
468	Series 2013-128, Class PO, PO, 12/25/43	374
2	Series G-14, Class L, 8.500%, 06/25/21	3
10	Series G-18, Class Z, 8.750%, 06/25/21	11
1	Series G-22, Class G, 6.000%, 12/25/16	1
8	Series G-35, Class M, 8.750%, 10/25/21	9
34	Series G92-35, Class E, 7.500%, 07/25/22	38
2	Series G92-42, Class Z, 7.000%, 07/25/22	2
20	Series G92-44, Class ZQ, 8.000%, 07/25/22	21
30	Series G92-54, Class ZQ, 7.500%, 09/25/22	34
8	Series G93-5, Class Z, 6.500%, 02/25/23	9
10	Series G95-1, Class C, 8.800%, 01/25/25	12
	Federal National Mortgage Association REMIC Trust,
150	Series 2003-W1, Class 1A1, VAR, 5.860%, 12/25/42	171
36	Series 2003-W4, Class 2A, VAR, 6.368%, 10/25/42	40
35	Series 2007-W7, Class 1A4, HB, IF, 38.248%, 07/25/37	54

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
81		Series 300, Class 1, PO, 09/25/24	78
14		Series 329, Class 1, PO, 01/25/33	13
		Federal National Mortgage Association Trust,
79		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	91
252		Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	253
		Government National Mortgage Association,
174		Series 1994-7, Class PQ, 6.500%, 10/16/24	199
19		Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	5
12		Series 2000-9, Class Z, 8.000%, 06/20/30	14
241		Series 2000-9, Class ZJ, 8.500%, 02/16/30	288
34		Series 2002-31, Class S, IF, IO, 8.545%, 01/16/31	10
97		Series 2002-40, Class UK, 6.500%, 06/20/32	111
92		Series 2002-47, Class PG, 6.500%, 07/16/32	105
116		Series 2002-47, Class PY, 6.000%, 07/20/32	131
115		Series 2002-47, Class ZA, 6.500%, 07/20/32	132
19		Series 2003-24, Class PO, PO, 03/16/33	17
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	355
99		Series 2003-52, Class AP, PO, 06/16/33	93
24		Series 2004-28, Class S, IF, 19.237%, 04/16/34	36
62		Series 2004-71, Class SB, HB, IF, 28.703%, 09/20/34	97
42		Series 2004-73, Class AE, IF, 14.536%, 08/17/34	52
329		Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	51
100		Series 2005-68, Class DP, IF, 16.061%, 06/17/35	134
643		Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	102
73		Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	13
258		Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	42
304		Series 2007-27, Class SA, IF, IO, 6.045%, 05/20/37	44
474		Series 2007-40, Class SB, IF, IO, 6.595%, 07/20/37	76
286		Series 2007-45, Class QA, IF, IO, 6.485%, 07/20/37	45
286		Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	46
68		Series 2007-53, Class ES, IF, IO, 6.395%, 09/20/37	11
72		Series 2007-53, Class SW, IF, 19.740%, 09/20/37	99
161		Series 2007-57, Class QA, IF, IO, 6.345%, 10/20/37	25
78		Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	6
148		Series 2007-72, Class US, IF, IO, 6.395%, 11/20/37	23
147		Series 2007-76, Class SA, IF, IO, 6.375%, 11/20/37	23
43		Series 2008-25, Class SB, IF, IO, 6.745%, 03/20/38	7
88		Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	20
251		Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	45
395		Series 2008-50, Class KB, 6.000%, 06/20/38	444
206		Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	29
208		Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	27
81		Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	11
93		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	19
321		Series 2009-22, Class SA, IF, IO, 6.115%, 04/20/39	44
289		Series 2009-31, Class ST, IF, IO, 6.195%, 03/20/39	36
289		Series 2009-31, Class TS, IF, IO, 6.145%, 03/20/39	36
244		Series 2009-79, Class OK, PO, 11/16/37	230
482		Series 2009-106, Class ST, IF, IO, 5.845%, 02/20/38	68
132		Series 2010-14, Class AO, PO, 12/20/32	130
162		Series 2010-130, Class CP, 7.000%, 10/16/40	190
564		Series 2011-137, Class WA, VAR, 5.525%, 07/20/40	638
486		Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	487
363		Series 2012-H24, Class FA, VAR, 0.605%, 03/20/60	364

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
483	Series 2012-H26, Class MA, VAR, 0.705%, 07/20/62	485
833	Series 2013-91, Class WA, VAR, 4.520%, 04/20/43	898
351	Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	351
498	Series 2013-H07, Class JA, 1.750%, 03/20/63	497
987	Series 2014-H15, Class FA, VAR, 0.652%, 07/20/64	988
996	Series 2014-H17, Class FC, VAR, 0.652%, 07/20/64	997
1,000	Series 2014-H19, Class FE, VAR, 0.622%, 09/20/64	999
109	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	110
	Vendee Mortgage Trust,
510	Series 1993-1, Class ZB, 7.250%, 02/15/23	586
231	Series 1994-1, Class 1, VAR, 5.573%, 02/15/24	253
333	Series 1996-1, Class 1Z, 6.750%, 02/15/26	382
113	Series 1996-2, Class 1Z, 6.750%, 06/15/26	131
442	Series 1997-1, Class 2Z, 7.500%, 02/15/27	522
110	Series 1998-1, Class 2E, 7.000%, 03/15/28	128

		57,068

	Non-Agency CMO — 3.6%
492	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	491
	Alternative Loan Trust,
1,862	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,905
334	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	304
	ASG Resecuritization Trust,
94	Series 2009-1, Class A60, VAR, 2.055%, 06/26/37 (e)	92
11	Series 2009-2, Class A55, VAR, 4.721%, 05/24/36 (e)	11
261	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	260
	Banc of America Alternative Loan Trust,
68	Series 2003-7, Class 2A4, 5.000%, 09/25/18	69
18	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	18
35	Series 2003-11, Class PO, PO, 01/25/34	31
33	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	27
	Banc of America Mortgage Trust,
16	Series 2003-8, Class APO, PO, 11/25/33	13
12	Series 2004-1, Class APO, PO, 02/25/34	11
47	Series 2004-3, Class 1A26, 5.500%, 04/25/34	48
22	Series 2004-6, Class APO, PO, 07/25/34	20
	BCAP LLC Trust,
334	Series 2010-RR7, Class 2A1, VAR, 2.071%, 07/26/45 (e)	335
298	Series 2011-RR10, Class 2A1, VAR, 0.940%, 09/26/37 (e)	273
16	Series 2011-RR5, Class 14A3, VAR, 2.593%, 07/26/36 (e)	16
170	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	166
104	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	105
120	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	120
	CHL Mortgage Pass-Through Trust,
10	Series 2003-J13, Class PO, PO, 01/25/34	10
18	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	19
72	Series 2004-5, Class 1A4, 5.500%, 06/25/34	75
30	Series 2004-HYB3, Class 2A, VAR, 2.208%, 06/20/34	28
312	Series 2005-22, Class 2A1, VAR, 2.465%, 11/25/35	264
	Citigroup Mortgage Loan Trust,
138	Series 2008-AR4, Class 1A1A, VAR, 2.730%, 11/25/38 (e)	139
387	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	394
205	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	210
	Citigroup Mortgage Loan Trust, Inc.,
30	Series 2003-UP3, Class A3, 7.000%, 09/25/33	31
21	Series 2003-UST1, Class A1, 5.500%, 12/25/18	21
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
4	Series 2003-UST1, Class PO3, PO, 12/25/18	4
36	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	37
	CSMC,
92	Series 2011-9R, Class A1, VAR, 2.156%, 03/27/46 (e)	92
89	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	90

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
686		CSMC Trust, Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	658
142		Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.300%, 06/25/20	143
14		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	14
73		FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	73
		First Horizon Mortgage Pass-Through Trust,
143		Series 2004-AR7, Class 2A2, VAR, 2.571%, 02/25/35	143
161		Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	160
297		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	275
50		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	29
249		IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
		JP Morgan Mortgage Trust,
68		Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	68
229		Series 2006-A2, Class 5A3, VAR, 2.438%, 11/25/33	230
		MASTR Adjustable Rate Mortgages Trust,
44		Series 2004-3, Class 4A2, VAR, 2.317%, 04/25/34	41
193		Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	194
		MASTR Alternative Loan Trust,
151		Series 2003-9, Class 8A1, 6.000%, 01/25/34	152
335		Series 2004-4, Class 10A1, 5.000%, 05/25/24	354
26		Series 2004-7, Class 30PO, PO, 08/25/34	20
27		Series 2004-10, Class 1A1, 4.500%, 09/25/19	28
115		Series 2005-6, Class 3A1, 5.500%, 11/25/20	112
		MASTR Asset Securitization Trust,
47		Series 2003-2, Class 1A1, 5.000%, 03/25/18	47
7		Series 2004-8, Class PO, PO, 08/25/19	7
72		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	58
		Merrill Lynch Mortgage Investors Trust,
75		Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	74
117		Series 2004-A, Class A1, VAR, 0.615%, 04/25/29	111
49		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	48
63		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	64
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
47		Series 2003-A1, Class A1, 5.500%, 05/25/33	48
23		Series 2003-A1, Class A2, 6.000%, 05/25/33	24
10		Series 2003-A1, Class A5, 7.000%, 04/25/33	10
–	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
22		Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	22
110		Series 2002-QS8, Class A5, 6.250%, 06/25/17	112
33		Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	36
128		Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	13
147		Series 2004-QS3, Class CB, 5.000%, 03/25/19	151
117		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	104
11		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	12
		Salomon Brothers Mortgage Securities VII, Inc.,
66		Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	67
3		Series 2003-UP2, Class PO1, PO, 12/25/18	2
		Springleaf Mortgage Loan Trust,
231		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	234
171		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	171
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	103
118		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	118
257		Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	257
125		Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	127
203		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	203
306		Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	308

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
106	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	108
59	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	59
119	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/25/54 (e)	119
	WaMu Mortgage Pass-Through Certificates Trust,
26	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	26
143	Series 2003-AR5, Class A7, VAR, 2.443%, 06/25/33	144
75	Series 2004-AR3, Class A2, VAR, 2.370%, 06/25/34	77
272	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	253
	Washington Mutual MSC Mortgage Pass- Through Certificates Trust,
36	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	38
8	Series 2003-MS7, Class P, PO, 03/25/33	6
182	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	179
	Wells Fargo Mortgage-Backed Securities Trust,
55	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	55
87	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	89
282	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	285
475	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	478

		12,872

	Total Collateralized Mortgage Obligations (Cost $66,635)	69,940

Commercial Mortgage-Backed Securities — 2.5%
	A10 Term Asset Financing LLC,
429	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	433
250	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	250
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	52
279	Series 2006-4, Class A4, 5.634%, 07/10/46	293
300	Series 2007-5, Class A4, 5.492%, 02/10/51	323
150	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	152
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	197
355	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.602%, 03/11/39	369
13,567	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.549%, 12/11/49 (e)	95
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	512
423	Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	423
132	Series 2014-PAT, Class A, VAR, 0.953%, 08/13/27 (e)	132
300	Series 2014-TWC, Class A, VAR, 1.003%, 02/13/32 (e)	300
40	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	40
202	CSMC, Series 2014-ICE, Class A, VAR, 0.955%, 04/15/27 (e)	202
86	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	86
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,065
500	Series KSMC, Class A2, 2.615%, 01/25/23	502
250	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	256
49	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	50
316	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	317
645	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	663
	NorthStar, (Cayman Islands),
325	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	325
250	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	252
26	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	26
185	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	185
250	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.405%, 12/15/31 (e)	250
167	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.563%, 08/15/39	167

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	119
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	109
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	533
161	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	161

	Total Commercial Mortgage-Backed Securities (Cost $8,654)	8,839

Corporate Bonds — 18.7%
	Consumer Discretionary — 0.9%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	103

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	151
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	154

		456

	Media — 0.5%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	118
100	7.700%, 10/30/25	132
	CBS Corp.,
94	3.700%, 08/15/24	94
25	4.300%, 02/15/21	27
25	5.750%, 04/15/20	28
100	Comcast Corp., 5.900%, 03/15/16	107
16	Cox Communications, Inc., 5.450%, 12/15/14	16
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	163
353	5.000%, 03/01/21	390
78	Discovery Communications LLC, 4.375%, 06/15/21	83
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	52
105	3.950%, 09/30/21	111
60	4.700%, 10/15/19	65
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	63
	Media — continued
50	6.750%, 07/01/18	58
150	8.250%, 04/01/19	185
35	8.750%, 02/14/19	44
	Viacom, Inc.,
18	1.250%, 02/27/15	18
50	3.125%, 06/15/22	49
11	3.250%, 03/15/23	11
43	3.875%, 12/15/21	44
50	4.500%, 03/01/21	54
15	6.250%, 04/30/16	16
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		1,970

	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	45
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	36
49	4.375%, 09/01/23	52
25	7.450%, 07/15/17	29
35	Nordstrom, Inc., 4.000%, 10/15/21	38
400	Target Corp., 6.000%, 01/15/18	454

		654

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	33
59	Gap, Inc. (The), 5.950%, 04/12/21	67
130	Home Depot, Inc. (The), 5.400%, 03/01/16	138

		238

	Total Consumer Discretionary	3,421

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	84
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	156
36	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	44
50	Coca-Cola Co. (The), 4.875%, 03/15/19	56
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	79
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	31
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	87

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
180	1.250%, 08/13/17	180
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	7
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	33

		819

	Food & Staples Retailing — 0.2%
179	CVS Health Corp., 4.000%, 12/05/23	189
52	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	62
	Kroger Co. (The),
50	2.200%, 01/15/17	51
90	4.000%, 02/01/24	95
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	84
37	Sysco Corp., 3.000%, 10/02/21	38
94	Walgreen Co., 3.100%, 09/15/22	94
91	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	92

		740

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	168
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	117
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	60
332	6.125%, 08/23/18	381
150	Mondelez International, Inc., 4.000%, 02/01/24	157
73	Tyson Foods, Inc., 3.950%, 08/15/24	75

		1,101

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
61	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	75

		95

	Total Consumer Staples	2,755

	Energy — 1.6%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23
107	Halliburton Co., 3.500%, 08/01/23	15
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	109
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	15
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	11
	Transocean, Inc., (Cayman Islands),	49
39	3.800%, 10/15/22
35	6.375%, 12/15/21	33
100	6.500%, 11/15/20	35
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	99
		33

	Oil, Gas & Consumable Fuels — 1.5%	399

	Apache Corp.,
42	3.250%, 04/15/22	42
25	6.900%, 09/15/18	29
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	29
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	235
106	2.750%, 05/10/23	101
66	3.814%, 02/10/24	68
100	4.742%, 03/11/21	111
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	25
150	5.900%, 02/01/18	169
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
40	Chevron Corp., 2.355%, 12/05/22	39
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	208
150	ConocoPhillips, 5.750%, 02/01/19	172
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	207
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	56
80	Encana Corp., (Canada), 6.500%, 05/15/19	93
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	217

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
37	3.750%, 02/15/25	37
49	3.900%, 02/15/24	51
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	108
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	59
	Marathon Oil Corp.,
228	5.900%, 03/15/18	256
175	6.000%, 10/01/17	196
67	Marathon Petroleum Corp., 3.625%, 09/15/24	66
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	78
295	6.250%, 03/17/24	303
	Petrobras International Finance Co. S.A., (Cayman Islands),
90	5.375%, 01/27/21	90
50	7.875%, 03/15/19	55
97	Petro-Canada, (Canada), 6.050%, 05/15/18	111
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25 (e)	60
69	4.875%, 01/18/24	73
43	Phillips 66, 2.950%, 05/01/17	45
100	Plains All American Pipeline LP/PAA Finance Corp., 3.600%, 11/01/24	100
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	212
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	168
140	6.200%, 04/15/18	159
50	8.000%, 10/01/19	62
79	Spectra Energy Partners LP, 2.950%, 09/25/18	81
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	137
42	2.900%, 11/08/20	43
67	3.125%, 08/17/17	70
83	3.150%, 01/23/22	85
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	59
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	76
150	2.750%, 06/19/21	152
175	Total Capital S.A., (France), 2.300%, 03/15/16	179
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	116
30	7.125%, 01/15/19	36

		5,293

	Total Energy	5,692

	Financials — 10.2%
	Banks — 4.2%
200	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	203
	ANZ New Zealand International Ltd., (New Zealand),
200	2.600%, 09/23/19 (e)	204
100	3.125%, 08/10/15 (e)	102
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	257
	Bank of America Corp.,
42	4.100%, 07/24/23	44
200	Series C, 5.000%, 01/15/15	201
100	5.000%, 05/13/21	111
130	5.625%, 07/01/20	149
300	Series L, 5.650%, 05/01/18	336
150	5.700%, 01/24/22	175
170	5.750%, 12/01/17	189
50	5.875%, 01/05/21	58
814	6.400%, 08/28/17	915
100	6.500%, 08/01/16	109
266	6.875%, 04/25/18	309
85	Bank of Montreal, (Canada), 2.550%, 11/06/22	83
	Bank of Nova Scotia (The), (Canada),
121	1.650%, 10/29/15 (e)	122
175	2.550%, 01/12/17	181

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
123	3.400%, 01/22/15	123
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	137
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	201
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	203
100	2.750%, 02/23/15	101
250	6.050%, 12/04/17 (e)	277
	BB&T Corp.,
125	3.950%, 04/29/16	130
100	5.250%, 11/01/19	113
300	Capital One Bank USA N.A., 3.375%, 02/15/23	298
	Citigroup, Inc.,
13	1.250%, 01/15/16	13
135	3.375%, 03/01/23	137
73	3.750%, 06/16/24	75
3	4.587%, 12/15/15	3
59	4.750%, 05/19/15	60
14	5.375%, 08/09/20	16
115	5.500%, 09/13/25	129
13	6.000%, 08/15/17	14
192	6.010%, 01/15/15	193
300	6.125%, 11/21/17	338
	Comerica, Inc.,
55	3.000%, 09/16/15	56
16	3.800%, 07/22/26	16
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	257
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	252
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	126
350	Fifth Third Bancorp, 5.450%, 01/15/17	378
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	210
300	4.875%, 01/14/22	336
50	KeyCorp, 5.100%, 03/24/21	56
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	343
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	203
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	305
100	3.750%, 03/02/15 (e)	101
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	313
	PNC Funding Corp.,
133	4.375%, 08/11/20	146
265	5.125%, 02/08/20	300
110	5.250%, 11/15/15	115
115	5.625%, 02/01/17	125
	Royal Bank of Canada, (Canada),
239	2.000%, 10/01/18	243
125	2.200%, 07/27/18	127
200	2.300%, 07/20/16	205
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	249
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	213
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	202
235	2.200%, 07/29/15 (e)	238
104	2.250%, 11/05/19	104
150	U.S. Bancorp, 2.450%, 07/27/15	152
850	Wachovia Corp., 5.750%, 02/01/18	960
	Wells Fargo & Co.,
237	4.480%, 01/16/24	253
415	5.625%, 12/11/17	465
500	SUB, 3.676%, 06/15/16	522
	Wells Fargo Bank N.A.,
315	Series AI, 4.750%, 02/09/15	318
250	6.000%, 11/15/17	283
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	320

		14,837

	Capital Markets — 2.3%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	127
	Bank of New York Mellon Corp. (The),
250	Series 1, 2.950%, 06/18/15	254

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
75	3.100%, 01/15/15	75
150	3.250%, 09/11/24	152
100	3.650%, 02/04/24	104
75	4.600%, 01/15/20	83
	BlackRock, Inc.,
325	3.500%, 12/10/14	325
326	Series 2, 5.000%, 12/10/19	372
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	175
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
48	2.550%, 10/23/19	48
68	2.625%, 01/31/19	69
100	3.300%, 05/03/15	101
255	3.625%, 02/07/16	263
66	3.700%, 08/01/15	67
120	4.000%, 03/03/24	124
68	5.375%, 03/15/20	77
80	5.750%, 01/24/22	93
1,100	5.950%, 01/18/18	1,234
250	7.500%, 02/15/19	299
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	211
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	75
	Jefferies Group LLC,
111	3.875%, 11/09/15	114
150	5.125%, 04/13/18	163
45	6.875%, 04/15/21	52
80	8.500%, 07/15/19	98
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	95
263	5.000%, 02/22/17 (e)	283
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	171
40	6.250%, 01/14/21 (e)	46
	Morgan Stanley,
83	3.700%, 10/23/24	84
104	4.000%, 07/24/15	106
93	5.000%, 11/24/25	100
166	5.500%, 07/24/20	189
100	5.500%, 07/28/21	115
450	5.625%, 09/23/19	513
100	5.750%, 01/25/21	115
100	6.625%, 04/01/18	115
100	7.300%, 05/13/19	120
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	88
84	6.700%, 03/04/20	100
	State Street Corp.,
36	3.100%, 05/15/23	35
192	3.700%, 11/20/23	201
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	502
100	5.750%, 04/25/18	113
100	5.875%, 12/20/17	113

		8,101

	Consumer Finance — 1.1%
139	American Express Credit Corp., 2.800%, 09/19/16	144
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	334
200	2.125%, 02/28/17 (e)	204
83	2.250%, 08/15/19	84
110	Capital One Financial Corp., 3.500%, 06/15/23	111
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	251
206	2.250%, 12/01/19	207
58	2.850%, 06/01/22	58
100	5.500%, 03/15/16	106
65	7.050%, 10/01/18	77
100	7.150%, 02/15/19	121
	Ford Motor Credit Co. LLC,
550	2.375%, 03/12/19	549
200	3.000%, 06/12/17	206
200	4.250%, 09/20/22	212

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
250	HSBC USA, Inc., 2.375%, 02/13/15	251
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	228
200	2.000%, 09/15/16	205
105	2.000%, 10/24/18	107
100	2.050%, 01/12/17	102
154	3.200%, 06/17/15	156

		3,938

	Diversified Financial Services — 1.4%
161	Associates Corp. of North America, 6.950%, 11/01/18	190
425	Bank of America N.A., 5.300%, 03/15/17	460
	Berkshire Hathaway, Inc.,
638	3.400%, 01/31/22	666
98	3.750%, 08/15/21	105
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	242
800	4.650%, 10/17/21	897
500	5.400%, 02/15/17	547
140	5.500%, 01/08/20	162
335	5.625%, 05/01/18	380
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	93
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	509
200	Series KK, 3.550%, 01/15/24	212
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
184	3.100%, 06/28/15	187
195	4.375%, 03/25/20	216
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	109

		5,109

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	46
50	5.600%, 05/15/15	51
61	Allstate Corp. (The), 3.150%, 06/15/23	61
	American International Group, Inc.,
59	4.125%, 02/15/24	63
350	5.450%, 05/18/17	384
45	Aon Corp., 3.500%, 09/30/15	46
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	169
90	CNA Financial Corp., 5.875%, 08/15/20	104
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	88
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	37
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	306
100	3.125%, 04/14/16 (e)	103
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	207
200	2.500%, 09/29/15 (e)	204
175	3.650%, 06/14/18 (e)	186
100	3.875%, 04/11/22 (e)	106
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	170
73	2.150%, 06/18/19 (e)	74
125	3.000%, 05/04/15 (e)	126
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	161
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	107

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205

		3,165

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
80	3.500%, 01/31/23	78
38	5.000%, 02/15/24	40
45	American Tower Trust I, 1.551%, 03/15/18 (e)	45
	Equity Commonwealth,
125	5.875%, 09/15/20	138
150	6.650%, 01/15/18	165
27	ERP Operating LP, 4.625%, 12/15/21	30
	HCP, Inc.,
52	2.625%, 02/01/20	52
23	3.875%, 08/15/24	23
17	4.200%, 03/01/24	18
38	4.250%, 11/15/23	40
92	5.375%, 02/01/21	103
73	Health Care REIT, Inc., 4.500%, 01/15/24	77
53	Prologis LP, 4.250%, 08/15/23	56
	Simon Property Group LP,
100	3.375%, 10/01/24	102
81	4.125%, 12/01/21	88
40	4.375%, 03/01/21	44
50	5.650%, 02/01/20	58
50	6.125%, 05/30/18	57

		1,214

	Total Financials	36,364

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	423
44	4.500%, 03/15/20	49
40	5.700%, 02/01/19	45
	Celgene Corp.,
98	3.250%, 08/15/22	99
44	3.625%, 05/15/24	44
57	Gilead Sciences, Inc., 3.500%, 02/01/25	59

		719

	Health Care Equipment & Supplies — 0.0% (g)
50	Baxter International, Inc., 4.625%, 03/15/15	51
40	Becton Dickinson and Co., 5.000%, 05/15/19	44

		95

	Health Care Providers & Services — 0.2%
45	Cardinal Health, Inc., 2.400%, 11/15/19	45
72	Express Scripts Holding Co., 3.500%, 06/15/24	72
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	117
44	Ventas Realty LP, 3.750%, 05/01/24	44
	WellPoint, Inc.,
93	2.300%, 07/15/18	94
115	3.125%, 05/15/22	115

		555

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	73

		95

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	120
87	2.900%, 11/06/22	85
69	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	75
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	170
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
62	2.400%, 09/15/22	60

		585

	Total Health Care	2,049

	Industrials — 1.1%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	42
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	70
70	6.375%, 06/01/19 (e)	82
100	Honeywell International, Inc., 5.300%, 03/01/18	112

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	58

		455

	Air Freight & Logistics — 0.2%
541	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	628
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	149

		777

	Airlines — 0.1%
189	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	202
29	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	33
54	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	58

		293

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
70	3.500%, 07/15/22	61
24	4.125%, 06/15/23	22
50	Pitney Bowes, Inc., 5.600%, 03/15/18	55
60	Waste Management, Inc., 7.375%, 03/11/19	73

		211

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	72

		145

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	56

		83

	Industrial Conglomerates — 0.1%
175	General Electric Co., 3.375%, 03/11/24	181
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	36
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	158

		375

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	74
31	2.600%, 06/26/22	31
89	Deere & Co., 2.600%, 06/08/22	88
25	Parker Hannifin Corp., 5.500%, 05/15/18	28

		221

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	104
100	5.650%, 05/01/17	110
	CSX Corp.,
100	3.400%, 08/01/24	101
10	6.250%, 04/01/15	10
30	7.375%, 02/01/19	36
50	7.900%, 05/01/17	58
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50
27	4.500%, 08/16/21 (e)	29
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	142
50	7.700%, 05/15/17	58
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	54
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	57
	Union Pacific Corp.,
21	2.950%, 01/15/23	21
75	3.646%, 02/15/24	79
233	4.163%, 07/15/22	256
100	4.875%, 01/15/15	101

		1,413

	Total Industrials	3,973

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
55	Cisco Systems, Inc., 2.900%, 03/04/21	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	33
55	3.375%, 11/01/15	56
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	114
13	7.500%, 01/15/27	16

		236

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
62	2.600%, 07/15/22	59
63	2.875%, 08/01/21	62

		121

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
309	1.625%, 05/15/20	299
150	5.700%, 09/14/17	168
200	7.625%, 10/15/18	243
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	57
40	6.750%, 02/01/17	44

		978

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	34
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		106

	Software — 0.3%
25	Intuit, Inc., 5.750%, 03/15/17	27
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	121
34	2.125%, 11/15/22	33
68	2.375%, 05/01/23	67
167	3.625%, 12/15/23	179
	Oracle Corp.,
200	3.625%, 07/15/23	210
200	5.250%, 01/15/16	211
100	5.750%, 04/15/18	113

		984

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
199	2.400%, 05/03/23	194
201	2.850%, 05/06/21	206
207	VAR, 0.482%, 05/03/18	207
	EMC Corp.,
100	1.875%, 06/01/18	99
100	3.375%, 06/01/23	100
	Hewlett-Packard Co.,
118	4.375%, 09/15/21	125
45	4.650%, 12/09/21	48

		979

	Total Information Technology	3,461

	Materials — 0.6%
	Chemicals — 0.4%
125	CF Industries, Inc., 7.125%, 05/01/20	151
	Dow Chemical Co. (The),
100	3.500%, 10/01/24	100
81	4.125%, 11/15/21	86
38	4.250%, 11/15/20	41
20	8.550%, 05/15/19	25
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	103
100	6.000%, 07/15/18	115
73	Monsanto Co., 2.750%, 07/15/21	73
	Mosaic Co. (The),
34	3.750%, 11/15/21	35
212	4.250%, 11/15/23	222
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
230	Praxair, Inc., 4.625%, 03/30/15	233
150	Union Carbide Corp., 7.500%, 06/01/25	194

		1,404

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
95	3.850%, 09/30/23	100
100	5.400%, 03/29/17	109

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
100	6.500%, 04/01/19	119
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	129
107	3.875%, 03/15/23	106
27	Nucor Corp., 4.000%, 08/01/23	28
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	28
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	58
42	Teck Resources Ltd., (Canada), 4.750%, 01/15/22	43

		757

	Total Materials	2,161

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
204	0.900%, 02/12/16	204
100	4.450%, 05/15/21	109
180	5.500%, 02/01/18	200
41	BellSouth Telecommunications LLC, 6.300%, 12/15/15	41
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	112
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	63
148	Qwest Corp., 6.750%, 12/01/21	171
	Telefonica Emisiones S.A.U., (Spain),
19	5.134%, 04/27/20	21
12	5.877%, 07/15/19	14
	Verizon Communications, Inc.,
115	2.625%, 02/21/20 (e)	115
179	3.000%, 11/01/21	179
72	3.450%, 03/15/21	75
295	3.500%, 11/01/24	295
156	4.150%, 03/15/24	164
353	4.500%, 09/15/20	386
150	5.150%, 09/15/23	169

		2,345

	Wireless Telecommunication Services — 0.1%
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	169
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	99
100	1.625%, 03/20/17	100

		409

	Total Telecommunication Services	2,754

	Utilities — 1.1%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	43
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	59
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	34
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	40
150	5.300%, 01/15/19	170
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	112
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	101
135	7.000%, 03/15/19	161
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30
47	Kansas City Power & Light Co., 3.150%, 03/15/23	48
60	Nevada Power Co., 7.125%, 03/15/19	72
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
27	2.400%, 09/15/19	27
150	7.875%, 12/15/15	161
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	29
40	4.881%, 08/15/19 (e)	44
25	Ohio Power Co., 6.050%, 05/01/18	28
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	59
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	66

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
50	3.250%, 06/15/23	50
125	5.625%, 11/30/17	140
	PacifiCorp,
140	3.600%, 04/01/24	146
100	3.850%, 06/15/21	107
60	5.650%, 07/15/18	69
75	PECO Energy Co., 5.350%, 03/01/18	84
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	81
212	Southern California Edison Co., Series C, 3.500%, 10/01/23	223
45	Southern Co. (The), 1.950%, 09/01/16	46
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	38
	Virginia Electric and Power Co.,
21	3.450%, 02/15/24	21
100	5.400%, 04/30/18	113
100	Wisconsin Electric Power Co., 6.250%, 12/01/15	106
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		2,784

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	38
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	56

		94

	Independent Power & Renewable Electricity Producers — 0.0% (g)
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	76
37	PSEG Power LLC, 4.300%, 11/15/23	39

		115

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
94	3.500%, 09/15/21	98
100	6.375%, 07/15/16	108
50	Consumers Energy Co., 5.650%, 04/15/20	58
150	Dominion Resources, Inc., 8.875%, 01/15/19	189
180	NiSource Finance Corp., 4.450%, 12/01/21	196
	Sempra Energy,
48	4.050%, 12/01/23	51
150	9.800%, 02/15/19	195

		895

	Total Utilities	3,888

	Total Corporate Bonds (Cost $62,766)	66,518

Foreign Government Securities — 1.5%
	Israel Government AID Bond, (Israel),
1,557	Zero Coupon, 08/15/20	1,382
500	Zero Coupon, 02/15/22	421
1,000	Zero Coupon, 08/15/24	763
1,000	Zero Coupon, 02/15/25	747
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	402
250	2.700%, 06/16/15	253
300	2.950%, 02/05/15	301
92	Republic of Poland, (Poland), 4.000%, 01/22/24	97
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	225
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	252
250	3.600%, 01/30/25	251
116	4.000%, 10/02/23	122

	Total Foreign Government Securities (Cost $5,105)	5,216

Mortgage Pass-Through Securities — 11.0%
	Federal Home Loan Mortgage Corp.,
93	ARM, 2.040%, 01/01/37	98
238	ARM, 2.098%, 08/01/36	252
29	ARM, 2.235%, 01/01/27	30
13	ARM, 2.250%, 07/01/26	13
62	ARM, 2.276%, 11/01/36	66
112	ARM, 2.294%, 09/01/36	120
192	ARM, 2.310%, 03/01/37	205
287	ARM, 2.354%, 12/01/34	308
148	ARM, 2.427%, 09/01/36	160
271	ARM, 2.505%, 06/01/36	291
157	ARM, 2.659%, 04/01/38	169
100	ARM, 2.826%, 02/01/37	108

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
85		4.000%, 06/01/19	90
24		4.500%, 10/01/18	26
172		5.500%, 06/01/17 – 01/01/24	188
16		6.000%, 10/01/17 – 04/01/18	17
177		6.500%, 01/01/17 – 03/01/22	188
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
8		6.000%, 12/01/22	9
41		6.500%, 11/01/22 – 08/01/26	47
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
59		6.000%, 01/01/34	67
67		7.000%, 04/01/26 – 02/01/37	77
5		7.500%, 08/01/25	7
6		8.000%, 07/01/20 – 11/01/24	7
17		8.500%, 07/01/28	21
282		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	320
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,640		3.500%, 05/01/33 – 05/01/43	2,759
441		4.000%, 06/01/42	474
153		6.000%, 02/01/33	167
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	12.000%, 08/01/15 – 07/01/19	—	(h)
		Federal National Mortgage Association,
51		ARM, 1.809%, 02/01/37	54
2		ARM, 1.875%, 03/01/19	2
81		ARM, 1.885%, 08/01/35	85
174		ARM, 1.898%, 01/01/35	183
162		ARM, 1.910%, 09/01/35	171
261		ARM, 1.916%, 02/01/35	277
190		ARM, 2.070%, 01/01/35	199
112		ARM, 2.074%, 09/01/36	119
287		ARM, 2.098%, 09/01/34	307
105		ARM, 2.127%, 11/01/33	110
167		ARM, 2.143%, 09/01/35	179
142		ARM, 2.199%, 02/01/35	151
67		ARM, 2.244%, 08/01/36	72
144		ARM, 2.266%, 08/01/34	154
124		ARM, 2.351%, 04/01/35	133
196		ARM, 2.405%, 02/01/37	210
123		ARM, 2.406%, 04/01/33	133
172		ARM, 2.435%, 09/01/33	184
118		ARM, 2.445%, 07/01/46	127
135		ARM, 2.505%, 10/01/34	146
11		ARM, 2.606%, 09/01/27	12
–	(h)	ARM, 2.625%, 08/01/19	—	(h)
280		ARM, 2.836%, 02/01/36	299
9		ARM, 3.711%, 03/01/29	9
		Federal National Mortgage Association, 15 Year, Single Family,
43		4.000%, 05/01/19	46
215		4.500%, 05/01/18 – 05/01/19	228
279		5.000%, 06/01/18 – 04/01/19	299
173		5.500%, 01/01/20 – 06/01/20	184
261		6.000%, 03/01/21 – 01/01/24	287
36		6.500%, 03/01/17 – 08/01/20	38
		Federal National Mortgage Association, 20 Year, Single Family,
67		6.000%, 04/01/24	76
91		6.500%, 05/01/22	103
		Federal National Mortgage Association, 30 Year, FHA/VA,
13		6.000%, 09/01/33	14
25		6.500%, 03/01/29	29
5		8.500%, 02/01/30	6
6		9.000%, 09/01/19 – 12/01/30	6
4		9.500%, 12/01/18	5
		Federal National Mortgage Association, 30 Year, Single Family,
69		4.500%, 08/01/33	76
1,019		5.000%, 07/01/33 – 08/01/40	1,136
97		5.500%, 12/01/33	110
493		6.000%, 12/01/32 – 09/01/37	564
40		6.500%, 08/01/31	47
6		7.000%, 09/01/27 – 08/01/32	7

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
10		7.500%, 11/01/22 – 10/01/24	11
369		8.000%, 03/01/21 – 11/01/32	428
6		8.500%, 07/01/24 – 06/01/25	7
–	(h)	9.000%, 04/01/26	—	(h)
3		10.000%, 02/01/24	3
–	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
500		VAR, 0.627%, 12/01/23	504
996		VAR, 0.637%, 08/01/23	1,003
943		1.940%, 01/01/17	947
1,000		2.294%, 12/01/22	990
500		2.314%, 12/01/22	496
987		2.480%, 06/01/19	1,014
1,000		2.760%, 05/01/21	1,030
1,965		2.764%, 06/01/23	2,011
1,000		3.110%, 12/25/24	1,026
1,000		3.240%, 12/25/26	1,003
500		3.340%, 02/01/27	501
1,000		3.380%, 12/01/23	1,059
2,341		3.590%, 12/01/20	2,522
1,000		3.658%, 10/01/20	1,075
1,500		3.760%, 10/01/23 – 11/01/23	1,626
877		4.000%, 07/01/42	943
406		4.271%, 06/01/21	448
1,040		4.298%, 03/01/21	1,156
1,936		4.380%, 01/01/21 – 04/01/21	2,163
494		4.390%, 05/01/21	553
784		4.443%, 04/01/21	874
911		4.500%, 03/01/20	1,010
103		5.500%, 04/01/38	113
124		6.000%, 03/01/37	139
		Government National Mortgage Association II, 30 Year, Single Family,
293		6.000%, 03/20/28 – 09/20/38	332
12		7.500%, 02/20/28 – 09/20/28	14
30		8.000%, 12/20/25 – 08/20/28	35
19		8.500%, 03/20/25 – 05/20/25	22
		Government National Mortgage Association, 15 Year, Single Family,
12		6.000%, 10/15/17	13
1		8.000%, 01/15/16	1
		Government National Mortgage Association, 30 Year, Single Family,
338		6.000%, 11/15/28 – 12/15/38	386
272		6.500%, 01/15/24 – 12/15/35	316
262		7.000%, 08/15/23 – 06/15/35	301
25		7.500%, 11/15/22 – 09/15/28	28
4		8.000%, 07/15/22 – 08/15/28	4
2		8.500%, 11/15/17	2
7		9.000%, 08/15/16 – 11/15/24	8
117		9.500%, 09/15/18 – 12/15/25	131
–	(h)	12.000%, 11/15/19	–	(h)

		Total Mortgage Pass-Through Securities (Cost $37,485)	39,109

Supranational — 0.0% (g)
150		African Development Bank, 8.800%, 09/01/19 (Cost $188)	190

U.S. Government Agency Securities — 2.5%
		Federal National Mortgage Association,
1,000		Zero Coupon, 06/01/17	979
800		5.000%, 05/11/17	881
375		Federal National Mortgage Association STRIPS, Zero Coupon, 11/15/21	320
		Financing Corp. Fico,
1,440		Zero Coupon, 05/11/18	1,373
500		Zero Coupon, 04/05/19	465
584		Zero Coupon, 09/26/19	534
1,000		Government Trust Certificate, Series 1-Z, Zero Coupon, 10/01/15	991
		Residual Funding Corp. STRIPS,
250		Zero Coupon, 10/15/19	229
1,750		Zero Coupon, 07/15/20	1,559
1,000		Tennessee Valley Authority, 5.500%,
		07/18/17	1,116
333		Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	307

		Total U.S. Government Agency Securities (Cost $8,514)	8,754

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 32.7%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,391
250	8.750%, 08/15/20	347
1,500	8.875%, 08/15/17	1,824
835	11.250%, 02/15/15	854
	U.S. Treasury Coupon STRIPS,
700	0.942%, 05/15/18 (n)	673
2,200	1.846%, 02/15/18 (n)	2,127
750	1.903%, 11/15/19 (n)	692
3,515	2.025%, 05/15/21 (n)	3,098
2,985	2.099%, 02/15/20 (n)	2,739
3,275	2.270%, 02/15/21 (n)	2,910
4,446	2.295%, 08/15/17 (n)	4,347
2,400	2.479%, 02/15/22 (n)	2,069
1,300	2.541%, 11/15/22 (n)	1,095
150	2.542%, 11/15/23 (n)	122
1,495	2.556%, 05/15/19 (n)	1,399
6,700	2.573%, 08/15/21 (n)	5,868
150	2.573%, 05/15/22 (n)	129
550	2.599%, 05/15/23 (n)	456
3,577	2.618%, 08/15/16 (n)	3,550
200	2.618%, 05/15/25 (n)	155
5,820	2.633%, 02/15/23 (n)	4,864
53	2.703%, 02/15/28 (n)	37
1,000	2.704%, 08/15/22 (n)	849
4,350	2.730%, 08/15/19 (n)	4,046
200	2.833%, 08/15/28 (n)	138
2,300	2.920%, 11/15/21 (n)	1,998
1,224	2.933%, 02/15/17 (n)	1,207
47	3.064%, 08/15/26 (n)	35
14,550	3.107%, 08/15/20 (n)	13,138
10,348	3.129%, 05/15/20 (n)	9,416
300	3.223%, 11/15/26 (n)	220
100	3.345%, 08/15/27 (n)	72
150	3.425%, 11/15/27 (n)	107
700	3.819%, 11/15/16 (n)	693
2,290	3.867%, 11/15/17 (n)	2,226
3,325	5.918%, 02/15/15 (n)	3,324
3,866	6.373%, 02/15/16 (n)	3,855
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,857
700	1.125%, 01/15/21	805
	U.S. Treasury Notes,
593	0.875%, 01/31/18	591
300	1.000%, 06/30/19	294
800	1.000%, 11/30/19	780
1,500	1.250%, 10/31/18	1,500
1,000	1.375%, 02/28/19	1,001
5,500	1.500%, 08/31/18	5,564
400	2.000%, 02/28/21	404
350	2.625%, 08/15/20	368
800	2.625%, 11/15/20	839
1,500	2.750%, 11/30/16	1,567
2,000	2.750%, 02/15/19	2,115
500	3.125%, 01/31/17	528
1,000	3.125%, 04/30/17	1,059
850	3.125%, 05/15/21	917
7,900	3.250%, 12/31/16	8,343
1,050	3.500%, 02/15/18	1,133
1,550	3.500%, 05/15/20	1,702
450	3.625%, 02/15/21	499
700	4.000%, 02/15/15	706
400	4.250%, 11/15/17	439
200	4.500%, 02/15/16	210
1,000	4.750%, 08/15/17	1,106

	Total U.S. Treasury Obligations (Cost $112,938)	116,397

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.7%
	Investment Company — 3.7%
13,028	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $13,028)	13,028

	Total Investments — 100.0% (Cost $342,597)	355,325
	Liabilities in Excess of Other Assets — 0.0% (g)	(15)

	NET ASSETS — 100.0%	$355,310

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,361
Aggregate gross unrealized depreciation	(633)

Net unrealized appreciation/depreciation	$12,728

Federal income tax cost of investments	$342,597

A. Valuation of Investments - The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$18,930	$8,404	$27,334
Collateralized Mortgage Obligations
Agency CMO	—	57,068	—	57,068
Non-Agency CMO	—	11,785	1,087	12,872

Total Collateralized Mortgage Obligations	—	68,853	1,087	69,940

Commercial Mortgage-Backed Securities	—	8,014	825	8,839
Corporate Bonds
Consumer Discretionary	—	3,421	—	3,421
Consumer Staples	—	2,755	—	2,755
Energy	—	5,692	—	5,692
Financials	—	36,364	—	36,364
Health Care	—	2,049	—	2,049
Industrials	—	3,052	921	3,973
Information Technology	—	3,461	—	3,461
Materials	—	2,161	—	2,161
Telecommunication
Services	—	2,754	—	2,754
Utilities	—	3,888	—	3,888

Total Corporate Bonds	—	65,597	921	66,518

Foreign Government Securities	—	5,216	—	5,216
Mortgage Pass-Through Securities	—	39,109	—	39,109
Supranational	—	190	—	190
U.S. Government Agency Securities	—	8,754	—	8,754
U.S. Treasury Obligations	—	116,397	—	116,397
Short-Term Investment
Investment Company	13,028	—	—	13,028

Total Investments in Securities	$13,028	$331,060	$11,237	$355,325

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$3,909	$—	(a)	$(10)	$(1)	$6,675	$(2,052)	$—	$(117)	$8,404
Collateralized Mortgage Obligations - Agency CMO	251	—		—	—	—	—	—	(251)	—
Collateralized Mortgage Obligations - Non-Agency CMO	981	—	(a)	(31)	35	—	(161)	263	—	1,087
Commercial Mortgage-Backed Securities	1,116	—	(a)	(7)	(37)	—	(247)	—	—	825
Corporate Bonds - Industrials	945	—		(6)	(1)	—	(17)	—	—	921

	$7,202	$—	(a)	$(54)	$(4)	$6,675	$(2,477)	$263	$(368)	$11,237

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(35,000).

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,327	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.50%)
			Constant Default Rate	3.93% - 30.00% (20.29%)
			Yield (Discount Rate of Cash Flows)	1.07% - 6.72% (3.51%)

Asset-Backed Securities	4,327

	$851	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 34.55% (6.13%)
			Constant Default Rate	0.00% - 7.51% (1.26%)
			PSA Prepayment Model	386% - 1,085.00% (500.23%)
			Yield (Discount Rate of Cash Flows)	0.64% - 10.64% (3.84%)

Collateralized Mortgage Obligations	851

	95	Discounted Cash Flow	Constant Prepayment Rate	100.00% (NA)
			Constant Default Rate	0.00% (NA)
			Yield (Discount Rate of Cash Flows)	1.19% (NA)

Commercial Mortgage-Backed Securities	95

Total	5,273

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $5,964,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 28, 2015